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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21108

                      Pioneer Series Trust X
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

				Pioneer Dynamic Credit Fund
				Schedule of Investments 6/30/2013

	Principal Amount ($)	Floating Rate (b) (unaudited)	S&P/Moody's Ratings (unaudited)		Value

				CONVERTIBLE CORPORATE BONDS - 6.1%
				Energy - 1.1%
				Oil & Gas Exploration & Production - 0.8%
	1,200,000		BB-/Ba3	Chesapeake Energy Corp., 2.25%, 12/15/38	$1,051,500
	150,000		BB-/Ba3	Chesapeake Energy Corp., 2.5%, 5/15/37	141,281
	1,065,000		NR/NR	Cobalt International Energy, Inc., 2.625%, 12/1/19	1,129,566
	600,000		B-/NR	Stone Energy Corp., 1.75%, 3/1/17	555,000
					$2,877,347
				Oil & Gas Storage & Transportation - 0.3%
	1,200,000		NR/NR	Golar LNG, Ltd., 3.75%, 3/7/17	$1,146,360
				Coal & Consumable Fuels - 0.0%†
	98,000		CCC/NR	James River Coal Co., 10.0%, 6/1/18 (144A)	$63,700
				Total Energy	$4,087,407
				Materials - 0.2%
				Diversified Metals & Mining - 0.1%
	385,000		NR/NR	RTI International Metals, Inc., 1.625%, 10/15/19	$362,381
				Steel - 0.1%
	250,000		BB-/B1	United States Steel Corp., 2.75%, 4/1/19	$246,719
				Total Materials	$609,100
				Capital Goods - 0.3%
				Electrical Components & Equipment - 0.0%†
	100,000		B/B2	General Cable Corp., 4.5%, 11/15/29 (Step)	$110,250
				Construction & Farm Machinery & Heavy Trucks - 0.3%
	305,000		NR/NR	Greenbrier Companies, Inc., 3.5%, 4/1/18	$313,388
	470,000		B-/NR	Meritor, Inc., 7.875%, 3/1/26 (144A)	571,344
					$884,732
				Total Capital Goods	$994,982
				Consumer Durables & Apparel - 0.1%
				Homebuilding - 0.1%
	400,000		B/B2	KB Home, 1.375%, 2/1/19	$415,000
				Total Consumer Durables & Apparel	$415,000
				Consumer Services - 0.2%
				Casinos & Gaming - 0.2%
	550,000		B+/B3	MGM Resorts International, 4.25%, 4/15/15	$615,656
				Total Consumer Services	$615,656
				Retailing - 0.4%
				Internet Retail - 0.4%
	1,340,000		NR/NR	Shutterfly, Inc., 0.25%, 5/15/18 (144A)	$1,474,838
				Total Retailing	$1,474,838
				Food, Beverage & Tobacco - 0.0%†
				Tobacco - 0.0%†
	200,000		CCC+/Caa2	Alliance One International, Inc., 5.5%, 7/15/14	$202,875
				Total Food, Beverage & Tobacco	$202,875
				Health Care Equipment & Services - 0.8%
				Health Care Equipment - 0.5%
	1,050,000		B+/NR	Hologic, Inc., 2.0%, 3/1/42 (Step)	$1,038,844
	1,000,000		NR/NR	NuVasive, Inc., 2.75%, 7/1/17	986,250
					$2,025,094
				Managed Health Care - 0.3%
	550,000		NR/NR	Molina Healthcare, Inc., 1.125%, 1/15/20 (144A)	$601,906
	300,000		A-/NR	WellPoint, Inc., 2.75%, 10/15/42 (144A)	373,500
					$975,406
				Total Health Care Equipment & Services	$3,000,500
				Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
				Biotechnology - 0.3%
	50,000		NR/NR	Corsicanto, Ltd., 3.5%, 1/15/32	$53,188
	130,000		NR/NR	PDL BioPharma, Inc., 3.75%, 5/1/15	160,388
	500,000		NR/NR	Theravance, Inc., 2.125%, 1/15/23	770,625
					$984,201
				Pharmaceuticals - 0.5%
	1,088,000		NR/NR	Auxilium Pharmaceuticals, Inc., 1.5%, 7/15/18	$1,049,240
	195,000		NR/NR	Pacira Pharmaceuticals, Inc. Delaware, 3.25%, 2/1/19 (144A)	270,197
	500,000		NR/NR	Salix Pharmaceuticals, Ltd., 1.5%, 3/15/19	596,562
					$1,915,999
				Total Pharmaceuticals, Biotechnology & Life Sciences	$2,900,200
				Diversified Financials - 0.0%†
				Consumer Finance - 0.0%†
	115,000		B+/NR	DFC Global Corp., 3.25%, 4/15/17 (144A)	$112,916
				Total Diversified Financials	$112,916
				Software & Services - 0.3%
				Internet Software & Services - 0.0%†
	100,000		NR/NR	WebMD Health Corp., 2.5%, 1/31/18	$92,500
				Application Software - 0.3%
	175,000		NR/NR	Mentor Graphics Corp., 4.0%, 4/1/31	$212,844
	500,000		BB-/NR	Nuance Communications, Inc., 2.75%, 11/1/31	515,000
	445,000		NR/NR	TIBCO Software, Inc., 2.25%, 5/1/32	432,484
					$1,160,328
				Total Software & Services	$1,252,828
				Technology Hardware & Equipment - 0.5%
				Computer Storage & Peripherals - 0.2%
	650,000		BB/NR	SanDisk Corp., 1.5%, 8/15/17	$866,531
				Electronic Components - 0.3%
	1,180,000		BB+/NR	Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$1,056,838
				Total Technology Hardware & Equipment	$1,923,369
				Semiconductors & Semiconductor Equipment - 1.1%
				Semiconductor Equipment - 0.4%
	1,125,000		BBB-/Baa1	Lam Research Corp., 1.25%, 5/15/18	$1,248,047
	100,000		BBB-/NR	Novellus Systems, Inc., 2.625%, 5/15/41	140,938
					$1,388,985
				Semiconductors - 0.7%
	300,000		A-/NR	Intel Corp., 2.95%, 12/15/35	$326,438
	30,000		A-/A2	Intel Corp., 3.25%, 8/1/39	38,231
	50,000		NR/NR	JinkoSolar Holding Co., Ltd., 4.0%, 5/15/16 (144A)	29,969
	1,000,000		BB+/NR	ON Semiconductor Corp., 2.625%, 12/15/26	1,149,375
	150,000		NR/NR	ReneSola, Ltd., 4.125%, 3/15/18 (144A)	73,688
	950,000		NR/NR	SunPower Corp., 0.75%, 6/1/18 (144A)	982,300
					$2,600,001
				Total Semiconductors & Semiconductor Equipment	$3,988,986
				Telecommunication Services - 0.3%
				Integrated Telecommunication Services - 0.3%
	1,100,000		B/NR	Ciena Corp., 0.875%, 6/15/17	$1,057,375
				Total Telecommunication Services	$1,057,375
				TOTAL CONVERTIBLE CORPORATE BONDS
				(Cost $21,838,496)	$22,636,032

				PREFERRED STOCKS - 2.6%
				Banks - 0.7%
				Diversified Banks - 0.6%
	1,500	6.75	BB/NR	AgStar Financial Services ACA, Floating Rate Note, 12/31/99 (Perpetual) (144A)	$1,476,000
	12,250	6.50	A-/Baa1	US Bancorp, Floating Rate Note (Perpetual)	344,225
	13,750	6.00	A-/Baa1	US Bancorp, Floating Rate Note (Perpetual)	376,888
					$2,197,113
				Regional Banks - 0.1%
	5,000	6.25	A-/NR	CoBank ACB, Floating Rate Note (Perpetual) (144A)	$516,094
				Total Banks	$2,713,207
				Diversified Financials - 0.9%
				Other Diversified Financial Services - 0.5%
	54,200	7.88	BB/Ba2	Citigroup Capital XIII, Floating Rate Note, 10/30/40	$1,509,470
	7,750	8.12	CCC+/B3	GMAC Capital Trust I, Floating Rate Note, 2/15/40	201,888
					$1,711,358
				Consumer Finance - 0.4%
	1,600		CCC+/B3	Ally Financial, Inc., 7.0% (Perpetual) (144A)	$1,520,850
				Total Diversified Financials	$3,232,208
				Insurance - 0.7%
				Property & Casualty Insurance - 0.5%
	25,000	5.95	BBB-/Ba1	Aspen Insurance Holdings, Ltd., Floating Rate Note, 12/31/99 (Perpetual)	$637,500
	9,000	5.10	BBB/Baa1	The Allstate Corp., Floating Rate Note, 1/15/53	230,310
	40,000		BB/Ba1	The Hanover Insurance Group, Inc., 6.35%, 3/30/53	971,600
					$1,839,410
				Reinsurance - 0.2%
	500,000	0.00	NR/NR	Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)	$511,750
				Total Insurance	$2,351,160
				Real Estate - 0.1%
				Diversified REIT's - 0.1%
	400		A-/A3	Firstar Realty LLC, 8.875%, 12/31/99 (Perpetual) (144A)	$490,750
				Total Real Estate	$490,750
				Telecommunication Services - 0.0%†
				Integrated Telecommunication Services - 0.0%†
	4,400		BBB-/Baa3	Qwest Corp., 7.375%, 6/1/51	$116,424
				Total Telecommunication Services	$116,424
				Utilities - 0.2%
				Electric Utilities - 0.2%
	25,000		BB+/Ba1	PPL Capital Funding, Inc., 5.9%, 4/30/73	$602,000
				Total Utilities	$602,000
				TOTAL PREFERRED STOCKS
				(Cost $9,570,211)	$9,505,749

				CONVERTIBLE PREFERRED STOCKS - 1.2%
				Energy - 0.2%
				Oil & Gas Exploration & Production - 0.2%
	7,500		CCC/NR	SandRidge Energy, Inc., 7.0% (Perpetual)	$644,531
				Total Energy	$644,531
				Consumer Durables & Apparel - 0.3%
				Home Furnishings - 0.3%
	13,100			Sealy Corp., 8.0%, 7/15/16 (PIK)	$1,038,175
				Total Consumer Durables & Apparel	$1,038,175
				Banks - 0.3%
				Diversified Banks - 0.3%
	1,050		BBB+/Ba1	Wells Fargo & Co., 7.5% (Perpetual)	$1,253,700
				Total Banks	$1,253,700
				Diversified Financials - 0.4%
				Other Diversified Financial Services - 0.1%
	433		BB+/B1	Bank of America Corp., 7.25%, 12/31/99 (Perpetual)	$480,846
				Asset Management & Custody Banks - 0.3%
	20,000		BB+/NR	AMG Capital Trust II, 5.15%, 10/15/37	$1,083,750
				Total Diversified Financials	$1,564,596
				TOTAL CONVERTIBLE PREFERRED STOCKS
				(Cost $4,565,963)	$4,501,002
	Shares
				COMMON STOCKS - 0.1%
				Diversified Financials - 0.1%
				Other Diversified Financial Services - 0.1%
	2,500			Lorenz Re *	$252,975
				Total Diversified Financials	$252,975
				TOTAL COMMON STOCKS
				(Cost $250,000)	$252,975
	Principal Amount ($)
				ASSET BACKED SECURITIES - 2.1%
				Materials - 0.5%
				Aluminum - 0.2%
	149,333		B+/B1	Bayview Financial Mortgage Pass-Through Trust 2007-B, 6.407%, 8/28/47 (Step)	$152,063
	337,075	7.78	NR/B3	GE Mortgage Services LLC, Floating Rate Note, 3/25/27	330,662
	250,000	6.55	B-/B3	Security National Mortgage Loan Trust 2007-1, Floating Rate Note, 4/25/37 (144A)	244,158
					$726,883
				Precious Metals & Minerals - 0.0%†
	21,288		BBB/NR	Mid-State Capital Trust 2010-1, 7.0%, 12/15/45 (144A)	$22,168
				Steel - 0.3%
	650,817		B+/B3	Accredited Mortgage Loan Trust 2003-3, 5.21%, 1/25/34 (Step)	$614,222
	85,000	1.24	AA+/A3	Bear Stearns Asset Backed Securities I Trust 2004-BO1, Floating Rate Note, 10/25/34	78,360
	326,646	0.29	CCC/Caa3	Morgan Stanley Home Equity Loan Trust 2007-2, Floating Rate Note, 4/25/37	237,589
	307,601		CC/Caa2	RASC Series 2003-KS5 Trust, 4.46%, 7/25/33 (Step)	291,711
					$1,221,882
				Total Materials	$1,970,933
				Consumer Services - 0.1%
				Hotels, Resorts & Cruise Lines - 0.1%
	182,208		BB/NR	Westgate Resorts 2012-2 LLC, 9.0%, 1/20/25 (144A)	$188,244
				Total Consumer Services	$188,244
				Banks - 1.4%
				Thrifts & Mortgage Finance - 1.4%
	100,000		BB/NR	CarNow Auto Receivables Trust 2012-1, 6.9%, 11/15/16 (144A)	$104,046
	66,482		BB/B2	Citicorp Residential Mortgage Trust Series 2006-1, 5.836%, 7/25/36 (Step)	66,242
	105,606		BB-/B1	Citicorp Residential Mortgage Trust Series 2006-1, 5.939%, 7/25/36 (Step)	105,332
	189,000		CCC/C	Citicorp Residential Mortgage Trust Series 2006-2, 5.918%, 9/25/36 (Step)	169,408
	119,148		B-/B2	Citicorp Residential Mortgage Trust Series 2007-1, 5.892%, 3/25/37 (Step)	117,237
	32,996	4.46	BB+/Ba1	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/35	33,102
	72,031	0.36	NR/Caa2	Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/36 (144A)	66,105
	100,000		BBB/NR	HLSS Servicer Advance Receivables Backed Notes, 4.458%, 1/15/48 (144A)	99,940
	145,527		NR/Ba1	Leaf Receivables Funding 8 LLC, 5.5%, 9/15/20 (144A)	130,159
	1,360,000		NR/Ba2	Nations Equipment Finance Funding I LLC, 5.5%, 5/20/21 (144A)	1,307,204
	500,000		B/NR	Nationstar Mortgage Advance Receivable Trust, 4.949%, 6/20/44 (144A)	499,465
	500,000		NR/NR	Progreso Receivables Funding I LLC, 4.0%, 7/9/18 (144A)	495,586
	1,062,034		A+/Baa2	RAMP Series 2004-RZ1 Trust, 4.32%, 3/25/34 (Step)	1,092,829
	135,308	0.35	BB+/Ba1	RAMP Series 2006-RZ3 Trust, Floating Rate Note, 8/25/36	125,231
	450,000		BB/NR	SNAAC Auto Receivables Trust 2013-1, 4.56%, 4/15/20 (144A)	444,739
	199,242		A/NR	STORE Master Funding LLC, 4.16%, 3/20/43 (144A)	196,129
	150,000		BB/NR	United Auto Credit Securitization Trust 2013-1, 4.4%, 4/15/19 (144A)	148,882
					$5,201,636
				Total Banks	$5,201,636
				Diversified Financials - 0.1%
				Other Diversified Financial Services - 0.1%
	49,448		BB/NR	Sierra Timeshare 2011-3 Receivables Funding LLC, 9.31%, 7/20/28 (144A)	$53,648
	500,000		BB/NR	Springleaf Funding Trust 2013-A, 5.0%, 9/15/21 (144A)	500,000
					$553,648
				Total Diversified Financials	$553,648
				TOTAL ASSET BACKED SECURITIES
				(Cost $7,892,204)	$7,914,461

				COLLATERALIZED MORTGAGE OBLIGATIONS - 5.5%
				Consumer Services - 0.1%
				Hotels, Resorts & Cruise Lines - 0.1%
	227,000		BB+/NR	Motel 6 Trust, 4.274%, 10/5/25 (144A)	$220,051
				Total Consumer Services	$220,051
				Banks - 4.6%
				Thrifts & Mortgage Finance - 4.6%
	350,000		NR/NR	A10 Securitization 2013-1 LLC, 4.7%, 11/15/25 (144A)	$345,020
	139,000		NR/NR	A10 Securitization 2013-1 LLC, 6.41%, 11/15/25 (144A)	137,096
	128,744		BBB-/B3	Alternative Loan Trust 2004-2CB, 5.75%, 3/25/34	126,624
	98,493		BB-/NR	Banc of America Mortgage Trust 2004-2, 5.5%, 3/25/34	94,627
	353,972	0.58	NR/Baa3	Bayview Commercial Asset Trust, Floating Rate Note, 1/25/36 (144A)	288,682
	528,387	1.39	A/Baa1	Bayview Commercial Asset Trust, Floating Rate Note, 4/25/34 (144A)	459,446
	304,229	0.50	AA+/Baa3	Bayview Commercial Asset Trust, Floating Rate Note, 8/25/35 (144A)	247,868
	138,079	2.43	A+/Ba1	Bear Stearns ALT-A Trust 2003-3, Floating Rate Note, 10/25/33	125,934
	500,000	5.53	BBB/NR	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, Floating Rate Note, 2/13/46 (144A)	424,400
	100,000	5.21	NR/Baa2	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41	101,726
	2,767,507		BB/NR	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38	2,603,493
	43,055	5.61	B+/NR	CHL Mortgage Pass-Through Trust 2002-32, Floating Rate Note, 1/25/33	43,345
	300,000	5.94	NR/Baa3	Citigroup Commercial Mortgage Trust 2006-C4, Floating Rate Note, 3/15/49	305,278
	69,242		NR/Baa1	Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34	73,706
	1,500,000		NR/B3	COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46	1,305,885
	82,358	0.37	A+/A1	COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)	81,674
	100,000	5.94	NR/A2	COMM 2010-C1 Mortgage Trust, Floating Rate Note, 7/10/46 (144A)	107,972
	100,000	5.02	NR/Baa3	COMM 2012-CCRE2 Mortgage Trust, Floating Rate Note, 8/15/45 (144A)	87,576
	303,000	4.73	BBB-/Baa3	COMM 2012-CCRE4 Mortgage Trust, Floating Rate Note, 10/15/45 (144A)	258,190
	200,000		NR/NR	Extended Stay America Trust 2013-ESH MZ, 7.625%, 12/5/19 (144A)	200,104
	350,000	5.32	BBB-/NR	GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/45 (144A)	350,026
	295,650		CCC/Caa3	Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)	233,563
	206,294		CCC/Caa3	Global Mortgage Securitization, Ltd., 5.25%, 4/25/32	183,841
	200,000	5.83	BB+/Ba2	GS Mort Sec Corp II Commercial Mort Ps Thr Cert Ser 2004-GG2, Floating Rate Note, 8/10/38	196,252
	100,000		NR/NR	GS Mortgage Securities Corp. II, 4.209%, 2/10/21 (144A)	101,030
	200,000	3.79	NR/Ba2	GS Mortgage Securities Corp. II, Floating Rate Note, 11/8/29 (144A)	194,829
	110,000	5.83	NR/Baa3	GS Mortgage Securities Trust 2012-GC6, Floating Rate Note, 1/10/45 (144A)	103,681
	93,474	5.25	BB-/NR	GSR Mortgage Loan Trust 2005-AR4, Floating Rate Note, 7/25/35	91,740
	249,926		NR/NR	Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)	242,740
	200,000	6.20	B-/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51	174,844
	200,000	3.94	BB/NR	JP Morgan Chase Commercial Mortgage Series Trust 2013-FL3, Floating Rate Note, 4/15/28 (144A)	195,796
	227,098	2.94	NR/Caa1	JP Morgan Mortgage Trust 2005-A7, Floating Rate Note, 10/25/35	212,894
	463,990	5.28	BB/NR	LB-UBS Commercial Mortgage Trust 2006-C1, Floating Rate Note, 2/15/41	453,245
	408,520	0.39	BBB+/Aa3	Lehman Brothers Small Balance Commercial Mortgage Trust 2006-2, Floating Rate Note, 9/25/36 (144A)	323,658
	409,345	0.39	BBB+/A3	Lehman Brothers Small Balance Commercial Mortgage Trust 2006-3, Floating Rate Note, 12/25/36 (144A)	349,990
	104,916	0.41	A+/Aa2	Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)	93,585
	618,632	2.50	BB+/Ba1	MASTR Adjustable Rate Mortgages Trust 2003-6, Floating Rate Note, 12/25/33	612,755
	181,003	5.29	B-/B3	MASTR Adjustable Rate Mortgages Trust, Floating Rate Note, 1/25/35	175,518
	119,104		B-/NR	MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34	122,320
	291,533		D/Caa3	Merrill Lynch Mortgage Investors Trust Series 2006-AF1, 5.75%, 8/25/36	249,398
	1,500,000	5.57	NR/B1	Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49	1,468,248
	75,463	0.97	AA+/Baa1	MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34	71,745
	300,000	6.69	NR/NR	New York Securitization Trust 2012-1, Floating Rate Note, 12/27/47 (144A)	300,000
	300,000	4.44	BBB/Baa3	NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)	299,978
	232,211		NR/Baa3	RCMC LLC, 5.623%, 11/15/44 (144A)	231,644
	187,608	1.59	B-/Ba3	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)	165,133
	200,000	5.30	BBB/NR	Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/25/59 (144A)	207,895
	250,000	5.58	BB/NR	Springleaf Mortgage Loan Trust, Floating Rate Note, 6/25/58 (144A)	260,770
	133,635	1.69	A+/Ba3	Structured Asset Mortgage Investments Trust 2003-AR1, Floating Rate Note, 10/19/33	118,304
	19,130		CC/Caa2	Structured Asset Securities Corp Trust 2005-15, 6.0%, 8/25/35	18,148
	30,000		BB/B1	Timberstar Trust, 7.53%, 10/15/36 (144A)	30,523
	304,000	5.66	BB-/Ba3	Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Floating Rate Note, 3/15/45	285,150
	100,000	6.17	B-/Ba1	Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46	95,868
	1,000,000	5.00	NR/NR	Wedgewood Real Estate Trust, Floating Rate Note, 7/25/43	998,594
	100,000		NR/Ba2	Wells Fargo Commercial Mortgage Trust, 4.0%, 11/15/43 (144A)	75,688
	96,179		CCC/NR	Wells Fargo Mortgage Backed Securities 2004-1 Trust, 5.5%, 2/25/34	95,991
	50,000		AA-/NR	WFDB Commercial Mortgage Trust, 5.914%, 7/5/24 (144A)	50,624
	100,000	5.65	NR/Baa3	WFRBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)	95,269
	50,000	5.42	NR/Baa1	WFRBS Commercial Mortgage Trust 2011-C4, Floating Rate Note, 6/15/44 (144A)	49,309
	200,000	4.50	BBB-/NR	WFRBS Commercial Mortgage Trust 2013-C12, Floating Rate Note, 3/15/48 (144A)	162,530
					$17,161,762
				Total Banks	$17,161,762
				Diversified Financials - 0.5%
				Other Diversified Financial Services - 0.3%
	113,538	5.63	NR/A2	DBUBS 2011-LC2 Mortgage Trust, Floating Rate Note, 7/10/44 (144A)	$119,334
	400,000	5.19	NR/NR	Del Coronado Trust 2013-DEL MZ, Floating Rate Note, 3/15/18 (144A)	402,080
	43,815	7.35	B+/Ba3	Morgan Stanley Capital I, Inc., Floating Rate Note, 7/15/32 (144A)	46,154
	81,881	2.56	A+/NR	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 7/25/34	80,328
	250,000		NR/NR	Vericrest Opportunity Loan Transferee, 6.414%, 2/26/52 (144A)	253,765
					$901,661
				Specialized Finance - 0.2%
	125,000	5.98	BB-/NR	COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46	$133,743
	454,840		BB+/Baa2	Spirit Master Funding LLC, 5.74%, 3/20/25 (144A)	445,441
					$579,184
				Consumer Finance - 0.0%†
	56,560	5.10	CCC/NR	GMACM Mortgage Loan Trust 2005-AR2, Floating Rate Note, 5/25/35	$55,039
				Investment Banking & Brokerage - 0.0%†
	144,800	6.33	BBB/NR	Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 9/10/47 (144A)	$149,913
				Total Diversified Financials	$1,685,797
				Real Estate - 0.3%
				Mortgage REIT's - 0.3%
	56,780	2.41	BBB-/B2	American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45	$55,474
	100,000	5.14	CCC/B3	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 10/15/39 (144A)	91,772
	200,000	3.76	NR/NR	FREMF Mortgage Trust, Floating Rate Note, 2/25/45 (144A)	181,798
	1,000,000	3.49	NR/NR	FREMF Mortgage Trust, Floating Rate Note, 3/25/23 (144A)	772,654
	175,000	4.04	NR/NR	FREMF Mortgage Trust, Floating Rate Note, 5/25/45 (144A)	145,081
					$1,246,779
				Total Real Estate	$1,246,779
				Government - 0.0%†
				Government - 0.0%†
	344,017	1.05	NR/NR	Government National Mortgage Association, Floating Rate Note, 3/16/53	$28,315
				Total Government	$28,315
				TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				(Cost $20,618,640)	$20,342,704

				CORPORATE BONDS - 56.9%
				Energy - 11.3%
				Oil & Gas Drilling - 2.0%
	1,000,000		BB/Ba3	Atwood Oceanics, Inc., 6.5%, 2/1/20	$1,037,500
	845,000		B/B3	Drill Rigs Holdings, Inc., 6.5%, 10/1/17 (144A)	842,888
	1,005,000		B/B3	Hercules Offshore, Inc., 8.75%, 7/15/21 (144A)	1,005,000
	400,000		CCC+/Caa3	Ocean Rig UDW, Inc., 9.5%, 4/27/16 (144A)	415,000
	600,000		B-/B3	Offshore Group Investment, Ltd., 7.5%, 11/1/19	625,500
	450,000		B+/B1	Pacific Drilling SA, 5.375%, 6/1/20 (144A)	420,750
	1,105,000		B/B1	Shelf Drilling Holdings, Ltd., 8.625%, 11/1/18 (144A)	1,149,200
	1,180,000		B/B3	Summit Midstream Holdings LLC, 7.5%, 7/1/21 (144A)	1,197,700
	650,000		BB-/B1	Unit Corp., 6.625%, 5/15/21	663,000
					$7,356,538
				Oil & Gas Equipment & Services - 0.7%
	280,000		B+/B2	Basic Energy Services, Inc., 7.75%, 10/15/22	$276,500
	300,000		B+/B2	Basic Energy Services, Inc., 7.75%, 2/15/19	296,250
	150,000		BB-/Ba3	Bristow Group, Inc., 6.25%, 10/15/22	153,750
	385,000		B+/B1	Calfrac Holdings LP, 7.5%, 12/1/20 (144A)	381,150
	715,000		B/Caa1	Forbes Energy Services, Ltd., 9.0%, 6/15/19	704,275
	120,000		B-/B3	Hiland Partners LP, 7.25%, 10/1/20 (144A)	123,600
	585,000		BB-/B1	Key Energy Services, Inc., 6.75%, 3/1/21	561,600
	245,000		B/B3	Seitel, Inc., 9.5%, 4/15/19 (144A)	245,612
					$2,742,737
				Oil & Gas Exploration & Production - 6.3%
	185,000		B+/B2	Antero Resources Finance Corp., 6.0%, 12/1/20	$182,225
	1,250,000		B-/B3	Approach Resources, Inc., 7.0%, 6/15/21	1,259,375
	470,000		CCC+/Caa1	Athlon Holdings LP, 7.375%, 4/15/21 (144A)	464,125
	235,000		CCC+/Caa1	Aurora USA Oil & Gas, Inc., 7.5%, 4/1/20 (144A)	230,300
	235,000		B-/B3	Bonanza Creek Energy, Inc., 6.75%, 4/15/21 (144A)	236,762
	650,000		B-/B3	Carrizo Oil & Gas, Inc., 7.5%, 9/15/20	676,000
	100,000		B-/B3	Chaparral Energy, Inc., 8.25%, 9/1/21	105,250
	700,000		B-/B3	Comstock Resources, Inc., 7.75%, 4/1/19	714,000
	205,000		B-/B3	Comstock Resources, Inc., 9.5%, 6/15/20	221,400
	475,000		BB+/Ba3	Concho Resources, Inc., 5.5%, 4/1/23	467,875
	100,000		BB+/Ba3	Concho Resources, Inc., 6.5%, 1/15/22	105,750
	285,000		BB/B1	Denbury Resources, Inc., 4.625%, 7/15/23	262,912
	225,000		B/B2	EP Energy LLC, 7.75%, 9/1/22	240,750
	100,000		B/B2	EP Energy LLC, 9.375%, 5/1/20	113,000
	985,000		B/B3	EPE Holdings LLC, 8.125%, 12/15/17 (144A) (PIK)	1,004,700
	590,000		B-/Caa1	EPL Oil & Gas, Inc., 8.25%, 2/15/18	607,700
	250,000		B-/B3	EV Energy Partners LP, 8.0%, 4/15/19	252,500
	1,070,000		B-/B3	Forest Oil Corp., 7.5%, 9/15/20 (144A)	1,016,500
	200,000		B/NR	GeoPark Latin America, Ltd. Agencia en Chile, 7.5%, 2/11/20 (144A)	205,000
	600,000		CCC/Caa1	Goodrich Petroleum Corp., 8.875%, 3/15/19	591,000
	690,000		CCC+/B3	Gulfport Energy Corp., 7.75%, 11/1/20 (144A)	698,625
	120,000		CCC+/Caa1	Halcon Resources Corp., 8.875%, 5/15/21	116,400
	650,000		CCC+/Caa1	Halcon Resources Corp., 9.75%, 7/15/20	648,375
	250,000		B-/B3	Kodiak Oil & Gas Corp., 5.5%, 1/15/21 (144A)	243,750
	100,000		B-/B3	Kodiak Oil & Gas Corp., 8.125%, 12/1/19	108,500
	965,000		CCC+/Caa1	Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)	916,750
	1,000,000		B/B2	Linn Energy LLC, 6.25%, 11/1/19 (144A)	952,500
	370,000		B-/Caa1	Memorial Production Partners LP, 7.625%, 5/1/21 (144A)	364,450
	150,000		B-/Caa1	Midstates Petroleum Co, Inc., 10.75%, 10/1/20 (144A)	150,750
	500,000		B-/Caa1	Midstates Petroleum Co, Inc., 9.25%, 6/1/21 (144A)	470,000
	400,000		NR/NR	National JSC Naftogaz of Ukraine, 9.5%, 9/30/14	399,000
	150,000		BBB-/Ba1	Newfield Exploration Co., 5.625%, 7/1/24	145,500
	880,000		B-/Caa1	Northern Oil and Gas, Inc., 8.0%, 6/1/20	888,800
	200,000		B/B3	Oasis Petroleum, Inc., 6.875%, 1/15/23	206,000
	175,000		B-/B3	PDC Energy, Inc., 7.75%, 10/15/22 (144A)	180,688
	100,000		B-/Caa1	Penn Virginia Corp., 7.25%, 4/15/19	96,000
	430,000		B-/Caa1	Penn Virginia Corp., 8.5%, 5/1/20 (144A)	417,100
	500,000		NR/Caa1	PetroQuest Energy, Inc., 10.0%, 9/1/17 (144A)	500,000
	300,000		BB+/Ba1	QEP Resources, Inc., 5.25%, 5/1/23	292,500
	140,000		B-/Caa1	QR Energy LP, 9.25%, 8/1/20	143,850
	400,000		BB/Ba3	Range Resources Corp., 5.0%, 3/15/23	391,000
	515,000		B+/B2	Rosetta Resources, Inc., 5.625%, 5/1/21	502,769
	990,000		B-/B3	Samson Investment Co., 10.0%, 2/15/20 (144A)	1,043,212
	700,000		B-/B2	SandRidge Energy, Inc., 7.5%, 2/15/23	665,000
	455,000		BB-/Ba3	SM Energy Co., 5.0%, 1/15/24 (144A)	434,525
	150,000		B-/B3	Stone Energy Corp., 7.5%, 11/15/22	155,250
	100,000		B-/B3	Stone Energy Corp., 8.625%, 2/1/17	104,250
	1,950,000		B+/B3	Swift Energy Co., 7.875%, 3/1/22	1,940,250
	420,000		CCC+/Caa1	Talos Production LLC, 9.75%, 2/15/18 (144A)	399,000
CAD	820,000		B/NR	Trilogy Energy Corp., 7.25%, 12/13/19 (144A)	802,008
	100,000		B/B3	W&T Offshore, Inc., 8.5%, 6/15/19	103,250
					$23,437,176
				Oil & Gas Refining & Marketing - 0.1%
	215,000		BB+/Ba2	Tesoro Corp., 5.375%, 10/1/22	$217,688
	90,000		BB-/B2	Western Refining, Inc., 6.25%, 4/1/21 (144A)	87,975
					$305,663
				Oil & Gas Storage & Transportation - 1.6%
	320,000		B+/B2	Atlas Pipeline Partners LP, 4.75%, 11/15/21 (144A)	$288,000
	575,000		BBB/Baa2	Copano Energy LLC, 7.125%, 4/1/21	639,688
	1,550,000	5.85	BB+/Baa3	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	1,488,000
	200,000		BBB-/Baa3	DCP Midstream Operating LP, 4.95%, 4/1/22	205,005
	100,000	7.00	BBB-/Baa2	Enterprise Products Operating LLC, Floating Rate Note, 6/1/67	105,750
	105,000		B/B1	Genesis Energy LP, 5.75%, 2/15/21 (144A)	102,375
	805,000		BB/Ba3	Gibson Energy, Inc., 6.75%, 7/15/21 (144A)	802,988
NOK	2,000,000	7.04	NR/NR	Golar LNG Partners LP, Floating Rate Note, 10/12/17	333,446
	200,000		BB/B1	Inergy Midstream LP, 6.0%, 12/15/20 (144A)	193,000
	61,000		BB/Ba3	MarkWest Energy Partners LP, 6.25%, 6/15/22	62,830
	845,000		BB+/Ba3	Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 (144A)	819,650
	100,000		BBB-/Baa3	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	104,487
	740,000		BB/Ba3	Targa Resources Partners LP, 4.25%, 11/15/23 (144A)	660,450
	100,000		BBB-/Baa3	The Williams Companies, Inc., 7.75%, 6/15/31	116,795
					$5,922,464
				Coal & Consumable Fuels - 0.6%
	325,000		B-/B3	Bumi Investment Pte, Ltd., 10.75%, 10/6/17 (144A)	$234,000
	250,000		NR/B1	Indo Energy Finance II BV, 6.375%, 1/24/23 (144A)	218,125
	250,000		CCC/Caa2	James River Coal Co., 7.875%, 4/1/19	111,250
	650,000		B-/Caa1	Murray Energy Corp., 8.625%, 6/15/21 (144A)	650,000
EURO	300,000		CCC+/Caa1	New World Resources NV, 7.875%, 1/15/21 (144A)	111,296
	425,000		B-/B2	Penn Virginia Resource Partners LP, 6.5%, 5/15/21 (144A)	409,062
	300,000		BB-/B1	SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)	306,000
					$2,039,733
				Total Energy	$41,804,311
				Materials - 4.6%
				Commodity Chemicals - 0.6%
	500,000		BB/Ba3	Axiall Corp., 4.875%, 5/15/23 (144A)	$475,000
	110,000		B-/NR	Hexion US Finance Corp., 6.625%, 4/15/20 (144A)	109,725
	700,000		CCC+/B3	Hexion US Finance Corp., 8.875%, 2/1/18	714,000
	1,050,000		BB-/B1	Rain CII Carbon LLC, 8.25%, 1/15/21 (144A)	1,050,000
					$2,348,725
				Diversified Chemicals - 0.1%
	125,000		BB+/Ba2	Celanese US Holdings LLC, 5.875%, 6/15/21	$132,500
	90,000		B/B2	Orion Engineered Carbons Bondco GmbH, 9.625%, 6/15/18 (144A)	97,425
					$229,925
				Fertilizers & Agricultural Chemicals - 0.1%
	200,000		NR/Baa3	Phosagro OAO via Phosagro Bond Funding, Ltd., 4.204%, 2/13/18 (144A)	$197,000
				Specialty Chemicals - 0.3%
	190,000		B/B1	Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)	$188,100
	870,000		BB-/B2	Tronox Finance LLC, 6.375%, 8/15/20 (144A)	819,975
					$1,008,075
				Construction Materials - 0.4%
	1,000,000		B/NR	Cemex Finance LLC, 9.5%, 12/14/16 (144A)	$1,057,500
	550,000		B/NR	Cemex SAB de CV, 5.875%, 3/25/19 (144A)	533,500
					$1,591,000
				Metal & Glass Containers - 0.3%
	485,000		B-/B3	AEP Industries, Inc., 8.25%, 4/15/19	$521,981
	124,648		CCC+/Caa1	ARD Finance SA, 11.125%, 6/1/18 (144A) (PIK)	132,127
EURO	100,000		CCC+/B3	Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)	132,773
	200,000		B+/Ba3	Ardagh Packaging Finance Plc, 4.875%, 11/15/22 (144A)	187,000
EURO	150,000		B+/Ba3	Ardagh Packaging Finance Plc, 7.375%, 10/15/17 (144A)	204,530
					$1,178,411
				Paper Packaging - 0.2%
	200,000		B/Ba3	Cascades, Inc., 7.875%, 1/15/20	$209,000
	100,000		CCC+/Caa2	Exopack Holding Corp., 10.0%, 6/1/18	101,250
	340,000		B/B3	Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)	343,400
	115,000		BB-/B1	Sealed Air Corp., 5.25%, 4/1/23 (144A)	111,838
	115,000		BB-/B1	Sealed Air Corp., 6.875%, 7/15/33 (144A)	109,250
					$874,738
				Aluminum - 0.0%†
	150,000		BBB-/Ba1	Alcoa, Inc., 6.15%, 8/15/20	$153,644
				Diversified Metals & Mining - 0.8%
	500,000		B/B3	Global Brass & Copper, Inc., 9.5%, 6/1/19 (144A)	$535,000
	400,000		BB+/Ba1	Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (144A)	338,000
	325,000		BB-/B1	KGHM International, Ltd., 7.75%, 6/15/19 (144A)	329,875
	100,000		CCC/Caa2	Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)	73,000
	400,000		B-/Caa1	Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)	316,000
	100,000		CCC+/B3	Molycorp, Inc., 10.0%, 6/1/20	97,000
	265,000		B/Caa1	Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)	283,550
	650,000		BB/Ba3	Vedanta Resources Plc, 6.0%, 1/31/19 (144A)	617,500
	200,000		BB/Ba3	Vedanta Resources Plc, 8.25%, 6/7/21 (144A)	201,500
					$2,791,425
				Gold - 0.1%
	200,000		BB/Ba3	Eldorado Gold Corp., 6.125%, 12/15/20 (144A)	$193,000
	380,000		BB-/B1	IAMGOLD Corp., 6.75%, 10/1/20 (144A)	321,100
					$514,100
				Steel - 0.9%
	245,000		BB/NR	Bluescope Steel, Ltd., 7.125%, 5/1/18 (144A)	$248,675
	160,000		BB+/Ba2	Commercial Metals Co., 4.875%, 5/15/23	147,200
	100,000		B/B3	Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)	95,000
	500,000		B/Caa1	Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)	461,435
	620,000		B-/B3	JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)	606,050
	400,000		BB-/Ba2	Metalloinvest Finance, Ltd., 5.625%, 4/17/20 (144A)	366,000
	100,000		NR/B3	Metinvest BV, 10.25%, 5/20/15 (144A)	101,250
	500,000		NR/B3	Metinvest BV, 8.75%, 2/14/18 (144A)	465,000
	150,000		B-/B3	Permian Holdings, Inc., 10.5%, 1/15/18 (144A)	145,500
	490,000		BBB/Baa3	Reliance Steel & Aluminum Co., 4.5%, 4/15/23	464,704
	120,000		BB+/Ba2	Steel Dynamics, Inc., 6.125%, 8/15/19 (144A)	126,900
	120,000		BB+/Ba2	Steel Dynamics, Inc., 6.375%, 8/15/22 (144A)	126,600
					$3,354,314
				Paper Products - 0.8%
	250,000		BB/Ba2	Clearwater Paper Corp., 4.5%, 2/1/23 (144A)	$237,500
	350,000		B+/B1	Grupo Papelero Scribe SA de CV, 8.875%, 4/7/20 (144A)	336,000
	200,000		BBB/NR	Inversiones CMPC SA, 4.375%, 5/15/23 (144A)	191,425
	365,000		BB-/Ba3	Neenah Paper, Inc., 5.25%, 5/15/21 (144A)	355,875
	120,000		BB+/Ba1	PH Glatfelter Co., 5.375%, 10/15/20	118,800
	710,000		BB-/Ba3	Resolute Forest Products, Inc., 5.875%, 5/15/23 (144A)	633,675
	400,000		BB/Ba2	Sappi Papier Holding GmbH, 6.625%, 4/15/21 (144A)	388,000
	630,000		B-/Caa1	Unifrax I LLC, 7.5%, 2/15/19 (144A)	642,600
					$2,903,875
				Total Materials	$17,145,232
				Capital Goods - 3.6%
				Aerospace & Defense - 0.3%
	965,000		BB/B1	DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)	$926,400
	150,000		CCC+/Caa1	Silver II Borrower, 7.75%, 12/15/20 (144A)	150,750
					$1,077,150
				Building Products - 0.1%
	250,000		BB-/B2	Gibraltar Industries, Inc., 6.25%, 2/1/21 (144A)	$258,750
	50,000		BBB-/Ba3	Masco Corp., 5.95%, 3/15/22	52,500
	135,000		BBB-/Ba3	Masco Corp., 7.125%, 3/15/20	150,525
					$461,775
				Construction & Engineering - 0.4%
	900,000		B/B2	Abengoa Finance SAU, 8.875%, 11/1/17 (144A)	$837,000
	150,000		B/B2	Empresas ICA SAB de CV, 8.375%, 7/24/17 (144A)	132,000
	200,000		B/B2	Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)	176,000
	200,000		BB-/NR	OAS Investments GmbH, 8.25%, 10/19/19 (144A)	197,000
					$1,342,000
				Electrical Components & Equipment - 0.2%
EURO	300,000		B+/Ba2	Belden, Inc., 5.5%, 4/15/23 (144A)	$377,818
	200,000		B/B3	Coleman Cable, Inc., 9.0%, 2/15/18	212,000
	100,000		B-/B3	WireCo WorldGroup, Inc., 9.5%, 5/15/17	103,500
					$693,318
				Industrial Conglomerates - 0.6%
	1,125,000		BB-/Ba2	Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)	$1,060,312
	100,000		B-/NR	Cia Latinoamericana de Infraestructura & Servicios SA, 9.5%, 12/15/16	62,000
	500,000		B+/B2	JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	525,000
	150,000		CCC+/B3	Park-Ohio Industries, Inc., 8.125%, 4/1/21	162,750
	400,000		BB+/Ba1	Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 5/9/20 (144A)	364,000
					$2,174,062
				Construction & Farm Machinery & Heavy Trucks - 0.7%
	400,000		B/B2	Commercial Vehicle Group, Inc., 7.875%, 4/15/19	$400,500
	350,000		A/A3	Cummins, Inc., 5.65%, 3/1/98	331,501
	450,000		B-/B3	Meritor, Inc., 6.75%, 6/15/21	429,750
	1,175,000		CCC/B3	Navistar International Corp., 8.25%, 11/1/21	1,154,438
	450,000		BB-/B2	Terex Corp., 6.0%, 5/15/21	448,875
					$2,765,064
				Industrial Machinery - 0.7%
	400,000		B-/B3	BC Mountain LLC, 7.0%, 2/1/21 (144A)	$408,000
	275,000		B/B2	Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)	288,750
	475,000		B/B2	Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)	486,875
	100,000		B/Caa2	Liberty Tire Recycling, 11.0%, 10/1/16 (144A)	100,000
	400,000		B/Caa2	Mueller Water Products, Inc., 7.375%, 6/1/17	410,000
	200,000		B/NR	WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)	156,000
	798,000		B/B3	Xerium Technologies, Inc., 8.875%, 6/15/18	801,990
					$2,651,615
				Trading Companies & Distributors - 0.6%
	200,000		BB+/Ba3	Aircastle, Ltd., 6.25%, 12/1/19	$207,750
	200,000		BB+/NR	Aviation Capital Group Corp., 4.625%, 1/31/18 (144A)	196,894
	200,000		BB+/NR	Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	210,632
	100,000		BB+/NR	Aviation Capital Group Corp., 7.125%, 10/15/20 (144A)	109,049
	220,000		B/B2	Avis Budget Car Rental LLC, 5.5%, 4/1/23 (144A)	212,300
EURO	150,000		B/B2	Avis Budget Finance Plc, 6.0%, 3/1/21 (144A)	196,036
	200,000		BBB/Baa2	Glencore Funding LLC, 4.125%, 5/30/23 (144A)	178,377
	175,000		B+/B3	H&E Equipment Services, Inc., 7.0%, 9/1/22	182,438
	97,000		CCC/Caa1	INTCOMEX, Inc., 13.25%, 12/15/14	97,000
	600,000		BB/Ba3	Rexel SA, 5.25%, 6/15/20 (144A)	598,500
					$2,188,976
				Total Capital Goods	$13,353,960
				Commercial Services & Supplies - 0.6%
				Environmental & Facilities Services - 0.2%
	665,000		B/B3	Safway Group Holding LLC, 7.0%, 5/15/18 (144A)	$651,700
				Diversified Support Services - 0.4%
	100,000		B-/Caa1	ADS Tactical, Inc., 11.0%, 4/1/18 (144A)	$96,500
	250,000	2.22	BBB-/Ba3	International Lease Finance Corp., Floating Rate Note, 6/15/16	248,125
	415,000		B+/B1	Iron Mountain, Inc., 5.75%, 8/15/24	389,062
	725,000		B+/B3	NANA Development Corp., 9.5%, 3/15/19 (144A)	725,000
					$1,458,687
				Security & Alarm Services - 0.0%†
	150,000		B+/B1	The Geo Group, Inc., 5.125%, 4/1/23 (144A)	$143,250
				Total Commercial Services & Supplies	$2,253,637
				Transportation - 1.9%
				Air Freight & Logistics - 0.0%†
	200,000		CCC+/B3	CEVA Group Plc, 8.375%, 12/1/17 (144A)	$196,000
				Airlines - 0.9%
	500,000		A-/Baa3	Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 5/15/25 (144A)	$498,750
	500,000		B/B3	Air Canada 2013-1 Class C Pass Through Trust, 6.625%, 5/15/18 (144A)	502,350
	33,609		BB+/Ba2	Continental Airlines 1997-4 Class B Pass Through Trust, 6.9%, 1/2/17	34,785
	49,861		BB-/Ba1	Continental Airlines 2001-1 Class B Pass Through Trust, 7.373%, 12/15/15	52,354
	400,000		BBB-/Ba2	Delta Air Lines 2010-1 Class B Pass Through Trust, 6.375%, 1/2/16	416,000
	1,000,000		BB+/Ba3	Delta Air Lines 2010-2 Class B Pass Through Trust, 6.75%, 11/23/15	1,032,500
	105,000		BBB+/Ba1	Hawaiian Airlines 2013-1 Class A Pass Through Certificates, 3.9%, 1/15/26	100,275
	400,000		BBB/Ba1	US Airways 2013-1 Class A Pass Through Trust, 3.95%, 11/15/25	385,000
	200,000		B+/B1	US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21	198,000
					$3,220,014
				Marine - 0.2%
	350,000		BB-/NR	Far East Capital, Ltd. SA, 8.0%, 5/2/18 (144A)	$322,875
	560,000		B+/B3	Navios South American Logistics, Inc., 9.25%, 4/15/19	600,600
					$923,475
				Trucking - 0.7%
	650,000		BB-/Ba3	Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19	$651,625
	150,000		BBB-/Baa2	Asciano Finance, Ltd., 5.0%, 4/7/18 (144A)	159,357
	1,100,000		B-/B2	Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)	1,100,000
	150,000		B/B3	syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)	159,000
	100,000		B/B3	Syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)	106,000
	325,000		BBB/A3	Transnet SOC, Ltd., 4.0%, 7/26/22 (144A)	284,180
					$2,460,162
				Airport Services - 0.1%
	187,200		B-/B3	Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)	$172,224
	100,000		B/B2	Aguila 3 SA, 7.875%, 1/31/18 (144A)	103,000
					$275,224
				Total Transportation	$7,074,875
				Automobiles & Components - 0.7%
				Auto Parts & Equipment - 0.6%
	635,000		NR/NR	Gestamp Funding Luxembourg SA, 5.625%, 5/31/20 (144A)	$603,250
	400,000		B/Caa1	International Automotive Components Group SA, 9.125%, 6/1/18 (144A)	400,000
	1,100,000		B+/B3	Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)	1,089,000
					$2,092,250
				Tires & Rubber - 0.1%
	200,000		BB-/B2	Cooper Tire & Rubber Co., 8.0%, 12/15/19	$209,000
	210,000		B+/B1	The Goodyear Tire & Rubber Co., 7.0%, 5/15/22	215,250
					$424,250
				Automobile Manufacturers - 0.0%†
	100,000		B/B1	Chrysler Group LLC, 8.25%, 6/15/21	$110,375
				Total Automobiles & Components	$2,626,875
				Consumer Durables & Apparel - 0.9%
				Home Furnishings - 0.2%
	400,000		B/B2	SIWF Merger Sub, Inc., 6.25%, 6/1/21 (144A)	$392,000
	205,000		B+/B3	Tempur Sealy International, Inc., 6.875%, 12/15/20 (144A)	216,275
					$608,275
				Homebuilding - 0.4%
	280,000		BB-/B2	Brookfield Residential Properties, Inc., 6.125%, 7/1/22 (144A)	$274,750
	500,000		BB-/B2	Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)	503,750
	200,000		B/B2	KB Home, 8.0%, 3/15/20	222,000
	450,000		BB-/Ba3	Lennar Corp., 5.0%, 11/15/22 (144A)	427,500
	95,000		BB-/B1	The Ryland Group, Inc., 5.375%, 10/1/22	91,675
	200,000		NR/Ca	Urbi Desarrollos Urbanos SAB de CV, 9.5%, 1/21/20 (144A)	44,000
					$1,563,675
				Household Appliances - 0.1%
	400,000		BB+/NR	Arcelik AS, 5.0%, 4/3/23 (144A)	$358,000
				Housewares & Specialties - 0.2%
	425,000		CCC+/Caa2	Reynolds Group Issuer, Inc., 8.25%, 2/15/21	$420,750
	330,000		CCC+/Caa2	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	353,100
					$773,850
				Leisure Products - 0.0%†
EURO	100,000		CCC+/Caa2	Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)	$116,502
				Total Consumer Durables & Apparel	$3,420,302
				Consumer Services - 1.7%
				Casinos & Gaming - 0.3%
	395,000		CCC-/Ca	Codere Finance Luxembourg SA, 9.25%, 2/15/19 (144A)	$217,250
EURO	300,000	8.25	BB/Ba2	Gtech Spa, Floating Rate Note, 3/31/66 (144A)	405,170
	250,000		B+/B3	MGM Resorts International, 6.75%, 10/1/20	258,750
	100,000		B+/B2	Scientific Games International, Inc., 9.25%, 6/15/19	108,250
	205,000		BBB-/NR	Wynn Las Vegas LLC, 4.25%, 5/30/23 (144A)	189,625
					$1,179,045
				Hotels, Resorts & Cruise Lines - 0.1%
	200,000		CCC+/B2	Seven Seas Cruises S de RL LLC, 9.125%, 5/15/19	$212,000
	210,000		B+/B3	Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)	229,950
					$441,950
				Leisure Facilities - 0.3%
EURO	850,000		B+/B3	Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)	$1,113,084
				Restaurants - 0.4%
EURO	1,000,000		BB-/NR	Elior Finance & Co SCA, 6.5%, 5/1/20 (144A)	$1,321,225
				Specialized Consumer Services - 0.6%
	535,000		BB-/Ba3	Coinstar, Inc., 6.0%, 3/15/19 (144A)	$534,331
	1,010,000		BB-/B1	Service Corp International United States, 5.375%, 1/15/22 (144A)	1,007,475
	260,000		BB/Ba3	Sotheby's, 5.25%, 10/1/22 (144A)	252,200
	375,000		B-/B3	StoneMor Partners LP, 7.875%, 6/1/21 (144A)	367,500
					$2,161,506
				Total Consumer Services	$6,216,810
				Media - 1.3%
				Advertising - 0.1%
	295,000		B-/B3	MDC Partners, Inc., 6.75%, 4/1/20 (144A)	$294,262
				Broadcasting - 0.8%
	475,000		BB-/B1	CCO Holdings LLC, 5.75%, 9/1/23 (144A)	$459,562
	100,000		BB-/B1	CCO Holdings LLC, 6.5%, 4/30/21	104,250
	450,000		CCC+/Caa1	Cumulus Media Holdings, Inc., 7.75%, 5/1/19	439,875
	350,000		CCC+/Caa2	Intelsat Luxembourg SA, 7.75%, 6/1/21 (144A)	353,500
EURO	200,000		B+/B1	Nara Cable Funding II, Ltd., 8.5%, 3/1/20 (144A)	275,648
EURO	100,000		B+/B1	Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)	135,702
	325,000		B+/B2	Quebecor Media, Inc., 5.75%, 1/15/23	316,875
	750,000		B+/B2	Univision Communications, Inc., 5.125%, 5/15/23 (144A)	708,750
	150,000		B+/B2	Univision Communications, Inc., 6.875%, 5/15/19 (144A)	157,500
	100,000		CCC+/Caa2	Univision Communications, Inc., 8.5%, 5/15/21 (144A)	106,250
					$3,057,912
				Cable & Satellite - 0.2%
	370,000		BB/B1	Sirius XM Radio, Inc., 4.625%, 5/15/23 (144A)	$342,250
	200,000		BB/B1	Sirius XM Radio, Inc., 5.25%, 8/15/22 (144A)	194,000
					$536,250
				Movies & Entertainment - 0.2%
	100,000		CCC+/Caa1	Production Resource Group, Inc., 8.875%, 5/1/19	$77,250
	470,000		B-/B3	Regal Entertainment Group, 5.75%, 2/1/25	446,500
	171,000		BB-/Ba3	WMG Acquisition Corp., 6.0%, 1/15/21 (144A)	173,992
					$697,742
				Publishing - 0.0%†
	100,000		B-/B3	MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)	$99,250
				Total Media	$4,685,416
				Retailing - 1.2%
				Distributors - 0.0%†
	250,000		BB-/Ba3	LKQ Corp., 4.75%, 5/15/23 (144A)	$238,750
				Department Stores - 0.2%
	775,000		B/NR	Grupo Famsa SAB de CV, 7.25%, 6/1/20 (144A)	$751,750
				Apparel Retail - 0.4%
	1,500,000		B/B3	Brown Shoe Co., Inc., 7.125%, 5/15/19	$1,567,500
				Specialty Stores - 0.5%
	1,100,000		CCC+/Caa1	Petco Holdings, Inc., 8.5%, 10/15/17 (144A) (PIK)	$1,122,000
	600,000		B-/B3	Radio Systems Corp., 8.375%, 11/1/19 (144A)	639,000
					$1,761,000
				Automotive Retail - 0.1%
	325,000		BB-/Ba3	CST Brands, Inc., 5.0%, 5/1/23 (144A)	$316,875
				Total Retailing	$4,635,875
				Food, Beverage & Tobacco - 2.1%
				Distillers & Vintners - 0.3%
	470,000		BB+/Ba1	Constellation Brands, Inc., 3.75%, 5/1/21	$440,038
	585,000		BB+/Ba1	Constellation Brands, Inc., 4.25%, 5/1/23	552,094
					$992,132
				Soft Drinks - 0.1%
	195,000		BB/Ba2	Central American Bottling Corp., 6.75%, 2/9/22 (144A)	$204,750
	350,000		BB+/NR	Corp Lindley SA, 4.625%, 4/12/23 (144A)	339,500
					$544,250
				Agricultural Products - 0.3%
	240,000		BB/Ba2	Cosan Luxembourg SA, 5.0%, 3/14/23 (144A)	$228,000
	750,000		B/NR	Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)	697,500
					$925,500
				Packaged Foods & Meats - 1.1%
	75,000		B/B2	Agrokor DD, 8.875%, 2/1/20 (144A)	$79,050
	400,000		B+/B1	B&G Foods, Inc., 4.625%, 6/1/21	382,000
	300,000		BB+/Ba1	Barry Callebaut Services NV, 5.5%, 6/15/23 (144A)	294,750
	250,000		BBB-/NR	BRF SA, 3.95%, 5/22/23 (144A)	220,000
	1,050,000		B/B1	Chiquita Brands International, Inc., 7.875%, 2/1/21 (144A)	1,099,875
	300,000		B/B3	FAGE Dairy Industry SA, 9.875%, 2/1/20 (144A)	323,250
	200,000		B/B2	Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)	188,000
	200,000		B/B2	Marfrig Holding Europe BV, 9.875%, 7/24/17 (144A)	201,000
	100,000		B/B2	Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	99,125
	500,000		B/NR	MHP SA, 8.25%, 4/2/20 (144A)	445,413
	400,000		BB-/B1	Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)	398,000
	200,000		B+/B1	Post Holdings, Inc., 7.375%, 2/15/22	214,000
	70,000		B+/B2	Wells Enterprises, Inc., 6.75%, 2/1/20 (144A)	73,325
					$4,017,788
				Tobacco - 0.3%
	1,000,000		B-/B3	Alliance One International, Inc., 10.0%, 7/15/16	$1,022,500
	175,000		BBB-/Baa2	Lorillard Tobacco Co., 3.75%, 5/20/23	161,473
					$1,183,973
				Total Food, Beverage & Tobacco	$7,663,643
				Household & Personal Products - 0.3%
				Personal Products - 0.3%
	255,000		B+/B2	Albea Beauty Holdings SA, 8.375%, 11/1/19 (144A)	$249,900
	750,000		BBB-/Baa2	Avon Products, Inc., 5.0%, 3/15/23	745,490
					$995,390
				Total Household & Personal Products	$995,390
				Health Care Equipment & Services - 1.3%
				Health Care Equipment - 0.3%
	300,000		CCC+/Caa2	Accellent, Inc., 10.0%, 11/1/17	$276,000
	625,000		B+/B1	Accellent, Inc., 8.375%, 2/1/17	646,875
	150,000		B+/B2	Physio-Control International, Inc., 9.875%, 1/15/19 (144A)	165,000
					$1,087,875
				Health Care Supplies - 0.1%
	100,000		B/Caa1	ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)	$109,250
	100,000		B-/Caa2	Immucor, Inc., 11.125%, 8/15/19	108,500
					$217,750
				Health Care Services - 0.1%
	400,000		CCC+/Caa2	Gentiva Health Services, Inc., 11.5%, 9/1/18	$412,000
	75,000		CC/Caa3	Rural Metro Corp., 10.125%, 7/15/19 (144A)	63,750
					$475,750
				Health Care Facilities - 0.6%
	350,000		BB/Ba3	Aviv Healthcare Properties LP, 7.75%, 2/15/19	$373,625
	200,000		B/B3	Capella Healthcare, Inc., 9.25%, 7/1/17	212,000
	215,000		B/B3	CHS, 7.125%, 7/15/20	221,450
	400,000		B-/B3	Kindred Healthcare, Inc., 8.25%, 6/1/19	410,000
	1,080,000		B+/Ba3	Tenet Healthcare Corp., 4.375%, 10/1/21 (144A)	990,900
	200,000		B-/B3	Vanguard Health Holding Co. II LLC, 7.75%, 2/1/19	212,000
					$2,419,975
				Health Care Technology - 0.2%
	200,000		CCC+/Caa1	Emdeon, Inc., 11.0%, 12/31/19	$225,500
	170,000		B/B3	IMS Health, Inc., 6.0%, 11/1/20 (144A)	172,975
	175,000		B-/B3	MedAssets, Inc., 8.0%, 11/15/18	185,500
					$583,975
				Total Health Care Equipment & Services	$4,785,325
				Pharmaceuticals, Biotechnology & Life Sciences - 0.5%
				Biotechnology - 0.2%
	600,000		B/Caa2	Lantheus Medical Imaging, Inc., 9.75%, 5/15/17	$529,500
	130,000		BB/B3	Warner Chilcott Co. LLC, 7.75%, 9/15/18	140,400
					$669,900
				Pharmaceuticals - 0.3%
	610,000		B-/Caa1	Sky Growth Acquisition Corp., 7.375%, 10/15/20 (144A)	$625,250
	510,000		B/B1	Valeant Pharmaceuticals International, 6.375%, 10/15/20 (144A)	504,262
					$1,129,512
				Total Pharmaceuticals, Biotechnology & Life Sciences	$1,799,412
				Banks - 2.8%
				Diversified Banks - 1.2%
	500,000		NR/Baa3	Banco de Bogota SA, 5.375%, 2/19/23 (144A)	$487,500
	400,000	6.25	BB/NR	Banco do Brasil SA, Floating Rate Note, 12/29/49 (Perpetual) (144A)	352,000
	200,000		NR/B1	Banco GNB Sudameris SA, 7.5%, 7/30/22 (144A)	208,794
	250,000		BBB/NR	BBVA Banco Continental SA, 5.0%, 8/26/22 (144A)	243,750
	400,000		NR/Baa2	BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)	420,000
	700,000		NR/Ba3	CorpGroup Banking SA, 6.75%, 3/15/23 (144A)	704,916
	525,000		BBB+/Baa2	Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	528,765
	500,000		BBB/A3	Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)	529,055
	250,000		A/Baa1	Nordea Bank AB, 4.25%, 9/21/22 (144A)	246,644
	300,000		BBB-/Baa2	VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)	304,500
	400,000	7.98	BBB+/Ba1	Wells Fargo & Co., Floating Rate Note, 3/29/49 (Perpetual)	452,000
					$4,477,924
				Regional Banks - 1.1%
	250,000		A/A2	HSBC Bank USA NA New York NY, 6.0%, 8/9/17	$282,508
	1,300,000	4.49	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49 (Perpetual)	1,292,850
	325,000	4.85	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49 (Perpetual)	303,062
	150,000	6.75	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49 (Perpetual)	162,750
	1,800,000		BBB-/NR	UBS AG, 7.625%, 8/17/22	1,975,406
					$4,016,576
				Thrifts & Mortgage Finance - 0.5%
	100,000		BBB-/Baa2	Astoria Financial Corp., 5.0%, 6/19/17	$105,090
	250,000	8.29	NR/NR	Mythen Re, Ltd. Series 2013-1 Class B, Floating Rate Note, 7/9/15 (Cat Bond) (144A)	250,000
	1,525,000		B+/Ba3	Provident Funding Associates LP, 6.75%, 6/15/21 (144A)	1,521,188
					$1,876,278
				Total Banks	$10,370,778
				Diversified Financials - 7.9%
				Other Diversified Financial Services - 4.4%
	300,000	5.20	BB+/B1	Bank of America Corp., Floating Rate Note, 12/29/49 (Perpetual)	$282,000
	500,000	5.25	BB-/NR	Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)	493,850
	500,000	6.85	NR/NR	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	497,100
	750,000		A-/NR	Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	701,584
	500,000	5.95	BB/B1	Citigroup, Inc., Floating Rate Note, 12/29/49 (Perpetual)	497,550
	350,000	5.35	BB/B1	Citigroup, Inc., Floating Rate Note, 4/29/49 (Perpetual)	328,125
	250,000	10.25	BB-/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	257,600
	250,000	11.25	B+/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	257,725
	650,000	7.88	NR/NR	Credit Suisse Group Guernsey I, Ltd., Floating Rate Note, 2/24/41	679,250
	500,000		NR/B3	DTEK Finance Plc, 7.875%, 4/4/18 (144A)	466,250
	250,000	9.00	BB/NR	East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)	268,275
	250,000	7.35	BB-/NR	Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/13/15 (Cat Bond) (144A)	258,375
	250,000	6.60	BB-/NR	Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/4/14 (Cat Bond) (144A)	255,450
	1,000,000		BBB/NR	Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (Step) (144A) (c)	565,862
	200,000	7.12	AA-/Baa1	General Electric Capital Corp., Floating Rate Note, 12/29/49 (Perpetual)	226,000
	1,000,000	5.25	AA-/Baa1	General Electric Capital Corp., Floating Rate Note, 6/29/49 (Perpetual)	955,000
	750,000	0.00	BB+/NR	Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)	749,625
	615,000	5.65	BB/Ba1	ING US, Inc., Floating Rate Note, 5/15/53 (144A)	578,100
	200,000		A/A2	JPMorgan Chase & Co., 4.35%, 8/15/21	208,349
	1,475,000	7.90	BBB/Ba1	JPMorgan Chase & Co., Floating Rate Note (Perpetual)	1,666,750
	1,150,000		A-/NR	KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	1,050,538
	250,000	6.00	BB/NR	Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)	249,725
	500,000	7.25	BB/NR	Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)	500,100
	500,000	4.00	BB/NR	Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)	497,900
	450,000		BB/NR	Magnesita Finance, Ltd., 8.625%, 4/29/49 (Perpetual) (144A)	450,129
	250,000	7.50	BB-/NR	Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	253,925
	250,000	8.50	B+/NR	Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	257,650
	1,250,000	9.00	BB-/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)	1,284,625
	600,000	8.75	B+/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)	623,460
	250,000		NR/NR	Sector Re V, Ltd., 3/1/18 (Cat Bond) (144A)	245,500
	500,000	8.50	B+/NR	Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)	509,700
	100,000	7.70	BBB/NR	Tiers Trust, Floating Rate Note, 10/15/97 (144A)	63,004
	250,000	2.90	BBB-/NR	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	255,575
					$16,434,651
				Specialized Finance - 1.4%
	400,000		BB/Ba3	Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)	$382,000
	500,000		BBB-/WR	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	511,652
	200,000		CCC+/Caa1	Igloo Holdings Corp., 8.25%, 12/15/17 (144A) (PIK)	204,000
	250,000	5.25	BB+/NR	Kibou, Ltd., Floating Rate Note, 2/16/15 (Cat Bond) (144A)	259,950
	1,070,000		B+/B2	Nationstar Mortgage LLC, 6.5%, 6/1/22	1,043,250
	400,000		B+/B2	Nationstar Mortgage LLC, 6.5%, 7/1/21	384,000
	400,000		B/B1	Oxford Finance LLC, 7.25%, 1/15/18 (144A)	416,000
	750,000	3.50	BB+/NR	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	742,125
	1,250,000	4.00	BB/NR	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	1,236,875
					$5,179,852
				Consumer Finance - 0.1%
	210,000		BB-/Ba3	General Motors Financial Co, Inc., 3.25%, 5/15/18 (144A)	$204,225
	125,000		BB-/Ba3	General Motors Financial Co, Inc., 4.25%, 5/15/23 (144A)	116,406
	100,000		NR/NR	Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)	94,004
					$414,635
				Asset Management & Custody Banks - 0.7%
	250,000		A/NR	Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (144A)	$264,463
	750,000		A/NR	Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)	815,335
	100,000		BB+/Ba1	Neuberger Berman Group LLC, 5.625%, 3/15/20 (144A)	103,500
	250,000		BBB/NR	Prospect Capital Corp., 5.875%, 3/15/23	237,168
	1,350,000	4.50	BBB/Baa1	The Bank of New York Mellon Corp., Floating Rate Note, 12/29/49 (Perpetual)	1,269,000
					$2,689,466
				Investment Banking & Brokerage - 1.3%
	100,000	4.00	BB+/Ba2	Goldman Sachs Capital II, Floating Rate Note, 6/1/43	$79,500
	1,050,000		BBB/Baa3	Jefferies Group LLC, 5.125%, 1/20/23	1,041,903
	625,000		BBB+/Baa3	Merrill Lynch & Co, Inc., 6.11%, 1/29/37	615,227
	150,000		A-/Baa2	Merrill Lynch & Co., Inc., 5.0%, 2/3/14	153,253
	200,000		BBB+/Baa3	Merrill Lynch & Co., Inc., 7.75%, 5/14/38	228,777
	750,000		BBB+/Baa2	Morgan Stanley, 4.1%, 5/22/23	692,939
	250,000		BBB+/Baa2	Morgan Stanley, 4.875%, 11/1/22	246,975
	900,000		NR/Baa3	Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)	880,333
	150,000		A-/A3	The Goldman Sachs Group, Inc., 5.25%, 7/27/21	160,485
	300,000		BBB+/Baa1	The Goldman Sachs Group, Inc., 6.45%, 5/1/36	301,860
	225,000		BBB+/Baa1	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	230,482
					$4,631,734
				Total Diversified Financials	$29,350,338
				Insurance - 6.2%
				Insurance Brokers - 0.5%
	600,000		CCC+/Caa2	HUB International, Ltd., 8.125%, 10/15/18 (144A)	$624,000
	700,000		BBB-/Baa3	Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)	781,499
	500,000		CCC/Caa2	Onex USI Acquisition Corp., 7.75%, 1/15/21 (144A)	492,500
GBP	100,000		NR/B1	Towergate Finance Plc, 8.5%, 2/15/18 (144A)	156,371
					$2,054,370
				Life & Health Insurance - 1.2%
	650,000		BB-/Ba3	CNO Financial Group, Inc., 6.375%, 10/1/20 (144A)	$690,625
	500,000		B+/B1	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21 (144A)	485,000
	1,250,000	7.00	BBB/Baa3	Lincoln National Corp., Floating Rate Note, 5/17/66	1,246,625
	300,000		BBB/Baa2	MetLife, Inc., 6.4%, 12/15/36	306,750
	1,275,000	5.20	BBB+/Baa3	Prudential Financial, Inc., Floating Rate Note, 3/15/44	1,204,875
	400,000	5.88	BBB+/Baa3	Prudential Financial, Inc., Floating Rate Note, 9/15/42	401,000
	165,000	5.88	NR/NR	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	160,166
					$4,495,041
				Multi-line Insurance - 0.4%
	250,000		BBB/A3	AXA SA, 8.6%, 12/15/30	$302,500
	900,000	6.46	BBB-/Baa1	AXA SA, Floating Rate Note, 12/29/49 (Perpetual) (144A)	880,875
	300,000		BBB-/Baa3	Genworth Holdings, Inc., 7.2%, 2/15/21	336,836
					$1,520,211
				Property & Casualty Insurance - 1.6%
	1,000,000	4.37	BB+/NR	Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)	$994,400
GBP	950,000	6.62	NR/NR	Brit Insurance Holdings BV, Floating Rate Note, 12/9/30	1,286,005
	250,000		BBB-/Baa3	Fidelity National Financial, Inc., 5.5%, 9/1/22	264,957
	200,000		NR/Baa3	First American Financial Corp., 4.3%, 2/1/23	192,413
	1,000,000		BBB-/Baa2	OneBeacon US Holdings, Inc., 4.6%, 11/9/22	994,822
	1,000,000	6.80	BBB/Baa3	QBE Capital Funding II LP, Floating Rate Note, 6/29/49 (Perpetual) (144A)	990,399
	200,000		A-/Baa1	QBE Insurance Group, Ltd., 2.4%, 5/1/18 (144A)	196,069
	110,000	7.51	BB+/Ba2	Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (Perpetual) (144A)	113,488
	850,000	6.50	BBB-/Ba1	XL Group Plc, Floating Rate Note, 12/29/49 (Perpetual)	828,750
					$5,861,303
				Reinsurance - 2.5%
	1,500,000	6.38	NR/NR	Aquarius + Investments Plc for Swiss Reinsurance Co, Ltd., Floating Rate Note, 9/1/24	$1,495,500
	250,000	2.50	BB+/NR	Bosphorus 1 Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)	248,675
	250,000	10.00	NR/Ba2	Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)	270,475
	350,000	5.00	BB+/NR	Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond)	357,910
	250,000	5.75	BB/NR	Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)	249,275
	250,000	6.00	BB+/NR	Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)	260,275
	250,000	12.17	B/NR	Montana Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)	244,350
	500,000		BBB/NR	Montpelier Re Holdings, Ltd., 4.7%, 10/15/22	491,545
	250,000	9.00	BB/NR	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	260,400
	250,000	12.00	B/NR	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	265,100
	250,000	8.71	B+/NR	Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)	255,725
	500,000	11.94	B-/NR	Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)	484,800
	250,000	11.11	NR/B2	Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)	268,025
	500,000		NR/NR	Pangaea Re, 0.0%, 10/1/15 (Cat Bond) (c)	506,400
	250,000	6.75	BBB-/Baa3	Reinsurance Group of America, Inc., Floating Rate Note, 12/15/65	250,312
	250,000	12.75	NR/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	265,000
	250,000	4.50	BB+/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	253,050
	250,000	5.75	BB/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	257,650
	500,000	10.00	BB-/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	538,500
	250,000	8.00	BB/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	273,550
	250,000	0.00	B-/NR	Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	247,625
	250,000	12.93	B-/NR	Successor X, Ltd. Class III-R3, Floating Rate Note, 1/7/14 (Cat Bond) (144A)	249,650
	250,000	13.00	NR/NR	Successor X, Ltd. Class IV-AL3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)	249,700
	500,000	9.41	B/NR	Successor X, Ltd. Class IV-E3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)	501,100
	250,000	11.25	B-/NR	Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)	253,425
	200,000		BBB+/Baa2	Validus Holdings, Ltd., 8.875%, 1/26/40	252,535
					$9,250,552
				Total Insurance	$23,181,477
				Real Estate - 0.7%
				Diversified REIT's - 0.2%
	600,000		B/Ba3	CNL Lifestyle Properties, Inc., 7.25%, 4/15/19	$598,500
	250,000		BBB/Baa2	Goodman Funding Pty, Ltd., 6.375%, 4/15/21 (144A)	279,981
					$878,481
				Mortgage REIT's - 0.1%
	170,000		B+/B3	iStar Financial, Inc., 3.875%, 7/1/16	$163,200
	170,000		B+/B3	iStar Financial, Inc., 4.875%, 7/1/18	159,800
					$323,000
				Office REIT's - 0.1%
	225,000		BBB-/Baa3	Corporate Office Properties LP, 3.6%, 5/15/23 (144A)	$207,670
				Specialized REIT's - 0.3%
	900,000		BBB-/Baa2	Hospitality Properties Trust, 5.0%, 8/15/22	$898,110
	64,000		BB-/B1	Sabra Health Care LP, 8.125%, 11/1/18	68,640
	150,000		BBB/Baa2	Ventas Realty LP, 4.75%, 6/1/21	157,582
					$1,124,332
				Total Real Estate	$2,533,483
				Software & Services - 0.7%
				Internet Software & Services - 0.6%
	850,000		B+/Ba3	EarthLink, Inc., 7.375%, 6/1/20 (144A)	$816,000
	100,000		BB/Ba3	Equinix, Inc., 7.0%, 7/15/21	108,500
	805,000		BB/B1	j2 Global, Inc., 8.0%, 8/1/20	841,225
	335,000		BB/Baa3	VeriSign, Inc., 4.625%, 5/1/23 (144A)	324,950
					$2,090,675
				Data Processing & Outsourced Services - 0.1%
	100,000		B-/Caa1	First Data Corp., 8.25%, 1/15/21 (144A)	$102,000
	400,000		BB/Ba3	WEX, Inc., 4.75%, 2/1/23 (144A)	378,000
					$480,000
				Total Software & Services	$2,570,675
				Technology Hardware & Equipment - 1.1%
				Communications Equipment - 0.5%
	915,000		BB+/B1	Brocade Communications Systems, Inc., 4.625%, 1/15/23 (144A)	$860,100
	650,000		B-/Caa1	CommScope Holding Co, Inc., 6.625%, 6/1/20 (144A) (PIK)	620,750
	260,000		B/B3	CommScope, Inc., 8.25%, 1/15/19 (144A)	277,550
	100,000		B+/B2	ViaSat, Inc., 6.875%, 6/15/20	105,500
					$1,863,900
				Computer Hardware - 0.0%†
	185,000		BB/Ba3	NCR Corp., 5.0%, 7/15/22	$178,525
				Computer Storage & Peripherals - 0.3%
	985,000		BB+/Ba1	Seagate HDD Cayman, 4.75%, 6/1/23 (144A)	$918,512
	200,000		BB+/Ba1	Seagate HDD Cayman, 7.0%, 11/1/21	214,000
					$1,132,512
				Electronic Equipment Manufacturers - 0.2%
	550,000		BB-/B1	Viasystems, Inc., 7.875%, 5/1/19 (144A)	$580,250
				Electronic Manufacturing Services - 0.1%
	85,000		BB+/Ba1	Flextronics International, Ltd., 4.625%, 2/15/20 (144A)	$82,450
	145,000		BB+/Ba1	Flextronics International, Ltd., 5.0%, 2/15/23 (144A)	140,288
					$222,738
				Total Technology Hardware & Equipment	$3,977,925
				Semiconductors & Semiconductor Equipment - 0.3%
				Semiconductor Equipment - 0.2%
	285,000		BB/NR	Amkor Technology, Inc., 6.375%, 10/1/22 (144A)	$279,300
	650,000		B+/Caa1	SunEdison, Inc., 7.75%, 4/1/19	615,875
					$895,175
				Semiconductors - 0.1%
	445,000		B/NR	Advanced Micro Devices, Inc., 7.5%, 8/15/22	$430,538
				Total Semiconductors & Semiconductor Equipment	$1,325,713
				Telecommunication Services - 2.4%
				Integrated Telecommunication Services - 2.0%
	500,000		BB/Ba2	CenturyLink, Inc., 6.45%, 6/15/21	$521,250
	150,000		BB/Ba2	CenturyLink, Inc., 7.6%, 9/15/39	142,500
	800,000		BB/Ba2	CenturyLink, Inc., 7.65%, 3/15/42	760,000
	1,205,000		B/B1	Cincinnati Bell, Inc., 8.375%, 10/15/20	1,238,138
	250,000		BB-/Ba2	Frontier Communications Corp., 7.625%, 4/15/24	250,625
	500,000		BB-/Ba2	Frontier Communications Corp., 8.75%, 4/15/22	545,000
	200,000		BB-/Ba2	Frontier Communications Corp., 9.0%, 8/15/31	198,000
	558,000		B+/B2	GCI, Inc., 8.625%, 11/15/19	571,950
	155,000		NR/Ba3	GTP Acquisition Partners I LLC, 7.628%, 6/15/16 (144A)	162,543
	500,000		BB-/Ba3	Lynx I Corp., 5.375%, 4/15/21 (144A)	502,500
	150,000		BB-/Ba3	MasTec, Inc., 4.875%, 3/15/23	142,500
	200,000		A/A2	Qtel International Finance, Ltd., 3.875%, 1/31/28 (144A)	175,000
	125,000		BBB/Baa2	Telefonica Emisiones SAU, 6.221%, 7/3/17	136,313
EURO	200,000		B+/B1	Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 (144A)	265,872
	100,000		BB-/B1	tw telecom holdings inc, 5.375%, 10/1/22	99,250
	300,000		NR/NR	Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)	288,028
	305,000		B/B1	Windstream Corp., 7.5%, 6/1/22	311,100
	950,000		B/B1	Windstream Corp., 8.125%, 9/1/18	1,011,750
					$7,322,319
				Wireless Telecommunication Services - 0.4%
	850,000		CCC+/Caa1	Intelsat Jackson Holdings SA, 6.625%, 12/15/22 (144A)	$824,500
	250,000		B/B3	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	261,562
	150,000		B/B3	Intelsat Jackson Holdings SA, 7.5%, 4/1/21	157,500
	100,000		BB/Ba3	MetroPCS Wireless, Inc., 7.875%, 9/1/18	106,500
	200,000		BB/Ba3	VimpelCom Holdings BV, 7.504%, 3/1/22 (144A)	207,000
					$1,557,062
				Total Telecommunication Services	$8,879,381
				Utilities - 2.7%
				Electric Utilities - 0.8%
	100,000		CCC/NR	Cia de Transporte de Energia Electrica en Alta Tension Transener SA, 9.75%, 8/15/21 (144A)	$45,000
	1,500,000	5.25	BBB+/A3	Electricite de France SA, Floating Rate Note, 1/29/49 (Perpetual) (144A)	1,434,000
	150,000		BBB+/Baa2	Enel Finance International NV, 5.125%, 10/7/19 (144A)	155,780
	1,100,000		BB+/Baa3	Israel Electric Corp, Ltd., 5.625%, 6/21/18 (144A)	1,115,627
	75,000	6.25	BBB-/Baa2	Southern California Edison Co., Floating Rate Note, 8/1/49 (Perpetual)	78,750
	400,000		CCC/Caa3	Texas Competitive Electric Holdings Co. LLC, 11.5%, 10/1/20 (144A)	299,000
					$3,128,157
				Gas Utilities - 0.6%
	165,000		NR/Ba2	AmeriGas Finance LLC, 7.0%, 5/20/22	$168,712
	220,000		B/WR	LBC Tank Terminals Holding Netherlands BV, 6.875%, 5/15/23 (144A)	220,550
	1,450,000		BBB/Baa2	ONEOK, Inc., 6.875%, 9/30/28	1,646,001
	300,000		BBB/Baa2	Transportadora de Gas del Peru SA, 4.25%, 4/30/28 (144A)	265,500
					$2,300,763
				Independent Power Producers & Energy Traders - 1.3%
	1,095,000		BB-/Ba3	AES Corp. Virginia, 4.875%, 5/15/23	$1,021,088
	250,000	6.65	BB/NR	East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)	258,275
	250,000	5.75	BB+/NR	East Lane Re, Ltd., Floating Rate Note, 3/14/14 (Cat Bond) (144A)	251,575
	100,000		NR/B1	Inkia Energy, Ltd., 8.375%, 4/4/21 (144A)	106,000
	1,000,000		NR/NR	Instituto Costarricense de Electricidad, 6.375%, 5/15/43 (144A)	906,250
	750,000		B+/B1	InterGen NV, 7.0%, 6/30/23 (144A)	731,250
	1,000,000		BB-/B1	NRG Energy, Inc., 7.625%, 1/15/18	1,070,000
	150,000		BB-/B1	NRG Energy, Inc., 7.625%, 5/15/19	156,750
	200,000		BB-/B1	NRG Energy, Inc., 8.25%, 9/1/20	215,500
					$4,716,688
				Total Utilities	$10,145,608
				Government - 0.1%
				Government - 0.1%
	500,000		BBB/NR	Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)	$485,000
				Total Government	$485,000
				TOTAL CORPORATE BONDS
				(Cost $216,419,775)	$211,281,441

				FOREIGN GOVERNMENT BONDS - 0.2%
	100,000		B-/Caa1	Provincia de Buenos Aires Argentina, 10.875%, 1/26/21 (144A)	$65,500
	200,000		B/B3	Ukraine Government International Bond, 7.5%, 4/17/23 (144A)	175,500
	200,000		B/B3	Ukraine Government International Bond, 7.8%, 11/28/22 (144A)	178,500
	200,000		B/B3	Ukraine Government International Bond, 9.25%, 7/24/17 (144A)	199,500
				TOTAL FOREIGN GOVERNMENT BONDS
				(Cost $694,532)	$619,000

				MUNICIPAL BONDS - 0.5%
				Municipal Airport - 0.3%
	1,250,000		NR/NR	City of Charlotte North Carolina, 5.6%, 7/1/27	$1,169,350

				Municipal General - 0.1%
	500,000		AA/A2	JobsOhio Beverage System, 3.985%, 1/1/29	$470,880
	75,000		AA/A2	JobsOhio Beverage System, 4.532%, 1/1/35	70,924
					$541,804
				Municipal Medical - 0.1%
	100,000		AA-/A1	Massachusetts Development Finance Agency, 5.25%, 4/1/37	$105,529
	150,000		A/NR	New Hampshire Health & Education Facilities Authority, 6.5%, 1/1/41	163,744
					$269,273
				Municipal Pollution - 0.0%†
	100,000		BB-/B1	County of York South Carolina, 5.7%, 1/1/24	$96,277

				TOTAL MUNICIPAL BONDS
				(Cost $2,143,260)	$2,076,704

				SENIOR FLOATING RATE LOAN INTERESTS - 17.5%**
				Energy - 0.9%
				Oil & Gas Drilling - 0.4%
	399,000	0.00	B-/B3	Offshore Group Investment, Ltd., Term Loan, 3/28/19	$401,394
	550,000	0.00	B+/NR	Pacific Drilling SA, 5/20/18	548,831
	298,500	6.25	B+/Ba1	Shelf Drilling Holdings, Ltd., Term Loan, 5/30/18	299,992
					$1,250,217
				Oil & Gas Equipment & Services - 0.1%
	300,000	4.75	BB-/B2	American Petroleum Tankers Parent LLC, Term Loan, 9/15/19	$302,250
				Integrated Oil & Gas - 0.0%†
	59,918	4.50	BBB/Baa2	Glenn Pool Oil & Gas Trust, Term Loan, 6/1/16	$60,217
				Oil & Gas Exploration & Production - 0.3%
	400,000	5.75	BB-/Ba3	Chesapeake Energy Corp., Term Loan, 12/2/17	$405,278
	265,000	3.50	B+/Ba3	EP Energy LLC, Tranche B-3 Loan, 5/24/18	263,882
	500,000	6.00	B/B1	Samson Investment Co., Initial Term Loan (Second Lien), 9/10/16	500,000
					$1,169,160
				Coal & Consumable Fuels - 0.1%
	500,000	0.00	BB-/Ba3	Murray Energy Corp., 5/20/19	$500,625
				Total Energy	$3,282,469
				Materials - 1.3%
				Commodity Chemicals - 0.1%
	347,127	4.25	BB-/B1	Taminco Global Chemical Corp., Tranche B-2 Dollar Term Loan, 2/15/19	$348,646
				Diversified Chemicals - 0.1%
	132,684	4.00	NR/B1	Ineos Group Holdings, Ltd., Cash Dollar Term Loan, 5/4/18	$130,514
	345,330	5.00	B+/B2	Univar, Term B Loan, 2/14/17	338,586
					$469,100
				Specialty Chemicals - 0.4%
	850,000	0.00	B/Ba3	MacDermid, Inc., 6/6/20	$848,406
	697,250	4.50	B+/B2	PQ Corp., 2013 Term Loan, 8/7/17	698,612
					$1,547,018
				Metal & Glass Containers - 0.2%
	398,000	4.50	B/B1	BWAY Holding Co., Initial Term Loan, 8/31/17	$399,990
	215,239	4.25	B/B1	Tank Holdings Corp., Initial Term Loan, 6/8/19	214,163
					$614,153
				Paper Packaging - 0.0%†
	74,809	5.00	B/B2	Exopack Holding Corp., Term B Loan, 5/6/17	$75,277
				Diversified Metals & Mining - 0.1%
	298,123	5.25	BB+/Ba1	Fortescue Metals Group, Ltd., Term Loan, 9/18/17	$296,902
	152,675	9.00	B+/B2	Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16	138,934
					$435,836
				Steel - 0.1%
	124,063	8.75	B/B1	Essar Steel Algoma, Inc., Term Loan, 9/12/14	$126,130
	148,109	4.75	BB-/B1	JMC Steel Group, Inc., Term Loan, 2/15/17	147,800
	137,989	4.00	BB+/Ba1	SunCoke Energy, Inc., Tranche B Term Loan, 7/21/18	137,644
					$411,574
				Paper Products - 0.3%
	1,000,000	0.00	B+/Ba3	Appvion, Inc., 6/4/19	$997,500
				Total Materials	$4,899,104
				Capital Goods - 2.0%
				Aerospace & Defense - 0.6%
	403,740	3.75	BBB-/Ba2	DigitalGlobe, Inc., Term Loan, 1/25/20	$403,614
	160,173	3.45	B+/B2	Hunter Defense Technologies, Inc., Term Loan, 8/22/14	155,368
	747,000	5.25	B/B1	Sequa Corp., Initial Term Loan, 5/29/17	751,903
	245,603	0.00	B+/B1	SI Organization, Inc., New Tranche B Term Loan, 11/22/16	244,989
	749,375	0.00	B+/B1	Silver II Borrower, Refinancing Term Loan, 12/13/19	745,101
					$2,300,975
				Building Products - 0.5%
	500,000	4.50	NR/NR	Armacell International GmbH, Term Loan, 6/27/20	$492,500
	109,175	5.75	B/B1	CPG International I, Inc., Term Loan, 9/21/19	109,380
	248,875	6.00	B+/B2	Custom Building Products, Inc., Term Loan, 12/12/19	251,208
	500,000	0.00	BB-/B2	NCI Building Systems, Inc., 6/4/19	499,750
	324,375	4.25	B+/B1	Unifrax Corp., New Term B Loan, 12/31/19	324,862
					$1,677,700
				Electrical Components & Equipment - 0.1%
	446,000	7.00	NR/NR	Pelican Products, Inc., Term Loan (First Lien), 8/15/18	$447,672
	49,625	6.00	B+/Ba2	WireCo WorldGroup, Inc., Term Loan, 4/13/17	49,501
					$497,173
				Industrial Conglomerates - 0.3%
	299,250	4.25	B/B1	Milacron LLC, Term Loan, 3/12/20	$300,183
	897,680	5.00	B+/B2	Pro Mach, Inc., Term Loan, 7/16/17	897,961
					$1,198,144
				Construction & Farm Machinery & Heavy Trucks - 0.2%
	120,000	5.75	NR/Ba3	Navistar International Corp., Tranche B Term Loan, 7/31/17	$120,900
	111,896	4.50	BB+/Ba1	Terex Corp., New US Term Loan, 4/28/17	113,155
	328,401	4.98	B+/B2	Waupaca Foundry, Inc., Term Loan, 6/29/17	328,401
					$562,456
				Industrial Machinery - 0.1%
	300,000	0.00	NR/Ba3	Schaeffler AG, Facility C (USD), 1/27/17	$300,750
	186,047	8.25	BB-/B3	Wastequip, Inc., Term Loan, 5/17/18	186,977
					$487,727
				Trading Companies & Distributors - 0.2%
	658,825	4.50	B+/Ba3	WESCO International, Inc., Tranche B-1 Loan, 12/4/19	$661,414
				Total Capital Goods	$7,385,589
				Commercial Services & Supplies - 0.8%
				Commercial Printing - 0.1%
	133,000	6.25	BB-/Ba3	Cenveo Corp., Term B Loan, 4/4/20	$133,000
				Environmental & Facilities Services - 0.2%
	400,000	3.75	NR/NR	ISS AS, New Term B Loan, 3/26/18	$400,688
	455,000	4.00	B+/B1	WCA Waste Corp., Term Loan, 3/23/18	456,706
					$857,394
				Diversified Support Services - 0.0%†
	184,741	10.00	NR/NR	IAP Worldwide Services, Inc., Term Loan (First Lien), 12/31/15	$110,844
				Security & Alarm Services - 0.0%†
	124,375	4.50	BB/Ba1	Garda World Security Corp., Term B Loan, 10/24/19	$125,230
				Human Resource & Employment Services - 0.2%
	557,566	3.50	BB-/Ba2	On Assignment, Inc., Initial Term B Loan, 5/16/20	$561,051
				Research & Consulting Services - 0.3%
	668,602	3.25	B+/Ba2	Crown Castle Operating Co., New Tranche B Term Loan, 1/31/19	$667,905
	500,000	5.25	B+/B1	Sourcehov LLC, Term Loan, 4/30/18	505,000
					$1,172,905
				Total Commercial Services & Supplies	$2,960,424
				Transportation - 0.5%
				Airlines - 0.4%
	174,563	4.00	BB-/Ba1	Delta Air Lines, Inc., New Term B-1 Loan, 10/18/18	$174,562
	250,000	4.00	BB-/Ba2	United Air Lines, Inc., Class B Term Loan, 3/12/19	250,562
	618,750	0.00	B+/B2	US Airways, Inc., Tranche B1 Term Loan, 5/7/19	611,789
	531,250	0.00	B+/B2	US Airways, Inc., Tranche B2 Term Loan, 11/7/16	531,748
					$1,568,661
				Trucking - 0.1%
	255,490	4.00	BB/Ba2	Swift Transportation Co. LLC, Tranche B-2 Term Loan (2013), 12/21/17	$257,605
				Total Transportation	$1,826,266
				Automobiles & Components - 0.2%
				Auto Parts & Equipment - 0.2%
	64,513	4.25	BB-/Ba3	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$64,926
	162,434	5.00	B+/B2	HHI Holdings LLC, Additional Term Loan, 10/5/18	164,261
	248,750	5.00	B+/B1	Metaldyne Corp., USD Term Loan, 12/19/18	249,372
	128,702	5.50	NR/NR	TI Group Automotive Systems LLC, Additional Term Loan, 3/27/19	129,867
	62,032	3.75	BB/Ba2	Tomkins LLC, Term B-2 Loan, 9/29/16	62,439
					$670,865
				Total Automobiles & Components	$670,865
				Consumer Durables & Apparel - 0.4%
				Home Furnishings - 0.0%†
	127,753	3.50	BB/NR	Tempur Sealy International, Inc., 3/18/20	$126,987
				Housewares & Specialties - 0.2%
	334,280	3.75	BB-/Ba3	Prestige Brands, Inc., Term B-1 Loan, 1/31/19	$336,439
	189,000	5.50	B+/B1	World Kitchen LLC, U.S. Term Loan, 2/13/19	190,418
	315,906	5.25	B+/B1	Yankee Candle Co., Inc., Initial Term Loan, 3/2/19	316,959
					$843,816
				Apparel, Accessories & Luxury Goods - 0.1%
	149,625	5.75	B/B2	Renfro Corp., Tranche B Term Loan, 1/23/19	$150,373
				Textiles - 0.1%
	224,512	5.75	NR/Ba3	Kloeckner Pentaplast SA, Term B-1 Loan, 12/14/16	$225,915
				Total Consumer Durables & Apparel	$1,347,091
				Consumer Services - 1.0%
				Casinos & Gaming - 0.2%
	92,500	6.00	BB-/Ba3	Boyd Gaming Corp., Increased Term Loan, 12/17/15	$93,103
	268,650	3.50	BB/Ba2	MGM Resorts International, Term B Loan, 12/13/19	266,870
	277,062	0.00	BBB-/Ba1	Penn National Gaming, Inc., Term B Facility Loan, 6/29/18	278,836
					$638,809
				Hotels, Resorts & Cruise Lines - 0.2%
	546,875	4.75	NR/Ba2	Seven Seas Cruises S de RL LLC, Term B-1 Loan, 12/21/18	$547,217
				Leisure Facilities - 0.1%
	400,857	4.00	B+/B1	Bombardier Recreational Products, Inc., Term B Loan, 7/17/19	$400,983
				Restaurants - 0.3%
	77,415	3.75	BB/Ba3	Burger King Corp., Tranche B Term Loan (2012), 9/28/19	$77,844
	546,867	4.75	BB-/Ba3	Landry's, Inc., B Term Loan, 3/22/18	548,348
	567,208	4.50	NR/Ba3	NPC Restaurant Holdings LLC, Term Loan, 12/28/18	573,944
	83,317	3.25	NR/B1	Wendy's International, Inc., Term B Loan, 5/15/19	83,239
					$1,283,375
				Education Services - 0.2%
	498,375	4.00	B+/B1	Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20	$500,680
	299,240	5.25	NR/NR	Laureate Education, Inc., Series 2018 Term Loan, 6/16/18	299,427
					$800,107
				Total Consumer Services	$3,670,491
				Media - 1.7%
				Advertising - 0.5%
	697,749	4.25	B+/B1	Advantage Sales & Marketing LLC, 2013 Term Loan (First Lien), 12/17/17	$699,348
	980,188	6.50	B-/B2	Affinion Group, Inc., Tranche B Term Loan, 10/9/16	933,804
					$1,633,152
				Broadcasting - 0.6%
	398,990	3.50	BB-/Ba2	Cequel Communications Holdings I LLC, Term Loan, 1/31/19	$397,209
	199,000	4.75	B/B1	NEP Broadcasting LLC, Refinanced New Term Loan (First Lien), 1/3/20	200,306
	614,680	3.50	NR/Ba3	Telesat Canada, U.S. Term B Loan, 3/28/19	615,641
	489,123	0.00	B+/Ba3	TWCC Holding Corp., Term Loan, 2/11/17	490,805
	199,364	4.50	B+/B2	Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan, 2/22/20	197,904
	324,188	4.50	B+/B2	Univision Communications, Inc., 2013 New First-Lien Term Loan, 3/1/20	321,872
					$2,223,737
				Cable & Satellite - 0.1%
	500,000	3.00	BB+/Baa3	Charter Communications Operating LLC, Term F Loan, 1/1/21	$497,952
				Movies & Entertainment - 0.5%
	500,000	4.00	B+/B1	Hoyts Cinemas Group, Term B Loan, 5/29/20	$500,000
	494,399	4.50	BB-/Ba2	Live Nation Entertainment, Inc., Term B Loan, 10/20/16	498,206
	300,000	3.50	BB+/Ba1	Seminole Hard Rock Entertainment, Inc., New Term Loan B, 4/29/20	300,750
	593,110	0.00	BB-/Ba3	WMG Acquisition Corp., 7/6/20	589,032
	91,890	0.00	BB-/Ba3	WMG Acquisition Corp., 7/6/20	91,258
					$1,979,246
				Publishing - 0.0%†
	118,550	3.75	B+/Ba3	Interactive Data Corp., Refinanced Term Loan, 2/11/18	$118,179
				Total Media	$6,452,266
				Retailing - 0.5%
				Distributors - 0.0%†
	175,000	6.75	B-/B2	Ozburn-Hessey Holding Co LLC, Term Loan, 5/7/19	$174,125
				Computer & Electronics Retail - 0.0%†
	98,000	11.00	B/B2	Targus Group International, Term Loan, 5/12/16	$98,490
				Home Improvement Retail - 0.2%
	499,375	4.50	B/B1	Apex Tool Group LLC, Term Loan, 2/1/20	$500,415
	222,705	4.25	B+/WR	The Hillman Group, Inc., Term Loan, 5/31/16	223,262
					$723,677
				Specialty Stores - 0.1%
	250,000	0.00	BB-/B1	Michaels Stores, Inc., Term B Loan, 1/16/20	$249,557
				Automotive Retail - 0.2%
	548,125	6.25	B+/B1	Sequa Automotive Group, Term Loan, 11/1/18	$552,122
				Total Retailing	$1,797,971
				Food & Staples Retailing - 0.4%
				Food Distributors - 0.3%
	199,125	4.50	B/B1	Crossmark Holdings, Inc., Term Loan (First Lien), 1/31/20	$198,751
	775,000	0.00	B+/B1	CSM Bakery Supplies, 5/23/20	771,609
					$970,360
				Food Retail - 0.1%
	149,625	4.75	BB-/NR	Albertsons LLC, Term B-2 Loan, 3/21/19	$148,752
	246,803	5.75	B+/B1	Roundy's Supermarkets, Inc., Tranche B Term Loan, 1/24/19	241,147
					$389,899
				Total Food & Staples Retailing	$1,360,259
				Food, Beverage & Tobacco - 0.8%
				Agricultural Products - 0.2%
	850,000	4.50	B/Ba3	Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/22/20	$846,982
				Packaged Foods & Meats - 0.6%
	477,831	4.00	B/B1	Del Monte Foods Co., Initial Term Loan, 2/3/18	$476,883
	248,127	6.50	NR/NR	Hearthside Food Solutions LLC, Term Loan A, 5/7/18	249,367
	400,000	3.50	BB/Ba2	HJ Heinz Co., Term B2 Loan, 3/27/20	400,474
	680,000	6.75	B-/NR	Hostess Brands, Inc., Term B Loan, 2/25/20	692,750
	199,500	3.25	BB/Ba3	Pinnacle Foods Finance LLC, New Term Loan G, 4/16/20	198,731
					$2,018,205
				Total Food, Beverage & Tobacco	$2,865,187
				Household & Personal Products - 0.2%
				Personal Products - 0.2%
	64,189	4.25	B/Ba3	Monotronics International, Inc., Term B Loan, 3/23/18	$64,470
	750,000	3.50	BB-/Ba3	NBTY, Inc., Term B-2 Loan, 10/1/17	751,328
					$815,798
				Total Household & Personal Products	$815,798
				Health Care Equipment & Services - 1.7%
				Health Care Equipment - 0.2%
	421,813	4.50	BBB-/Ba2	Hologic, Inc., Tranche B Term Loan, 4/29/19	$423,757
	246,756	4.50	BB-/Ba2	Kinetic Concepts, Inc., Dollar Term D-1 Loan, 5/4/18	247,219
					$670,976
				Health Care Supplies - 0.1%
	448,750	5.00	BB-/B1	Immucor, Inc., Term B-2 Loan, 8/19/18	$450,620
				Health Care Services - 0.7%
	99,500	4.00	BB-/Ba2	DaVita, Inc., Tranche B2 Term Loan, 8/1/19	$99,864
	298,476	4.00	B+/Ba3	Envision Healthcare Corp., Initial Term Loan, 4/5/18	298,370
	327,650	6.50	B+/B1	Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16	329,425
	133,642	0.00	B/B2	inVentiv Health, Inc., Consolidated Term Loan, 8/4/16	131,972
	133,714	7.75	B/B2	inVentiv Health, Inc., Term B-3 Loan, 6/24/18	131,876
	98,246	5.75	CCC+/B3	Rural Metro Corp., Term Loan (First Lien), 3/28/18	94,488
	500,000	0.00	NR/B1	Sedgwick Claims Management Services, Inc., 6/10/18	500,938
	500,000	6.75	B/B2	Steward Health Care System LLC, Term Loan, 4/12/20	503,588
	550,000	3.25	NR/NR	Surgical Care Affiliates, Inc., Term Loan, 6/29/18	550,344
					$2,640,865
				Health Care Facilities - 0.5%
	350,619	3.50	BB-/Ba3	Health Management Associates, Inc., Replacement Term B Loan, 11/1/18	$350,619
	195,518	4.50	B/Ba3	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18	195,664
	495,611	4.25	B+/Ba3	Kindred Healthcare, Inc., Term B-1 Loan, 6/1/18	492,513
	248,752	7.00	NR/B2	RegionalCare Hospital Partners, Inc., Term Loan (First Lien 2013), 11/4/18	250,306
	45,593	4.00	B+/NR	Select Medical Corp., Series C Tranche B Term Loan, 6/1/18	45,869
	350,000	3.75	BB-/Ba2	Vanguard Health Holding Co. II LLC, Term B Loan, 1/29/16	351,838
					$1,686,809
				Managed Health Care - 0.0%†
	68,250	9.75	B+/B2	MMM Holdings, Inc., Term Loan, 10/9/17	$69,018
				Health Care Technology - 0.2%
	96,960	5.00	B+/Ba3	Convatec, Inc., Dollar Term Loan, 12/1/16	$97,717
	794,254	0.00	BB-/Ba3	Emdeon, Inc., Term B-2 Loan, 11/2/18	792,467
					$890,184
				Total Health Care Equipment & Services	$6,408,472
				Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
				Biotechnology - 0.1%
	198,500	3.50	BB/B1	Alkermes, Inc., 2019 Term Loan, 9/25/19	$197,011
	97,744	5.50	BB/B2	Aptalis Pharma, Inc., Term B-1 Loan, 1/25/17	97,806
	122,574	4.25	BB+/Ba2	Grifols, Inc., New U.S. Tranche B Term Loan, 6/4/17	123,372
	22,022	4.25	BBB-/Ba3	Warner Chilcott Corp., Additional Term B-1 Loan, 3/15/18	22,074
	50,587	4.25	BBB-/Ba3	Warner Chilcott Corp., Term B-1 Loan, 3/3/18	50,707
	6,803	4.25	BBB-/Ba3	Warner Chilcott Corp., Term B-2 Loan, 3/17/18	6,819
	39,863	4.25	BBB-/Ba3	WC Luxco Sarl, Term B-3 Loan, 3/3/18	39,958
					$537,747
				Pharmaceuticals - 0.6%
	267,000	0.00	B+/B1	Generic Drug Holdings, Inc., Closing Date Term Loan, 10/4/19	$268,891
	246,845	0.00	NR/NR	K-V Pharmaceutical Co., DIP Facility, 12/5/13	239,440
	397,005	4.25	B+/B1	Par Pharmaceutical Companies, Inc., Additional Term B-1 Loan, 9/28/19	395,197
	349,125	0.00	NR/Ba1	Valeant Pharmaceuticals International, Inc., Series C-1 Tranche B Term Loan, 12/11/19	347,052
	915,000	3.75	NR/NR	Valeant Pharmaceuticals International, Inc., Term Loan, 5/30/20	914,592
					$2,165,172
				Total Pharmaceuticals, Biotechnology & Life Sciences	$2,702,919
				Banks - 0.1%
				Thrifts & Mortgage Finance - 0.1%
	274,313	5.00	B/B1	Ocwen Financial Corp., Initial Term Loan, 1/15/18	$276,438
				Total Banks	$276,438
				Diversified Financials - 1.4%
				Other Diversified Financial Services - 0.5%
	658,637	0.00	NR/B1	Fly Funding II Sarl, Term Loan, 8/9/18	$658,774
	725,000	5.00	NR/B1	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19	721,375
	447,000	4.75	B/B1	WideOpenWest Finance LLC, Term B Loan, 3/27/19	448,816
	98,939	5.25	BB/Ba3	WorldPay, Facility B2A Term Loan, 8/6/17	99,756
					$1,928,721
				Multi-Sector Holdings - 0.1%
	248,748	5.50	B/B2	Fox Acquisition Sub LLC, Initial Term Loan, 7/1/17	$251,650
				Specialized Finance - 0.1%
	228,850	5.25	B/B1	Dematic Services Luxembourg Sarl, Term Loan, 12/18/19	$229,672
	300,000	5.00	BB-/B1	ROC Finance LLC, New Term Loan B, 3/27/19	300,844
					$530,516
				Consumer Finance - 0.3%
	244,208	5.50	B/B3	Springleaf Finance Corp., Initial Term Loan, 5/28/17	$244,855
	940,000	5.75	B+/B1	Tower Automotive Holdings USA LLC, Initial Term Loan, 4/17/20	944,700
					$1,189,555
				Asset Management & Custody Banks - 0.2%
	625,000	0.00	NR/B1	Patriot Merger Corp., 6/19/20	$623,698
				Investment Banking & Brokerage - 0.2%
	630,000	4.50	B/B1	Duff & Phelps Corp., Initial Term Loan, 3/14/20	$631,575
				Total Diversified Financials	$5,155,715
				Insurance - 0.2%
				Insurance Brokers - 0.1%
	250,000	0.00	B+/B1	HUB International Holdings, Inc., Term Loan, 6/13/17	$250,491
				Life & Health Insurance - 0.0%†
	92,720	3.75	NR/Ba3	CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18	$93,241
				Property & Casualty Insurance - 0.1%
	295,390	6.50	B-/B2	Confie seguros Holding II Co., Term B Loan (First Lien), 10/11/13	$295,390
	199,000	5.25	B-/B1	USI Insurance Services LLC, Initial Term Loan, 11/29/19	199,653
					$495,043
				Total Insurance	$838,775
				Real Estate - 0.2%
				Real Estate Services - 0.2%
	648,123	5.75	NR/B1	Altisource Portfolio Solutions SA, Term B Loan, 11/27/19	$652,174
				Total Real Estate	$652,174
				Software & Services - 0.7%
				Data Processing & Outsourced Services - 0.2%
	500,000	4.19	B+/B1	First Data Corp., 2018 Dollar Term Loan, 3/24/18	$488,438
	174,125	3.50	BB+/Ba2	Genpact, Ltd., Term Loan, 8/17/19	175,104
					$663,542
				Application Software - 0.5%
	300,000	8.25	NR/NR	Applied Systems, Inc., 6/8/17	$302,438
	300,000	0.00	NR/B1	Applied Systems, Inc., Term Loan (First Lien), 12/8/16	301,406
	227,875	8.50	B-/Ba3	Expert Global Solutions, Inc., Term B Advance (First Lien), 3/13/18	231,008
	148,125	5.25	NR/B2	HMH Holdings Delaware, Inc., Term Loan (Exit Facility), 11/21/13	149,236
	225,184	5.25	B+/Ba3	Lawson Software, Inc., Tranche B2 Term Loan, 4/5/18	226,873
	200,000	4.19	B+/B1	Serena Software, Inc., 2016 Term Loan (Extended), 3/10/16	199,000
	349,125	0.00	BB-/B1	Verint Systems, Inc., Term Loan, 9/6/19	349,998
	97,751	4.25	NR/B1	Vertafore, Inc., Term Loan (2013), 10/20/19	98,036
					$1,857,995
				Systems Software - 0.0%†
	49,875	3.50	NR/Ba2	Rovi Corp., Tranche B2 Term Loan, 3/30/19	$49,750
				Total Software & Services	$2,571,287
				Technology Hardware & Equipment - 0.7%
				Communications Equipment - 0.3%
	248,750	6.75	B+/B1	Audio Visual Services Corp., Term Loan (First Lien), 10/11/18	$250,616
	296,970	0.00	BB/Ba2	CommScope, Inc., Tranche 2 Term Loan, 1/14/18	297,991
	707,587	4.00	BBB-/Ba3	Riverbed Technology, Inc., Term Loan, 10/29/19	712,010
					$1,260,617
				Electronic Equipment Manufacturers - 0.1%
	247,475	0.00	B-/B1	Sensus USA, Inc., Term Loan (First Lien), 4/13/17	$247,269
				Electronic Components - 0.3%
	720,000	0.00	B+/B2	Generac Acquisition Corp., Term Loan B, 5/22/19	$715,725
	300,000	4.75	B/B2	Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/17/20	297,938
					$1,013,663
				Total Technology Hardware & Equipment	$2,521,549
				Semiconductors & Semiconductor Equipment - 0.1%
				Semiconductor Equipment - 0.0%†
	126,184	4.50	BB-/B1	Aeroflex, Inc., Tranche B-1 Term Loan, 11/24/19	$126,658
				Semiconductors - 0.1%
	379,121	3.75	BB/Ba2	Microsemi Corp., Term Loan, 2/19/20	$381,332
				Total Semiconductors & Semiconductor Equipment	$507,990
				Telecommunication Services - 0.5%
				Integrated Telecommunication Services - 0.3%
	790,000	3.50	NR/Ba3	Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20	$783,829
	297,145	3.75	BB/Ba3	West Corp., Term B-8 Loan, 6/30/18	297,665
	200,000	0.00	BB+/Ba2	Windstream Corp., Tranche B-4 Term Loan, 1/8/20	200,542
					$1,282,036
				Wireless Telecommunication Services - 0.2%
	500,000	4.00	BB-/B1	Syniverse Holdings, Inc., Initial Term Loan (2013), 4/23/19	$499,792
	248,125	0.00	BB-/B1	Syniverse Holdings, Inc., Initial Term Loan, 4/10/19	249,288
					$749,080
				Total Telecommunication Services	$2,031,116
				Utilities - 0.5%
				Electric Utilities - 0.2%
	535,000	3.00	BB/Ba3	Calpine Construction Finance Co LP, Term B-1 Loan, 5/1/20	$530,701
	249,375	4.25	NR/Ba3	Star West Generation LLC, Term B Advance, 3/13/20	250,934
					$781,635
				Independent Power Producers & Energy Traders - 0.3%
	447,123	4.00	BB-/B1	Calpine Corp., Term Loan, 9/27/19	$446,913
	307,692	4.00	BB-/B1	Dynegy, Inc., Tranche B-2 Term Loan, 4/16/20	306,538
	226,550	4.75	BB+/Ba1	NSG Holdings LLC, New Term Loan, 11/15/19	230,515
	300,000	3.50	BB+/Ba2	Ruby Western Pipeline Holdings LLC, Term Loan, 3/27/20	299,250
					$1,283,216
				Total Utilities	$2,064,851
				TOTAL SENIOR FLOATING RATE LOAN INTERESTS
				(Cost $65,008,436)	$65,065,066

				TEMPORARY CASH INVESTMENTS - 11.3%
				Repurchase Agreement - 11.3%
	41,830,000		NR/Aaa	Bank of Nova Scotia, Inc., 0.08%, dated 6/28/13, repurchase price of
				$41,830,000 plus accrued interest on 7/1/13 collateralized by $42,667,134
				Fannie Mae, 2.5%, 9/1/27-2/1/28	$41,830,000
				TOTAL TEMPORARY CASH INVESTMENTS
				(Cost $41,830,000)	$41,830,000

				TOTAL INVESTMENT IN SECURITIES - 104.0%
				(Cost $390,831,517) (a)	$386,025,134
				OTHER ASSETS & LIABILITIES - (4.0)%	$(14,837,176)
				TOTAL NET ASSETS - 100.0%	$371,187,958

	Notional Principal ($)				Unrealized Depreciation
				CREDIT DEFAULT SWAP AGREEMENTS

	250,000			JPMorgan Chase & Co., American Axle
				& Manufacturing Co., 5.0%, 12/20/17	$26,424
	(5,000,000)			Barclays plc, Markit CDX Emerging Markets Index, 5.0%, 6/20/18	(135,158)
	(95,000,000)			JPMorgan Chase & Co., Markit CDX North America High Yield Index, 5.0%, 6/20/18	(1,486,219)

				TOTAL CREDIT DEFAULT SWAP AGREEMENTS
				(Cost ($101,359,748))	$(1,594,954)

	*			Non-income producing security.

	†			Rounds to less than 0.1%.

	NR			Not rated by either S&P or Moody’s.

	WR			Withdrawn rating.

	REIT			Real Estate Investment Trust.

	(Step)			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	(Cat Bond)			Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

	(Perpetual)			Security with no stated maturity date.

	PIK			Represents a pay in kind security.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At June 30, 2013, the value of these securities amounted to $149,906,147 or 40.4% of total net assets.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)			At June 30, 2013, the net unrealized gain on investments based on
				cost for federal income tax purposes of $391,034,324 was as follows:

				Aggregate gross unrealized gain for all investments in which
				there is an excess of value over tax cost	$879,398

				Aggregate gross unrealized loss for all investments in which
				there is an excess of tax cost over value	(5,888,588)

				Net unrealized gain	$(5,009,190)

	(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)			Security issued with a zero coupon. Income is recognized through accretion of discount.

	Principal amounts are denominated in U.S. Dollars unless otherwise noted:

	CAD	Canadian Dollar.
	EURO	Euro.
	GBP	British Pound Sterling.
	NOK	Norwegian Krone.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
22,636,032

$
-

$
22,636,032

 Preferred Stocks

6,957,055

2,036,944

511,750

9,505,749

 Convertible Preferred Stocks

3,856,471

644,531

-

4,501,002

 Common Stocks

-

-

252,975

252,975

 Asset Backed Securities

-

7,914,461

-

7,914,461

 Collateralized Mortgage Obligations

-

20,342,704

-

20,342,704

 Corporate Bonds

-

210,652,575

874,366

211,526,941

 Foreign Government Bonds

-

619,000

-

619,000

 Municipal Bonds

-

2,076,704

-

2,076,704

 Senior Floating Rate Loan Interests

-

65,065,066

-

65,065,066

 Repurchase Agreement

-

41,830,000

-

41,830,000

 Total

$
10,813,526

$
373,818,017

$
1,639,091

$
386,270,634

 Other Financial Instruments

 Net unrealized depreciation on credit default swaps

$
-

$
(1,354,259
)

$
-

$
(1,354,259
)

 Net unrealized appreciation on forward foreign currency portfolio hedges

-

56,661

-

56,661

 Net unrealized appreciation on interest rate futures

1,178,712

-

-

1,178,712

 Total

$
1,178,712

$
(1,297,598
)

$
-

$
(118,886
)

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Corporate Bonds

 Common Stock

 Preferred Stock

 Total

 Balance as of 3/31/13

$
656,374

$
-

$
-

$
656,374

 Realized gain (loss)1

-

-

-

-

 Change in unrealized appreciation (depreciation)2

(32,008
)

2,975

11,750

(17,283
)

 Purchases

-

-

500,000

500,000

 Sales

-

-

-

-

 Transfers in and out of Level 3*

250,000

250,000

-

500,000

 Balance as of 6/30/13

$
874,366

$
252,975

$
511,750

$
1,639,091

 Pioneer Fundamental Growth Fund

 Schedule of Investments 6/30/2013

 Shares

 Value

 COMMON STOCKS - 98.1%

 Energy - 4.4%

 Oil & Gas Equipment & Services - 2.0%

 336,020

 Schlumberger, Ltd.

 $

 24,079,193

 Integrated Oil & Gas - 1.2%

 156,380

 Occidental Petroleum Corp.

 $

 13,953,787

 Oil & Gas Exploration & Production - 1.2%

 200,220

 Cabot Oil & Gas Corp.

 $

 14,219,624

 Total Energy

 $

 52,252,604

 Materials - 4.8%

 Fertilizers & Agricultural Chemicals - 1.4%

 166,805

 Monsanto Co.

 $

 16,480,334

 Industrial Gases - 1.4%

 149,910

 Praxair, Inc.

 $

 17,263,636

 Specialty Chemicals - 2.0%

 276,410

 Ecolab, Inc.

 $

 23,547,368

 Total Materials

 $

 57,291,338

 Capital Goods - 9.9%

 Aerospace & Defense - 3.8%

 484,555

 United Technologies Corp.

 $

 45,034,542

 Industrial Conglomerates - 3.5%

 372,965

 3M Co.

 $

 40,783,723

 Construction & Farm Machinery & Heavy Trucks - 1.3%

 141,020

 Cummins, Inc.

 $

 15,295,029

 Trading Companies & Distributors - 1.3%

 61,750

 WW Grainger, Inc.

 $

 15,572,115

 Total Capital Goods

 $

 116,685,409

 Transportation - 2.4%

 Air Freight & Logistics - 2.4%

 325,220

 United Parcel Service, Inc. (Class B)

 $

 28,125,026

 Total Transportation

 $

 28,125,026

 Consumer Services - 4.1%

 Restaurants - 4.1%

 744,000

 Starbucks Corp.

 $

 48,724,560

 Total Consumer Services

 $

 48,724,560

 Media - 2.7%

 Movies & Entertainment - 2.7%

 512,690

 The Walt Disney Co.

 $

 32,376,374

 Total Media

 $

 32,376,374

 Retailing - 6.5%

 Apparel Retail - 3.7%

 684,000

 Ross Stores, Inc.

 $

 44,330,040

 Home Improvement Retail - 2.8%

 428,960

 The Home Depot, Inc.

 $

 33,231,531

 Total Retailing

 $

 77,561,571

 Food & Staples Retailing - 3.3%

 Drug Retail - 3.3%

 677,950

 CVS Caremark Corp.

 $

 38,765,181

 Total Food & Staples Retailing

 $

 38,765,181

 Food, Beverage & Tobacco - 9.9%

 Soft Drinks - 6.4%

 104,600

 Fomento Economico Mexicano SAB de CV (A.D.R.)

 $

 10,793,674

 280,150

 PepsiCo, Inc.

 22,913,468

 1,031,740

 The Coca-Cola Co.

 41,383,091

 $

 75,090,233

 Tobacco - 3.5%

 482,910

 Philip Morris International, Inc.

 $

 41,829,664

 Total Food, Beverage & Tobacco

 $

 116,919,897

 Household & Personal Products - 3.1%

 Household Products - 3.1%

 351,640

 Colgate-Palmolive Co.

 $

 20,145,456

 208,020

 The Procter & Gamble Co.

 16,015,460

 $

 36,160,916

 Total Household & Personal Products

 $

 36,160,916

 Health Care Equipment & Services - 5.3%

 Health Care Equipment - 2.9%

 538,490

 Covidien Plc

 $

 33,838,712

 Health Care Services - 2.4%

 121,250

 DaVita HealthCare Partners, Inc. *

 $

 14,647,000

 223,390

 Express Scripts Holding Co. *

 13,780,929

 $

 28,427,929

 Total Health Care Equipment & Services

 $

 62,266,641

 Pharmaceuticals, Biotechnology & Life Sciences - 9.5%

 Biotechnology - 3.3%

 259,126

 Celgene Corp. *

 $

 30,294,421

 105,760

 Vertex Pharmaceuticals, Inc. *

 8,447,051

 $

 38,741,472

 Pharmaceuticals - 2.4%

 341,030

 Allergan, Inc.

 $

 28,728,367

 Life Sciences Tools & Services - 3.8%

 535,220

 Thermo Fisher Scientific, Inc.

 $

 45,295,669

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 112,765,508

 Diversified Financials - 1.8%

 Specialized Finance - 1.8%

 116,815

 IntercontinentalExchange, Inc. *

 $

 20,765,034

 Total Diversified Financials

 $

 20,765,034

 Software & Services - 18.0%

 Internet Software & Services - 4.9%

 66,360

 Google, Inc. *

 $

 58,421,353

 Data Processing & Outsourced Services - 5.0%

 101,790

 Mastercard, Inc.

 $

 58,478,355

 Systems Software - 8.1%

 1,708,590

 Microsoft Corp.

 $

 58,997,613

 1,214,030

 Oracle Corp.

 37,295,002

 $

 96,292,615

 Total Software & Services

 $

 213,192,323

 Technology Hardware & Equipment - 8.5%

 Communications Equipment - 2.9%

 568,530

 Qualcomm, Inc.

 $

 34,725,812

 Computer Hardware - 5.6%

 166,005

 Apple, Inc.

 $

 65,751,260

 Total Technology Hardware & Equipment

 $

 100,477,072

 Semiconductors & Semiconductor Equipment - 3.9%

 Semiconductors - 3.9%

 286,890

 Analog Devices, Inc.

 $

 12,927,263

 427,250

 Maxim Integrated Products, Inc.

 11,869,005

 545,570

 Xilinx, Inc.

 21,610,028

 $

 46,406,296

 Total Semiconductors & Semiconductor Equipment

 $

 46,406,296

 TOTAL COMMON STOCKS

 (Cost $914,035,769)

 $

 1,160,735,750

 TOTAL INVESTMENT IN SECURITIES - 98.1%

 $

 1,160,735,750

 (Cost $914,035,769) (a)

 OTHER ASSETS & LIABILITIES - 1.9%

 $

 23,042,850

 TOTAL NET ASSETS - 100.0%

 $

 1,183,778,600

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At June 30, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $916,125,580 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 247,832,664

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (3,222,494)

 Net unrealized gain

 $

 244,610,170

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,160,735,750

$
-

$
-

$
1,160,735,750

 Total

$
1,160,735,750

$
-

$
-

$
1,160,735,750

 During the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

			Pioneer Multi-Asset Ultrashort Income Fund
			Schedule of Investments 6/30/2013

Principal Amount ($)	Floating Rate (b) (unaudited)	S&P/Moody's Ratings (unaudited)		Value
			ASSET BACKED SECURITIES - 21.2%
163,806	2.97	BB+/Caa2	ABFC 2003-WMC1 Trust, Floating Rate Note, 3/25/33	$148,342
200,664	0.91	BBB+/Baa3	ABFC 2005-HE2 Trust, Floating Rate Note, 6/25/35	200,531
811,652	0.50	AAA/Aa3	ABFC 2005-WF1 Trust, Floating Rate Note, 12/25/34	785,157
1,110,000	0.59	CCC/Baa3	Accredited Mortgage Loan Trust 2005-2, Floating Rate Note, 7/25/35	1,051,981
1,595,221	1.99	BBB+/Ba3	ACE Securities Corp. Home Equity Loan Trust Series 2002-HE3, Floating Rate Note, 10/25/32	1,541,652
344,693	0.66	AA+/A3	ACE Securities Corp. Home Equity Loan Trust Series 2005-HE5, Floating Rate Note, 8/25/35	344,332
432,373	0.37	BB+/B3	ACE Securities Corp. Home Equity Loan Trust Series 2006-ASAP2, Floating Rate Note, 3/25/36	416,382
350,996	6.50	BB+/Baa2	ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)	351,865
70,978	0.73	D/Aa2	Aegis Asset Backed Securities Trust 2004-6, Floating Rate Note, 3/25/35	70,838
1,940,770	1.15	AAA/Aaa	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates Series 2004-2, Floating Rate Note, 6/25/34	1,917,832
1,194,356	0.74	AAA/Aa1	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates Series 2004-4, Floating Rate Note, 10/25/34	1,159,097
188,685		AAA/NR	Ally Auto Receivables Trust 2010-5, 1.11%, 1/15/15	188,787
488,618		AAA/Aaa	Ally Auto Receivables Trust 2011-4, 0.79%, 9/15/15	489,089
75,007		AAA/Aaa	Ally Auto Receivables Trust 2012-4, 0.48%, 5/15/15	74,975
2,400,000	1.06	AAA/Aaa	Ally Master Owner Trust, Floating Rate Note, 1/15/16	2,403,610
250,000	0.99	AAA/Aaa	Ally Master Owner Trust, Floating Rate Note, 2/15/17	250,826
46,456		A+/NR	American Credit Acceptance Receivables Trust 2012-1, 3.04%, 10/15/15 (144A)	46,697
404,453		A+/NR	American Credit Acceptance Receivables Trust 2012-2, 1.89%, 7/15/16 (144A)	405,519
900,935		A+/NR	American Credit Acceptance Receivables Trust 2013-1, 1.45%, 4/16/18 (144A)	899,132
931,621		A+/NR	American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)	930,322
550,000	1.49	AAA/Aaa	American Express Credit Account Master Trust, Floating Rate Note, 3/15/16	550,806
2,945,000	1.44	AAA/Aaa	American Express Credit Account Master Trust, Floating Rate Note, 3/15/17	2,980,390
1,090,000	0.34	AAA/NR	American Express Credit Account Master Trust, Floating Rate Note, 3/15/18	1,088,346
100,000	0.31	AAA/Aaa	American Express Credit Account Master Trust, Floating Rate Note, 6/15/16	99,969
271,646		NR/Aaa	AmeriCredit Automobile Receivables Trust 2011-3, 1.17%, 1/8/16	272,100
567,771		AAA/Aaa	AmeriCredit Automobile Receivables Trust 2012-1, 0.91%, 10/8/15	568,386
2,000,000		AAA/NR	AmeriCredit Automobile Receivables Trust 2013-1, 0.49%, 6/8/16	1,998,214
966,498		AAA/NR	AmeriCredit Automobile Receivables Trust, 0.51%, 1/8/16	965,885
624,027	3.94	A/Baa1	Ameriquest Mort Sec Inc Asset Backed Pass Thr Cert 03 AR3, Floating Rate Note, 6/25/33	649,404
583,847	0.52	A+/A1	Ameriquest Mortgage Securities Inc Asset Backed Pass-Through Ctfs Ser 2005-R11, Floating Rate Note, 1/25/36	572,485
399,191	0.64	AAA/Aaa	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004 R3, Floating Rate Note, 5/25/34	392,154
141,873	0.50	AA+/Aa1	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-R11, Floating Rate Note, 11/25/34	140,924
357,564	0.41	AA+/A2	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R10, Floating Rate Note, 1/25/36	354,952
76,536	0.39	AA+/Aaa	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R6, Floating Rate Note, 8/25/35	74,792
279,250	0.74	AAA/NR	ARI Fleet Lease Trust 2012-A, Floating Rate Note, 3/15/20 (144A)	279,564
634,006	0.49	AAA/NR	ARI Fleet Lease Trust 2012-B, Floating Rate Note, 1/15/21 (144A)	632,817
1,260,000		AAA/NR	ARI Fleet Lease Trust 2013-A, 0.7%, 12/15/15 (144A)	1,255,724
1,564,734	1.94	A/NR	ARL First LLC, Floating Rate Note, 12/15/42 (144A)	1,588,449
338,134		NR/NR	Ascentium Equipment Receivables LLC, 1.83%, 9/15/19 (144A)	337,555
1,682,635	0.87	AA/A3	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, Floating Rate Note, 2/25/35	1,675,632
1,552,149	0.39	BB/Ba3	Asset Backed Securities Corp Home Equity Loan Trust Series AEG 2006-HE1, Floating Rate Note, 1/25/36	1,431,235
1,879,167	0.70	AA/A3	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2005-HE6, Floating Rate Note, 7/25/35	1,859,688
1,300,000	0.59	BBB/A3	BA Credit Card Trust, Floating Rate Note, 1/15/16	1,299,394
6,150,000	0.26	AAA/Aaa	BA Credit Card Trust, Floating Rate Note, 12/15/16	6,135,031
3,443,000	0.25	AAA/Aaa	BA Credit Card Trust, Floating Rate Note, 4/15/16	3,439,791
415,000	0.22	AAA/Aaa	BA Credit Card Trust, Floating Rate Note, 5/16/16	414,508
750,000	0.44	AAA/Aaa	Bank One Issuance Trust, Floating Rate Note, 5/16/16	749,884
74,582		AA+/A3	Bayview Financial Acquisition Trust, 6.205%, 5/28/37 (Step)	80,221
2,588,842	0.87	AAA/Aa1	Bayview Financial Acquisition Trust, Floating Rate Note, 2/28/44	2,529,273
66,674	0.83	AAA/Aaa	Bayview Financial Acquisition Trust, Floating Rate Note, 5/28/44	65,472
457,062	0.78	AAA/Aaa	Bayview Financial Acquisition Trust, Floating Rate Note, 8/28/44	454,023
1,231,214	0.61	AAA/Aa1	Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44	1,209,644
422,929	0.50	AAA/Aaa	Bayview Financial Mortgage Pass-Through Trust 2006-A, Floating Rate Note, 2/28/41	415,872
2,083,414	0.50	AA+/A1	Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36	1,991,850
1,033,483	0.47	AA+/A1	Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36	981,353
1,899,351	0.65	AA/Aa2	Bayview Financial Mortgage Pass-Through Trust Series 2005-B, Floating Rate Note, 4/28/39	1,853,700
949,439	3.47	NR/NR	Bayview Opportunity Master Fund IIa Trust 2012-4NPL, Floating Rate Note, 7/28/32 (144A)	960,500
1,712,561	0.69	A+/Ba3	Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35	1,662,249
869,588	0.69	AA+/NR	Bear Stearns Asset Backed Securities I Trust 2005-HE8, Floating Rate Note, 8/25/35	866,271
300,000	0.60	BBB+/Ba2	Bear Stearns Asset Backed Securities I Trust 2006-EC1, Floating Rate Note, 12/25/35	282,266
124,704	0.28	BBB/Ba1	Bear Stearns Asset Backed Securities I Trust 2007-HE5, Floating Rate Note, 6/25/47	123,675
7,688	0.69	AAA/NR	Bear Stearns Asset Backed Securities Trust 2004-2, Floating Rate Note, 8/25/34	7,386
110,608	0.59	AAA/A1	Bear Stearns Asset Backed Securities Trust 2005-SD1, Floating Rate Note, 8/25/43	108,139
864,185	0.66	AA+/NR	Bear Stearns Asset Backed Securities Trust 2005-SD2, Floating Rate Note, 3/25/35	848,001
183,649	0.59	AA+/NR	Bear Stearns Asset Backed Securities Trust 2005-SD2, Floating Rate Note, 3/25/35	179,916
1,199,864	0.32	CCC/Ba1	Bear Stearns Asset Backed Securities Trust 2006-4, Floating Rate Note, 10/25/36	1,178,595
421,612	1.19	BBB/A1	Bear Stearns Structured Products Trust 2007-EMX1, Floating Rate Note, 3/25/37 (144A)	413,181
3,000,000	0.59	AAA/NR	BMW Floorplan Master Owner Trust, Floating Rate Note, 9/15/17 (144A)	3,007,768
1,495,000		NR/Aaa	BMW Vehicle Lease Trust 2013-1, 0.4%, 1/20/15	1,492,621
992,312		NR/Aaa	BMW Vehicle Owner Trust 2011-A, 0.76%, 8/25/15	993,470
2,392,100	1.64	AAA/NR	Cabela's Master Credit Card Trust, Floating Rate Note, 1/16/18 (144A)	2,431,395
821,164		NR/Aa3	California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)	819,172
1,750,000		AAA/Aaa	Capital Auto Receivables Asset Trust 2013-1, 0.47%, 3/20/15	1,746,972
2,512,000	0.41	AAA/Aaa	Capital One Multi-Asset Execution Trust, Floating Rate Note, 3/15/17	2,510,480
35,303		AA/NR	CarNow Auto Receivables Trust 2012-1, 2.09%, 1/15/15 (144A)	35,335
1,723,755	0.93	AA/A3	Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/25/35	1,690,818
94,842	0.59	AA+/Baa1	Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35	93,021
2,585,388	0.37	BBB-/Ba3	Carrington Mortgage Loan Trust Series 2006-OPT1, Floating Rate Note, 2/25/36	2,496,911
118,109	0.31	A+/Ba1	Carrington Mortgage Loan Trust Series 2007-FRE1, Floating Rate Note, 2/25/37	117,661
339,873	1.54	A+/Ba1	CDC Mortgage Capital Trust 2003-HE1, Floating Rate Note, 8/25/33	312,059
630,355	3.65	AA+/Aaa	Centex Home Equity Loan Trust 2003-A, Floating Rate Note, 3/25/33	629,493
1,500,000	0.43	AAA/Aaa	Chase Credit Card Owner Trust 2003-4, Floating Rate Note, 1/15/16	1,499,991
20,438	0.93	AAA/A1	Chase Funding Trust Series 2002-4, Floating Rate Note, 10/25/32	18,869
2,700,000	0.34	AAA/NR	Chase Issuance Trust, Floating Rate Note, 10/16/17	2,692,991
4,355,000	0.29	AAA/NR	Chase Issuance Trust, Floating Rate Note, 5/16/16	4,349,186
3,630,000	0.32	AAA/NR	Chase Issuance Trust, Floating Rate Note, 8/15/17	3,620,170
2,650,000	1.49	AAA/Aaa	Chase Issuance Trust, Floating Rate Note, 8/17/15	2,653,707
1,938,406	0.94	AAA/Aaa	Chesapeake Funding LLC, Floating Rate Note, 11/7/23 (144A)	1,943,347
250,000	2.19	A/A1	Chesapeake Funding LLC, Floating Rate Note, 11/7/23 (144A)	251,140
2,050,000	1.44	AAA/Aaa	Chesapeake Funding LLC, Floating Rate Note, 4/7/24 (144A)	2,067,853
2,000,000	0.64	NR/Aaa	Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)	1,995,932
200,000	1.34	NR/Aa2	Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)	199,243
206,819	1.94	AAA/Aaa	Chesapeake Funding LLC, Floating Rate Note, 9/15/21 (144A)	207,225
700,000	1.94	AA+/Aaa	Chesapeake Funding LLC, Floating Rate Note, 9/15/21 (144A)	702,407
3,200,000	1.94	AA-/Aa1	Chesapeake Funding LLC, Floating Rate Note, 9/15/21 (144A)	3,207,674
42,384		AAA/Aaa	CIT Equipment Collateral 2012-VT1, 0.85%, 5/20/14 (144A)	42,386
63,584	0.46	AA+/A1	Citigroup Mortgage Loan Trust 2006-HE1, Floating Rate Note, 1/25/36	62,619
1,172,334	0.34	BB/Ba3	Citigroup Mortgage Loan Trust 2007-WFH2, Floating Rate Note, 3/25/37	1,169,888
91,230	0.91	AAA/Aa2	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 10/25/34	91,188
603,685	1.21	BBB-/Caa1	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/34	556,206
44,950	0.59	AA+/NR	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)	44,254
126,079	0.60	AAA/A3	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/35	126,054
1,221,473	0.37	BBB/Baa3	CLI Funding LLC, Floating Rate Note, 8/18/21 (144A)	1,191,918
16,727		NR/Baa3	Conseco Financial Corp., 7.05%, 1/15/19	17,477
44,171	0.56	AA+/A1	Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36	42,940
2,736,830	1.03	AA/A3	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34	2,724,733
698,252	0.58	AAA/Aa3	Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/34	689,110
1,902,073	0.89	BBB-/Ba1	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/34	1,884,781
350,924	0.68	BBB+/A3	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35	348,909
1,630,109	0.43	BB+/Ba2	Countrywide Asset-Backed Certificates, Floating Rate Note, 4/25/36	1,619,854
1,656,429	1.09	A+/Baa1	Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/35	1,637,321
31,071	0.30	BBB-/Ba3	Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/37	31,010
7,123	0.30	BB+/B1	Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/47	7,105
195,643	0.87	AAA/A1	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)	189,436
47,864	1.09	AAA/A2	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)	45,021
758,464	0.70	AA+/A3	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/35	744,847
801,383	0.63	A+/A3	Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/35	800,572
204,274	0.54	BB+/Ba2	Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/47	203,437
200,706	0.54	BBB-/Ba3	Countrywide Home Equity Loan Trust, Floating Rate Note, 3/15/29	199,640
439,397	0.45	BBB/B2	Countrywide Home Equity Loan Trust, Floating Rate Note, 6/15/29	429,034
691,634		AA-/A1	CPS Auto Trust, 1.82%, 12/16/19 (144A)	694,791
731,000		AA-/A1	CPS Auto Trust, 1.82%, 9/15/20 (144A)	726,990
2,000,000		AA/NR	Credit Acceptance Auto Loan Trust, 2.21%, 9/15/20 (144A)	2,005,284
79,280	0.46	A+/Baa2	Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/25/36 (144A)	77,515
768,394		BB+/Baa1	Credit-Based Asset Servicing and Securitization LLC, 5.08%, 4/25/37 (Step)	782,690
1,544		D/NR	Delta Funding Home Equity Loan Trust 1997-2, 7.04%, 6/25/27	1,636
581,724		AA/NR	Direct Capital Funding IV LLC, 1.673%, 12/20/17 (144A)	581,724
540,000	0.39	AAA/Aaa	Discover Card Execution Note Trust, Floating Rate Note, 1/16/18	538,885
4,673,000	0.54	NR/Aaa	Discover Card Execution Note Trust, Floating Rate Note, 8/15/16	4,677,262
448,366	4.28	BBB/Baa2	Drug Royalty II LP 1 2012-1, Floating Rate Note, 1/15/25 (144A)	455,091
1,000,000	0.34	AAA/Aaa	Dryrock Issuance Trust, Floating Rate Note, 8/15/17	998,700
35,667		A+/NR	DT Auto Owner Trust 2011-2, 3.05%, 2/16/16 (144A)	35,690
418,949		AAA/NR	DT Auto Owner Trust 2012-1, 1.05%, 1/15/15 (144A)	419,080
1,232,000		AAA/NR	DT Auto Owner Trust, 0.75%, 5/16/16 (144A)	1,230,260
840,988	1.19	BBB/Ba1	Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)	840,744
83,349	0.99	BBB/Ba1	Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/27/37 (144A)	82,610
2,400,000	1.09	B-/Caa3	Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/28/37 (144A)	2,307,269
827,282	1.09	BB+/Ba2	Ellington Loan Acquisition Trust 2007-2, Floating Rate Note, 5/25/37 (144A)	815,108
1,035,672	0.51	AA+/A1	Equity One Mortgage Pass-Through Trust 2004-3, Floating Rate Note, 7/25/34	856,334
32,763		A-/WR	EquiVantage Home Equity Loan Trust 1997-1, 8.05%, 3/25/28 (Step)	32,325
174,757		AA/NR	Exeter Automobile Receivables Trust 2012-1, 2.02%, 8/15/16 (144A)	175,583
669,764		AA/NR	Exeter Automobile Receivables Trust 2012-2, 1.3%, 6/15/17 (144A)	670,410
1,000,000		BBB/NR	Exeter Automobile Receivables Trust 2012-2, 3.06%, 7/16/18 (144A)	1,001,894
973,501	1.27	BB+/B1	Fieldstone Mortgage Investment Trust Series 2005-1, Floating Rate Note, 3/25/35	934,777
763,444	0.56	AAA/Aa3	First Frankin Mortgage Loan Trust 2005-FF7, Floating Rate Note, 7/25/35	762,899
1,449,064	0.70	NR/Baa1	First Frankin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35	1,422,014
125,848	0.73	AAA/NR	First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34	125,332
390,222	0.45	BBB+/B1	First Franklin Mortgage Loan Trust Series 2005-FF12, Floating Rate Note, 11/25/36	375,538
1,000,000		A+/NR	First Investors Auto Owner Trust 2011-1, 7.17%, 2/15/18 (144A)	1,038,162
691,000		AAA/NR	First Investors Auto Owner Trust, 1.23%, 3/15/19 (144A)	688,081
294,449	0.59	AA+/Aa2	First NLC Trust 2005-2, Floating Rate Note, 9/25/35	286,002
124,617		AAA/Aaa	Ford Credit Auto Owner Trust 2009-D, 2.98%, 8/15/14	124,875
3,240,000	1.69	AA-/Aa2	Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 1/15/16	3,257,959
2,657,000	2.29	BBB/A1	Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 1/15/16	2,679,048
1,300,000	0.79	AAA/Aaa	Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 9/15/15	1,301,154
2,075,000	0.54	AAA/Aaa	Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 9/15/16	2,077,756
281,621	0.65	AA+/A3	Fremont Home Loan Trust 2005-2, Floating Rate Note, 6/25/35	280,268
1,160,067	0.84	A+/A3	Fremont Home Loan Trust 2005-B, Floating Rate Note, 4/25/35	1,136,229
888,000	0.63	NR/Aaa	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17	881,620
350,000	0.76	NR/Aaa	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 2/20/17	351,013
1,190,000	0.59	NR/Aaa	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 4/20/18	1,184,628
2,000,000	0.68	NR/Aaa	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 6/20/17	2,000,000
500,000	1.09	NR/Aa2	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 6/20/17	498,016
250,000	0.79	NR/Aaa	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 7/20/16	250,640
586,042	0.44	BBB+/Baa3	GE Seaco Finance Srl, Floating Rate Note, 11/17/20 (144A)	573,393
250,000	0.59	AAA/Aaa	Golden Credit Card Trust, Floating Rate Note, 10/15/15 (144A)	250,025
1,300,000	1.04	AAA/Aaa	Gracechurch Card Funding Plc, Floating Rate Note, 5/15/19 (144A)	1,310,439
1,000,000	0.89	AAA/Aaa	Gracechurch Card Funding Plc, Floating Rate Note, 6/15/17 (144A)	1,007,180
505,096	0.79	A+/NR	GreenPoint Mortgage Funding Trust 2005-HE1, Floating Rate Note, 9/25/34	498,760
2,250,068	0.63	A+/Ba3	GreenPoint Mortgage Funding Trust 2005-HE4, Floating Rate Note, 7/25/30	2,223,268
614,263	0.91	A+/Ba3	GreenPoint Mortgage Funding Trust 2005-HE4, Floating Rate Note, 7/25/30	607,861
2,211,992	0.97	AA+/Baa1	GSAA Home Equity Trust 2004-6, Floating Rate Note, 6/25/34	2,159,136
255,551	0.93	AAA/Aa2	GSAA Home Equity Trust 2004-8, Floating Rate Note, 9/25/34	249,364
1,676,931	0.44	B+/B3	GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35	1,662,610
1,428,438	0.74	AAA/Aaa	GSAMP Trust 2004-SEA2, Floating Rate Note, 3/25/34	1,424,428
3,898,600	0.84	BBB/A3	GSAMP Trust 2004-SEA2, Floating Rate Note, 3/25/34	3,862,230
2,999,408	0.49	A/NR	GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)	2,936,612
1,423,799	1.54	BBB+/Baa3	GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33	1,348,520
341,128		NR/A2	Hercules Capital Funding Trust 2012-1, 3.32%, 12/16/17 (144A)	342,407
2,000,000		AAA/NR	HLSS Servicer Advance Receivables Backed Notes, 0.898%, 1/15/44 (144A)	1,993,000
1,586,000		AAA/NR	HLSS Servicer Advance Receivables Backed Notes, 1.34%, 10/15/43 (144A)	1,585,366
750,000		A/NR	HLSS Servicer Advance Receivables Backed Notes, 1.644%, 1/15/44 (144A)	749,100
500,000		BBB/NR	HLSS Servicer Advance Receivables Backed Notes, 2.487%, 1/15/44 (144A)	500,000
3,404,000	0.66	A+/A3	Home Equity Asset Trust 2005-6, Floating Rate Note, 12/25/35	3,304,944
2,744,635	0.57	A+/Baa2	Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36	2,622,155
244,358	0.37	BBB+/A1	Home Equity Asset Trust 2006-3, Floating Rate Note, 7/25/36	243,249
505,712	0.36	BB+/A2	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36	492,573
236,522	0.30	CCC/Ba1	Home Equity Asset Trust 2006-8, Floating Rate Note, 3/25/37	233,439
398,191	0.25	BBB+/A1	Home Equity Asset Trust 2007-1, Floating Rate Note, 5/25/37	393,780
30,297	0.30	BBB/A1	Home Equity Asset Trust 2007-2, Floating Rate Note, 7/25/37	30,230
330,373	0.46	A/Ba1	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, Floating Rate Note, 10/25/35	324,501
1,375,000		AAA/NR	Honda Auto Receivables Owner Trust 2013-1, 0.35%, 6/22/15	1,372,632
2,777,000		NR/NR	Horizon Funding Trust 2013-1, 3.0%, 5/15/18 (144A)	2,772,834
314,902	0.45	AAA/Aaa	HSBC Home Equity Loan Trust 2005-3, Floating Rate Note, 1/20/35	311,920
729,119	0.61	AA+/Aa1	HSBC Home Equity Loan Trust 2005-3, Floating Rate Note, 1/20/35	717,271
4,674,000	0.43	AAA/Aaa	HSBC Home Equity Loan Trust USA 2006-3, Floating Rate Note, 3/20/36	4,492,261
485,497	0.38	AA+/Aa1	HSBC Home Equity Loan Trust USA 2007-2, Floating Rate Note, 7/20/36	470,837
100,000	1.34	AA+/Aaa	HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36	98,550
2,114,909	1.39	A+/Aa2	HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36	2,110,425
1,780,000		AAA/Aaa	Hyundai Auto Receivables Trust 2013-A, 0.4%, 12/15/15	1,779,028
2,659,270	1.19	AA-/NR	Hyundai Capital Auto Funding VIII, Ltd., Floating Rate Note, 9/20/16 (144A)	2,663,791
1,109,252	0.76	AA/A1	Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 4/25/30	1,093,530
69,284	0.53	BB/A2	IXIS Real Estate Capital Trust 2005-HE4, Floating Rate Note, 2/25/36	66,978
1,754,208	0.41	BB+/Ba1	JP Morgan Mortgage Acquisition Corp 2005-FRE1, Floating Rate Note, 10/25/35	1,686,164
254,724	0.34	BB/Ba1	JP Morgan Mortgage Acquisition Trust 2006-ACC1, Floating Rate Note, 5/25/36	246,537
527,329	0.25	BB+/Ba2	JP Morgan Mortgage Acquisition Trust 2007-CH4, Floating Rate Note, 12/25/29	521,249
189,630	0.58	AA/Aaa	KeyCorp Student Loan Trust 2004-A, Floating Rate Note, 10/28/41	186,065
51,815	0.45	AAA/Aa2	Lehman XS Trust Series 2005-6, Floating Rate Note, 11/25/35	51,787
480,688	2.44	A+/Baa1	Madison Avenue Manufactured Housing Contract, Floating Rate Note, 3/25/32	480,451
521,717	0.84	AA+/A3	Mastr Asset Backed Securities Trust 2004-HE1, Floating Rate Note, 9/25/34	519,604
179,496	0.44	AAA/Aa2	Mastr Asset Backed Securities Trust 2005-FRE1, Floating Rate Note, 10/25/35	178,702
3,208,666	0.42	BB+/A2	Mastr Asset Backed Securities Trust 2006-AB1, Floating Rate Note, 2/25/36	3,090,879
5,946,308	0.38	B-/B1	Mastr Asset Backed Securities Trust 2006-NC1, Floating Rate Note, 1/25/36	5,780,275
2,413,190	0.49	A/NR	Mastr Specialized Loan Trust, Floating Rate Note, 1/25/36 (144A)	2,227,331
1,000,000	0.48	NR/Aaa	Mercedes-Benz Master Owner Trust, Floating Rate Note, 11/15/16 (144A)	996,078
921,585	0.93	A/Aa1	Merrill Lynch Mortgage Synthetic, Floating Rate Note, 6/28/35 (144A)	908,480
117,008	0.90	AA-/Ba2	Morgan Stanley ABS Capital I Inc Trust 2005-WMC3, Floating Rate Note, 3/25/35	116,302
95,450	0.39	BBB-/Baa1	Morgan Stanley ABS Capital I Inc Trust 2006-WMC1, Floating Rate Note, 12/25/35	95,020
107,195	0.51	A+/Ba1	Morgan Stanley Home Equity Loan Trust 2005-4, Floating Rate Note, 9/25/35	100,611
432,541	0.27	CCC/Baa1	Morgan Stanley Structured Trust, Floating Rate Note, 6/25/37	401,657
2,196,000	0.70	AAA/NR	Motor 2013-1 Plc, Floating Rate Note, 2/15/21 (144A)	2,197,065
2,250,000		AAA/NR	Nationstar Agency Advance Funding Trust 2013-T1A, 0.997%, 2/15/45 (144A)	2,228,625
236,068	0.34	B-/Caa2	Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37	219,344
908,000		AAA/NR	Nationstar Mortgage Advance Receivable Trust, 1.679%, 6/20/46 (144A)	907,028
66,163	0.43	AA+/Aaa	Nelnet Student Loan Trust 2004-3, Floating Rate Note, 1/25/21	66,146
981,331	0.35	AA+/Aaa	Nelnet Student Loan Trust 2005-1, Floating Rate Note, 10/26/20	974,876
1,683,985	1.32	BBB+/Baa3	New Century Home Equity Loan Trust Series 2003-4, Floating Rate Note, 10/25/33	1,622,222
803,247	0.54	AAA/Aaa	New Century Home Equity Loan Trust Series 2005-1, Floating Rate Note, 3/25/35	779,125
590,193	0.45	NR/Aaa	New Century Home Equity Loan Trust Series 2005-2, Floating Rate Note, 6/25/35	588,427
15,866	0.49	AAA/Aa1	New Century Home Equity Loan Trust Series 2005-2, Floating Rate Note, 6/25/35	15,786
1,213,280	3.94	A/NR	Newtek Small Business Loan Trust 2013-1, Floating Rate Note, 7/25/38 (144A)	1,213,280
2,431,334	0.29	NR/Aaa	Nissan Auto Lease Trust, Floating Rate Note, 6/15/15	2,426,797
1,500,000		NR/Aaa	Nissan Auto Receivables 2013-A Owner Trust, 0.37%, 9/15/15	1,498,554
416,730	0.66	A+/Aa3	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2005-FM1, Floating Rate Note, 5/25/35	405,476
593,210	0.97	BBB+/Ba3	NovaStar Mortgage Funding Trust Series 2003-1, Floating Rate Note, 5/25/33	574,773
244,385	0.59	AA+/NR	Option One Mortgage Loan Trust 2005-1, Floating Rate Note, 2/25/35	237,646
145,274	0.45	AA+/Aa3	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35	142,462
81,290		AA-/A2	Option One Mortgage Loan Trust 2007-FXD2, 5.9%, 3/25/37 (Step)	82,331
2,106,014	1.32	NR/Baa1	Option One Woodbridge Loan Trust 2002-1, Floating Rate Note, 9/25/14 (144A)	2,076,428
1,240,000	5.46	AAA/Aa3	Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35	1,290,866
1,398,034		NR/A2	Oxford Finance Funding Trust 2012-1, 3.9%, 3/15/17 (144A)	1,410,267
582,380	1.13	AA+/A3	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MCW, Floating Rate Note, 10/25/34	565,496
428,545	1.24	AAA/A3	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MHQ, Floating Rate Note, 12/25/34	428,561
939,517	0.81	AA+/A3	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WCW2, Floating Rate Note, 10/25/34	938,359
859,615	1.21	AA+/A3	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WWF, Floating Rate Note, 12/25/34	858,352
1,271,381	0.56	BBB+/Ba3	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4, Floating Rate Note, 9/25/35	1,262,855
800,000	0.94	AAA/Aaa	Penarth Master Issuer Plc, Floating Rate Note, 11/18/15 (144A)	800,816
2,465,000	0.76	AAA/Aaa	Penarth Master Issuer Plc, Floating Rate Note, 3/18/14 (144A)	2,465,148
2,035,723	0.89	AAA/Aaa	PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)	2,045,153
325,276	1.69	A/NR	PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)	327,858
3,546,000	1.39	AAA/Aaa	PFS Financing Corp., Floating Rate Note, 2/15/16 (144A)	3,559,237
2,340,000	0.74	AAA/Aaa	PFS Financing Corp., Floating Rate Note, 2/15/18 (144A)	2,330,565
614,717		AAA/NR	Prestige Auto Receivables Trust 2012-1, 1.23%, 12/15/15 (144A)	615,887
2,000,000	0.99	BBB+/Baa1	RAAC Series 2005-RP3 Trust, Floating Rate Note, 5/25/39 (144A)	1,915,448
1,359,352	0.49	AA+/Aa3	RAAC Series 2006-RP1 Trust, Floating Rate Note, 10/25/45 (144A)	1,295,986
2,928,897	0.44	B/Baa2	RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)	2,799,566
402,749	0.38	A-/A2	RAAC Series 2006-SP1 Trust, Floating Rate Note, 9/25/45	394,209
340,379	0.81	AA+/Baa1	RAMP Series 2004-RS11 Trust, Floating Rate Note, 11/25/34	329,593
5,389		AA+/Baa2	RAMP Series 2004-RS8 Trust, 5.06%, 6/25/32 (Step)	5,405
500,000	0.69	AA+/Baa1	RAMP Series 2005-RS6 Trust, Floating Rate Note, 6/25/35	490,334
46,538	0.48	A+/Baa2	RAMP Series 2005-RS8 Trust, Floating Rate Note, 10/25/33	46,158
217,857	0.46	AA+/A1	RAMP Series 2005-RZ3 Trust, Floating Rate Note, 9/25/35	215,958
2,110,617	0.45	AA+/A1	RAMP Series 2005-RZ4 Trust, Floating Rate Note, 11/25/35	2,088,236
92,682	0.39	AA+/A1	RAMP Series 2006-EFC1 Trust, Floating Rate Note, 2/25/36	91,705
532,313	0.38	B+/B2	RAMP Series 2006-NC1 Trust, Floating Rate Note, 1/25/36	516,690
317,258	0.62	AA/A2	RASC Series 2005-KS3 Trust, Floating Rate Note, 4/25/35	309,037
1,122,627	0.41	BBB+/A3	RASC Series 2006-KS1 Trust, Floating Rate Note, 2/25/36	1,105,953
880,614	0.37	CCC/Caa1	RASC Series 2007-KS3 Trust, Floating Rate Note, 4/25/37	859,078
249,069	0.64	NR/Aa1	RFSC Series 2003-RP2 Trust, Floating Rate Note, 6/25/33 (144A)	244,801
2,000,000	1.19	NR/Aa2	RFSC Series 2003-RP2 Trust, Floating Rate Note, 7/25/41 (144A)	1,951,168
2,242,379	0.95	A+/B2	SACO I Trust 2005-8, Floating Rate Note, 11/25/35	2,215,401
139,546	0.67	AAA/NR	Salomon Brothers Mortgage Securities VII, Inc., Floating Rate Note, 3/25/28	135,824
177,493	1.09	BBB+/B2	Salomon Mortgage Loan Trust Series 2001-CB4, Floating Rate Note, 11/25/33	162,690
89,821		A+/Baa1	Santander Consumer Acquired Receivables Trust 2011-S1, 3.15%, 8/15/16 (144A)	89,821
475,611		AAA/NR	Santander Drive Auto Receivables Trust 2010-1, 1.84%, 11/17/14	477,716
63,149		A/NR	Santander Drive Auto Receivables Trust 2010-1, 1.89%, 5/15/17 (144A)	63,346
105,141		AA/NR	Santander Drive Auto Receivables Trust 2011-S2, 2.06%, 6/15/17 (144A)	105,686
99,626		AA-/NR	Santander Drive Auto Receivables Trust 2011-S2, 2.86%, 6/15/17 (144A)	100,242
209,577		A+/NR	Santander Drive Auto Receivables Trust 2011-S2, 3.35%, 6/15/17 (144A)	210,625
56,587		AAA/Aaa	Santander Drive Auto Receivables Trust 2012-1, 1.25%, 4/15/15	56,677
628,816		AAA/Aaa	Santander Drive Auto Receivables Trust 2012-2, 0.91%, 5/15/15	629,409
631,238		AAA/Aaa	Santander Drive Auto Receivables Trust 2012-5, 0.57%, 12/15/15	631,146
1,945,000	0.65	A+/A3	Saxon Asset Securities Trust 2005-3, Floating Rate Note, 11/25/35	1,826,738
482,304	0.30	BBB-/Ba3	Saxon Asset Securities Trust 2006-3, Floating Rate Note, 10/25/46	479,693
418,351	1.19	A+/Baa3	Sierra Timeshare 2007-2 Receivables Funding LLC, Floating Rate Note, 9/20/19 (144A)	418,734
49,113	0.68	AAA/Aaa	SLM Student Loan Trust 2004-10, Floating Rate Note, 7/27/20 (144A)	49,113
40,050	0.41	AAA/Aaa	SLM Student Loan Trust 2004-3, Floating Rate Note, 4/25/19	40,041
2,500,000	0.62	NR/Aaa	SMART Trust/Australia, Floating Rate Note, 1/14/17	2,500,620
357,412	0.75	NR/Aaa	SMART Trust/Australia, Floating Rate Note, 3/14/15 (144A)	357,777
1,780,834	0.53	NR/Aaa	SMART Trust/Australia, Floating Rate Note, 6/14/15	1,781,669
1,785,000	0.64	NR/Aaa	SMART Trust/Australia, Floating Rate Note, 9/14/16	1,790,061
1,426,563		AA/NR	SNAAC Auto Receivables Trust 2013-1, 1.14%, 7/16/18 (144A)	1,424,165
555,746		AA/NR	SNAAC Auto Receivables Trust, 1.78%, 6/15/16 (144A)	557,809
1,147,563	0.64	AA/A3	Soundview Home Loan Trust 2005-DO1, Floating Rate Note, 5/25/35	1,143,167
1,193,570	0.45	BB+/NR	Soundview Home Loan Trust 2005-OPT4, Floating Rate Note, 12/25/35	1,177,103
452,148	0.37	AA+/Aaa	South Carolina Student Loan Corp., Floating Rate Note, 12/3/18	452,157
793,382	0.58	AA+/A3	Specialty Underwriting & Residential Finance Trust Series 2005-AB2, Floating Rate Note, 6/25/36	767,493
89,474	0.94	AAA/Aa2	Specialty Underwriting & Residential Finance Trust Series 2005-BC1, Floating Rate Note, 12/25/35	88,891
784,138	0.39	BBB+/Baa3	Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36	770,765
3,640,376	0.49	BBB+/B1	Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36	3,458,474
977,031		NR/NR	Stanwich Mortgage Loan Co 2012-NPL4 LLC, 2.981%, 9/15/42 (144A)	982,532
386,665	0.79	AA+/Aa1	Structured Asset Investment Loan Trust 2005-4, Floating Rate Note, 5/25/35	384,552
1,660,120	0.39	CCC/Ba3	Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36	1,606,228
3,010,985	0.49	A+/Caa2	Structured Asset Securities Corp Mortgage Loan Trust 2005-S7, Floating Rate Note, 12/25/35 (144A)	2,868,379
796,565	0.30	BBB+/A3	Structured Asset Securities Corp Mortgage Loan Trust 2006-BC4, Floating Rate Note, 12/25/36	791,495
4,213,954	0.34	B-/B2	Structured Asset Securities Corp Mortgage Loan Trust 2006-EQ1, Floating Rate Note, 7/25/36 (144A)	4,088,172
3,702,589	0.41	B-/Baa3	Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)	3,556,174
402,890	0.25	BB/A3	Structured Asset Securities Corp Mortgage Loan Trust 2007-BC3, Floating Rate Note, 5/25/47	395,433
208,536	0.34	BB/Baa1	Structured Asset Securities Corp Mortgage Loan Trust 2007-GEL2, Floating Rate Note, 5/25/37 (144A)	206,962
354,167	0.38	BBB/Baa2	TAL Advantage I LLC, Floating Rate Note, 4/20/21 (144A)	348,608
498,333	0.44	A-/Baa1	Textainer Marine Containers, Ltd., Floating Rate Note, 5/15/20 (144A)	491,831
1,235,808	0.37	BBB/Baa2	Triton Container Finance LLC, Floating Rate Note, 11/26/21 (144A)	1,205,194
268,125	0.34	BBB+/Baa2	Triton Container Finance LLC, Floating Rate Note, 2/26/19 (144A)	264,707
284,286	0.59	AAA/Aaa	Truman Capital Mortgage Loan Trust, Floating Rate Note, 12/25/32 (144A)	284,070
977,406		AAA/NR	United Auto Credit Securitization Trust 2012-1, 1.1%, 3/16/15 (144A)	977,100
2,000,000		AAA/NR	United Auto Credit Securitization Trust 2013-1, 0.95%, 9/15/15 (144A)	1,996,354
1,820,000		AAA/Aaa	Volvo Financial Equipment LLC Series 2013-1, 0.53%, 11/16/15 (144A)	1,816,857
189,000	0.60	AAA/A3	Wells Fargo Home Equity Asset-Backed Securities 2005-2 Trust, Floating Rate Note, 11/25/35	186,412
234,580	0.28	NR/Aa1	Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust, Floating Rate Note, 4/25/37	233,070
728,833		A/NR	Westgate Resorts 2012-2 LLC, 3.0%, 1/20/25 (144A)	737,943
282,369		A/NR	Westgate Resorts LLC, 2.5%, 3/20/25 (144A)	284,222
48,447	0.47	NR/Baa1	Wilshire Mortgage Loan Trust, Floating Rate Note, 5/25/28	46,671
			TOTAL ASSET BACKED SECURITIES
			(Cost $329,463,839)	$330,044,143

			COLLATERALIZED MORTGAGE OBLIGATIONS - 28.5%
1,400,000		NR/NR	A10 Securitization 2013-1 LLC, 2.4%, 11/15/25 (144A)	$1,387,548
610,512	2.73	AA+/Baa1	Adjustable Rate Mortgage Trust 2004-1, Floating Rate Note, 1/25/35	599,190
300,000	0.97	AAA/A1	Adjustable Rate Mortgage Trust 2005-2, Floating Rate Note, 6/25/35	291,742
1,517,799	0.47	A+/Ba1	Adjustable Rate Mortgage Trust 2005-5, Floating Rate Note, 9/25/35	1,354,197
27,439	0.59	AA+/A3	Alternative Loan Trust 2002-18, Floating Rate Note, 2/25/33	27,070
887,148	0.82	BBB+/NR	Alternative Loan Trust 2003-3T1, Floating Rate Note, 5/25/33	857,419
45,884	0.74	A+/NR	Alternative Loan Trust 2003-9T1, Floating Rate Note, 7/25/33	45,785
86,330	0.64	BBB+/Ba1	Alternative Loan Trust 2004-18CB, Floating Rate Note, 9/25/34	85,630
496,271		BBB+/Ba3	Alternative Loan Trust 2004-2CB, 5.125%, 3/25/34	500,451
71,812	0.59	BBB+/Ba3	Alternative Loan Trust 2004-2CB, Floating Rate Note, 3/25/34	70,343
1,165,931		BB+/Ba2	Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34	1,169,673
1,134,740	0.48	BBB+/Ba1	Alternative Loan Trust 2004-6CB, Floating Rate Note, 5/25/34	1,037,758
20,894	0.58	AAA/Aaa	Alternative Loan Trust 2004-J9, Floating Rate Note, 10/25/34	20,867
2,350,000	1.67	AAA/Aaa	Arkle Master Issuer Plc, Floating Rate Note, 5/17/60 (144A)	2,352,292
500,000	1.52	AAA/Aaa	Arkle Master Issuer Plc, Floating Rate Note, 5/17/60 (144A)	500,626
18,379	1.47	NR/Aaa	Arran Residential Mortgages Funding Plc, Floating Rate Note, 11/19/47 (144A)	18,400
2,275,000	1.34	NR/Aaa	BAMLL Commercial Mortgage Securities Trust 2012-CLRN, Floating Rate Note, 8/15/29 (144A)	2,276,436
3,035,000	2.29	NR/A2	BAMLL Commercial Mortgage Securities Trust 2012-CLRN, Floating Rate Note, 8/15/29 (144A)	3,040,187
1,631,121	0.41	A/NR	Banc of America Funding 2010-R4 Trust, Floating Rate Note, 6/26/37 (144A)	1,623,489
737,787	0.30	AAA/NR	Banc of America Funding 2010-R4 Trust, Floating Rate Note, 9/26/46 (144A)	735,892
3,000,000	1.29	A-/Aaa	Banc of America Large Loan Trust 2007-BMB1, Floating Rate Note, 8/15/29 (144A)	2,972,604
7,039		AAA/NR	Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.512%, 12/10/42	7,061
666,301	5.06	AAA/NR	Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 3/11/41	668,482
142,788	3.17	NR/WR	Banc of America Mortgage 2003-A Trust, Floating Rate Note, 2/25/33	138,265
488,045	3.00	NR/B2	Banc of America Mortgage 2004-I Trust, Floating Rate Note, 10/25/34	472,454
96,820	0.46	AAA/Aaa	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, Floating Rate Note, 4/25/36 (144A)	96,820
996,701	2.98	NR/NR	Bayview Opportunity Master Fund Trust IIB LP, Floating Rate Note, 1/28/33 (144A)	1,004,674
245,908	2.89	NR/NR	BCAP LLC 2010-RR11-I Trust, Floating Rate Note, 6/27/36 (144A)	246,231
81,812	4.77	A+/Baa3	Bear Stearns ALT-A Trust 2003-3, Floating Rate Note, 10/25/33	80,263
667,816	0.93	AA+/Baa1	Bear Stearns ALT-A Trust 2004-13, Floating Rate Note, 11/25/34	647,933
3,538,739	0.79	A+/Ba3	Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34	3,272,335
1,282,639	0.89	A+/Baa2	Bear Stearns ALT-A Trust 2004-8, Floating Rate Note, 9/25/34	1,215,303
175,542	0.69	AAA/Baa2	Bear Stearns ALT-A Trust 2005-2, Floating Rate Note, 3/25/35	169,368
431,066	5.40	AA+/Ba2	Bear Stearns ARM Trust 2004-1, Floating Rate Note, 4/25/34	418,938
491,043	2.92	BBB+/B3	Bear Stearns ARM Trust 2004-3, Floating Rate Note, 7/25/34	476,825
778,712	2.24	A+/Ba2	Bear Stearns ARM Trust 2005-5, Floating Rate Note, 8/25/35	770,093
387,570	1.29	A+/Ba1	Bear Stearns Asset Backed Securities Trust 2003-AC5, Floating Rate Note, 10/25/33	351,693
508,342		AAA/NR	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR3, 4.715%, 2/11/41	513,832
1,035,797		AAA/Aaa	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 4.705%, 11/11/41	1,047,579
1,702,766	2.51	BBB+/Baa2	Bear Sterns ARM Trust 2003-3, Floating Rate Note, 5/25/33	1,685,333
1,119,229		NR/B2	Chase Mortgage Finance Trust Series 2005-S1, 5.5%, 5/25/35	1,137,254
146,031	0.52	AA+/Ba1	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-1, Floating Rate Note, 1/25/35 (144A)	130,750
74,659	0.49	A+/Ba2	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3, Floating Rate Note, 8/25/35 (144A)	64,738
2,265,745	0.39	A+/Baa1	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-A, Floating Rate Note, 1/25/36 (144A)	1,948,541
596,574	0.74	NR/Aa1	CHL Mortgage Pass-Through Trust 2003-11, Floating Rate Note, 5/25/33	578,175
1,173,824	0.69	A-/NR	CHL Mortgage Pass-Through Trust 2003-15, Floating Rate Note, 6/25/18	1,154,076
123,385	0.59	A+/NR	CHL Mortgage Pass-Through Trust 2003-J7, Floating Rate Note, 8/25/18	118,868
2,381,631	0.73	AA+/Baa1	CHL Mortgage Pass-Through Trust 2004-29, Floating Rate Note, 2/25/35	2,183,741
627,221		NR/Baa3	CHL Mortgage Pass-Through Trust 2004-9, 5.25%, 6/25/34	635,908
747,221		NR/Caa1	CHL Mortgage Pass-Through Trust 2005-19, 5.5%, 8/25/35	745,315
34,640		NR/Ba2	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-4, 5.0%, 7/25/20	36,328
50,399		NR/B2	Citicorp Mortgage Securities Trust Series 2006-3, 6.25%, 6/25/36	49,992
2,464,796	5.61	AAA/Aaa	Citigroup Commercial Mortgage Trust 2004-C1, Floating Rate Note, 4/15/40	2,521,355
13,329	0.33	AAA/Aaa	Citigroup Commercial Mortgage Trust 2007-FL3A, Floating Rate Note, 4/15/22 (144A)	13,217
1,238,868	0.36	AA/Aaa	Citigroup Commercial Mortgage Trust 2007-FL3A, Floating Rate Note, 4/15/22 (144A)	1,222,323
1,772,180	0.40	A/Aa2	Citigroup Commercial Mortgage Trust 2007-FL3A, Floating Rate Note, 4/15/22 (144A)	1,739,652
301,158	0.44	BBB/A2	Citigroup Commercial Mortgage Trust 2007-FL3A, Floating Rate Note, 4/15/22 (144A)	294,877
881,059	0.49	BB/A3	Citigroup Commercial Mortgage Trust 2007-FL3A, Floating Rate Note, 4/15/22 (144A)	827,971
22,718		AAA/NR	Citigroup Mortgage Loan Trust, Inc., 6.5%, 6/25/16	23,217
950,000	4.65	AA-/A1	City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)	950,780
1,782,414	0.79	AA+/Aaa	CNL Commercial Mortgage Loan Trust 2002-1, Floating Rate Note, 10/25/28 (144A)	1,714,682
590,309	0.63	BBB+/A2	CNL Commercial Mortgage Loan Trust 2003-2, Floating Rate Note, 10/25/30 (144A)	514,630
1,390,000	5.52	AAA/Aaa	COMM 2004-LNB3 Mortgage Trust, Floating Rate Note, 7/10/37	1,425,164
80,314	0.53	AAA/Aaa	COMM 2005-FL11 Mortgage Trust, Floating Rate Note, 11/15/17 (144A)	79,912
1,355,142	0.58	AA-/Aa1	COMM 2005-FL11 Mortgage Trust, Floating Rate Note, 11/15/17 (144A)	1,346,673
65,885		NR/Aaa	COMM 2006-C8 Mortgage Trust, 5.248%, 12/10/46	66,062
2,467,647	0.32	AA-/A1	COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)	2,412,157
1,314,417	0.36	BBB/A3	COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)	1,271,716
2,267,319	0.37	A+/A1	COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)	2,248,480
255,706	3.55	NR/A2	COMM 2011-FL1 Mortgage Trust, Floating Rate Note, 7/17/28 (144A)	258,025
2,224,335	2.14	AAA/NR	Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/17/26 (144A)	2,239,265
230,652	5.95	AAA/Aaa	Commercial Mortgage Pass-Through Certificates Series 2007-C4, Floating Rate Note, 9/15/39	231,481
1,116,468	0.31	AA/Aaa	Commercial Mortgage Pass-Through Certificates Series 2007-TFL1, Floating Rate Note, 2/15/22 (144A)	1,106,383
635,171		AAA/Aaa	Credit Suisse First Boston Mortgage Securities Corp., 4.691%, 10/15/39	653,203
799,343	4.90	AAA/NR	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/15/36	802,443
39,108	1.54	AA+/A3	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33	38,523
352,836	0.93	AAA/Baa1	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34	337,376
2,956,723	0.36	AAA/Aa2	Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/15/21 (144A)	2,907,041
2,188,079	0.34	AAA/Aaa	Crusade Global Trust, Floating Rate Note, 11/15/37	2,138,682
2,386,484	0.34	AAA/Aaa	Crusade Global Trust, Floating Rate Note, 4/19/38	2,342,909
803,138	0.35	AAA/Aaa	Crusade Global Trust, Floating Rate Note, 8/14/37	796,760
1,469,360		NR/Aaa	DBRR 2012- EZ1 Trust, 0.946%, 9/25/45 (144A)	1,472,245
1,460,000	1.49	AA-/NR	Del Coronado Trust 2013-DEL, Floating Rate Note, 3/15/26 (144A)	1,453,788
900,000	0.89	AAA/Aaa	Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)	895,477
800,000	1.29	AA-/NR	Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)	794,821
915,305	0.52	AAA/Aaa	Fannie Mae REMIC Trust 2007-W3, Floating Rate Note, 4/25/37	917,682
337,304		AAA/Aaa	Fannie Mae REMICS, 3.0%, 4/25/40	347,246
193,292		AAA/Aaa	Fannie Mae REMICS, 3.5%, 10/25/39	199,713
3,836		AAA/Aaa	Fannie Mae REMICS, 3.5%, 12/25/31	3,843
2,000,000		AAA/Aaa	Fannie Mae REMICS, 4.0%, 5/25/29	2,125,294
692,842		AAA/Aaa	Fannie Mae REMICS, 4.0%, 6/25/37	698,892
534,122		AAA/Aaa	Fannie Mae REMICS, 4.5%, 1/25/38	540,984
159,501		AAA/Aaa	Fannie Mae REMICS, 4.5%, 1/25/39	164,511
2,561		AAA/Aaa	Fannie Mae REMICS, 4.5%, 2/25/33	2,559
3,105		AAA/Aaa	Fannie Mae REMICS, 5.0%, 8/25/35	3,107
893,870		AAA/Aaa	Fannie Mae REMICS, 5.5%, 5/25/30	909,708
60,076		AAA/Aaa	Fannie Mae REMICS, 6.0%, 3/25/27	61,273
252,364		AAA/Aaa	Fannie Mae REMICS, 6.0%, 3/25/35	264,937
63,961		AAA/Aaa	Fannie Mae REMICS, 6.0%, 4/25/39	64,305
601,228	0.89	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 1/25/32	608,165
742,178	0.69	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 1/25/33	746,999
621,325	0.74	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 1/25/40	627,671
63,186	0.49	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 10/25/35	63,171
2,733,384	0.59	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 10/25/36	2,742,855
228,798	0.74	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 10/25/37	230,929
922,506	0.79	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 10/25/37	934,975
2,382,000	0.39	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 10/27/37	2,382,029
688,863	0.79	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 11/25/31	695,052
606,199	0.79	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 11/25/31	608,014
1,226,700	0.69	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 11/25/33	1,231,605
1,308,596	0.49	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 11/25/34	1,311,842
542,990	0.51	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 11/25/36	544,996
3,511,642	0.59	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 11/25/40	3,528,438
148,843	0.82	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 12/25/23	149,976
513,295	1.22	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 12/25/23	522,431
125,053	0.74	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 12/25/30	126,034
1,907,595	1.09	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 12/25/31	1,941,594
643,737	0.79	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 12/25/32	649,130
481,139	0.69	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 12/25/32	484,527
608,290	0.49	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 12/25/35	609,603
434,613	0.43	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 12/25/36	434,416
333,252	0.59	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 12/25/38	333,048
4,660,841	0.49	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 12/25/42	4,668,457
494,674	0.74	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 12/25/49	498,206
33,545	0.67	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 2/25/17	33,608
196,135	0.94	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 2/25/33	198,315
1,169,916	0.51	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 2/25/35	1,172,055
1,944,065	0.44	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 2/25/37	1,942,314
967,531	0.39	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 2/25/37	964,217
593,320	0.89	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 2/25/38	597,937
279,897	0.69	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 3/25/23	280,569
451,524	0.47	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 3/25/28	442,248
313,238	0.49	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 3/25/35	313,518
159,187	0.49	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 3/25/36	159,611
309,933	0.49	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 3/25/36	310,917
409,509	1.19	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 3/25/37	417,748
166,804	0.49	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 4/25/25	167,083
214,914	0.84	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 4/25/30	216,654
393,534	0.69	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 4/25/33	395,960
303,551	0.42	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 4/25/37	303,933
551,171	0.69	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 4/25/42	558,893
2,238,290	0.50	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 5/25/36	2,238,762
2,111,445	0.59	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 5/25/37	2,114,764
378,924	0.79	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 5/25/40	382,772
2,617,601	0.69	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 5/25/40	2,632,691
1,678,188	0.74	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 5/25/40	1,690,213
164,765	0.59	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 6/25/23	165,139
2,854,046	0.39	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 6/25/37	2,845,849
1,922,962	0.44	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 6/25/37	1,919,076
121,200	0.42	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 6/25/37	121,144
179,907	0.64	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 6/25/37	181,210
48,967	0.72	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 7/18/27	49,135
666,693	0.79	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 7/25/31	672,964
452,724	0.79	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 7/25/31	457,704
292,679	1.19	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 7/25/32	299,586
201,787	0.64	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 7/25/34	202,998
2,632,849	0.49	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 7/25/35	2,634,353
522,294	0.44	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 7/25/35	523,573
413,142	0.48	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 7/25/36	413,703
2,112,770	0.67	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 7/25/36	2,127,929
420,573	0.59	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 7/25/37	423,335
307,507	0.69	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 8/25/31	310,025
137,823	0.79	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 8/25/32	139,114
38,462	0.59	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 8/25/33	38,523
413,155	0.74	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 8/25/36	414,500
64,457	1.02	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 9/25/20	64,896
117,192	1.12	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 9/25/21	118,654
584,209	0.69	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 9/25/32	588,677
722,192	0.64	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 9/25/32	723,345
661,194	0.44	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 9/25/36	661,084
1,939,535	0.69	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 9/25/37	1,958,851
689,105	0.76	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 9/25/37	695,573
406,510	0.74	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 9/25/37	410,448
94,136	0.94	AAA/Aaa	Fannie Mae REMICS, Floating Rate Note, 9/25/38	94,341
927,778	0.54	AAA/Aaa	Fannie Mae Trust 2003-W6, Floating Rate Note, 9/25/42	914,415
160,872	2.73	AAA/Aaa	Fannie Mae Trust 2005-W3, Floating Rate Note, 4/25/45	171,631
275,933	2.29	AAA/Aaa	Fannie Mae Trust 2005-W4, Floating Rate Note, 6/25/35	281,961
1,196,999	0.45	AAA/Aaa	Fannie Mae Whole Loan, Floating Rate Note, 11/25/46	1,197,266
975,664	2.62	AAA/Aaa	First Horizon Mortgage Pass-Through Trust 2003-AR3, Floating Rate Note, 9/25/33	959,714
1,108,705	1.68	AAA/Aaa	Fosse Master Issuer Plc, Floating Rate Note, 10/18/54 (144A)	1,117,319
1,000,000	1.68	AAA/Aaa	Fosse Master Issuer Plc, Floating Rate Note, 10/18/54 (144A)	1,017,080
32,420		AAA/Aaa	Freddie Mac REMICS, 3.5%, 11/15/22	32,959
1,536,468		AAA/Aaa	Freddie Mac REMICS, 3.5%, 6/15/28	1,573,465
247,768		AAA/Aaa	Freddie Mac REMICS, 4.0%, 1/15/24	253,588
80,562		AAA/Aaa	Freddie Mac REMICS, 4.0%, 11/15/23	82,751
472,437		AAA/Aaa	Freddie Mac REMICS, 4.0%, 12/15/22	481,085
122,916		AAA/Aaa	Freddie Mac REMICS, 5.0%, 12/15/32	124,612
711,151		AAA/Aaa	Freddie Mac REMICS, 5.0%, 6/15/34	732,808
85,306		AAA/Aaa	Freddie Mac REMICS, 5.0%, 7/15/32	86,170
114,119		AAA/Aaa	Freddie Mac REMICS, 5.0%, 8/15/32	114,648
15,968		AAA/Aaa	Freddie Mac REMICS, 5.5%, 3/15/32	16,026
53,912		AAA/Aaa	Freddie Mac REMICS, 5.5%, 3/15/33	53,981
84,215		AAA/Aaa	Freddie Mac REMICS, 5.5%, 5/15/33	85,382
843,829	0.59	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 1/15/33	847,315
552,328	0.49	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 1/15/36	553,616
2,152,847	0.49	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 1/15/37	2,159,200
250,252	0.34	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 10/15/20	250,126
149,704	1.14	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 10/15/31	152,933
2,437,322	0.77	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 10/15/37	2,459,197
1,387,851	0.81	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 10/15/37	1,400,261
413,489	0.49	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 11/15/18	414,098
266,852	0.79	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 11/15/31	269,346
427,064	1.19	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 11/15/33	436,177
278,773	0.54	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 11/15/35	279,749
1,601,190	0.54	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 11/15/36	1,605,952
794,686	0.54	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 11/15/36	797,053
362,618	0.44	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 11/15/36	362,618
1,483,513	0.59	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 11/15/37	1,488,853
902,176	0.59	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 11/15/40	907,360
249,566	0.59	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 12/15/20	251,235
670,722	0.64	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 12/15/28	674,716
305,633	0.54	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 12/15/32	306,060
46,415	0.64	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 12/15/32	46,449
51,993	0.69	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 12/15/32	52,356
1,233,783	0.59	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 12/15/32	1,237,655
562,370	0.59	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 12/15/32	564,151
953,079	0.49	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 12/15/34	953,968
887,572	0.54	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 12/15/41	890,522
663,637	0.42	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 2/15/19	664,378
805,744	0.49	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 2/15/25	808,148
374,151	0.54	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 2/15/29	375,007
727,197	0.74	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 2/15/33	730,900
746,120	0.54	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 2/15/36	747,390
1,217,778	0.49	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 2/15/36	1,221,505
3,005,953	0.49	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 2/15/37	3,009,278
125,677	0.49	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 2/15/39	125,814
2,155,560	1.30	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 3/15/24	2,195,912
232,968	0.89	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 3/15/32	235,679
1,156,312	1.19	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 3/15/32	1,179,730
1,750,818	0.49	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 3/15/36	1,755,421
3,486,120	0.45	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 3/15/37	3,482,776
479,064	0.64	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 3/15/39	482,447
949,540	0.49	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 3/15/41	951,226
553,389	0.49	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 4/15/35	554,023
1,064,032	0.49	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 4/15/36	1,065,428
185,999	0.54	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 5/15/29	185,852
376,892	1.69	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 5/15/33	385,975
1,147,611	0.53	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 5/15/35	1,150,805
1,544,533	0.49	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 5/15/35	1,545,947
714,989	0.53	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 5/15/37	717,304
461,054	1.44	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 5/15/37	468,651
177,378	0.54	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 5/15/41	177,969
240,033	0.64	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 6/15/23	241,623
271,422	0.59	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 6/15/31	271,742
845,409	0.59	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 6/15/33	846,985
3,954,473	0.50	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 6/15/36	3,955,287
1,785,952	0.59	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 6/15/38	1,790,760
523,075	0.44	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 7/15/21	523,269
965,628	0.43	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 7/15/34	966,912
184,610	0.69	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 7/15/36	186,227
97,477	0.59	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 7/15/36	97,742
2,145,748	0.39	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 7/15/36	2,141,380
924,475	0.54	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 7/15/40	923,527
2,658,673	0.64	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 8/15/33	2,675,792
1,384,202	0.44	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 8/15/35	1,385,219
651,741	0.44	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 8/15/35	652,413
907,970	0.54	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 8/15/40	908,415
409,951	0.79	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 9/15/32	413,387
566,806	0.61	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 9/15/36	570,177
486,359	0.59	AAA/Aaa	Freddie Mac REMICS, Floating Rate Note, 9/15/36	488,931
1,474,933	0.54	AAA/Aaa	Freddie Mac Strips, Floating Rate Note, 12/15/36	1,475,662
988,920	0.44	AAA/Aaa	Freddie Mac Strips, Floating Rate Note, 8/15/36	984,687
1,503,158	0.49	AAA/Aaa	Freddie Mac Strips, Floating Rate Note, 8/15/36	1,499,245
1,579,185	0.62	AA+/Aa2	GE Business Loan Trust 2003-1, Floating Rate Note, 4/15/31 (144A)	1,488,542
1,787,758	0.41	AA-/Aa1	GE Business Loan Trust 2004-2, Floating Rate Note, 12/15/32 (144A)	1,724,830
977,374	0.44	AA/Aa3	GE Business Loan Trust 2005-1, Floating Rate Note, 6/15/33 (144A)	919,514
1,781,007	0.37	A/Aa3	GE Business Loan Trust 2006-2, Floating Rate Note, 11/15/34 (144A)	1,630,337
2,724,360	0.36	A/Aa3	GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)	2,526,844
2,116,730		NR/A3	GE Capital Commercial Mortgage Corp., 5.208%, 3/10/39 (144A)	2,152,786
2,400,000	5.30	NR/Baa2	GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/37 (144A)	2,402,978
199,697	0.51	A+/Baa2	Global Mortgage Securitization, Ltd., Floating Rate Note, 11/25/32 (144A)	189,734
2,087,320		AAA/Aaa	GMAC Commercial Mortgage Securities Inc Series 2003-C3 Trust, 5.023%, 4/10/40	2,094,545
1,386,000	5.30	AAA/Aa3	GMAC Commercial Mortgage Securities Inc Series 2004-C2 Trust, Floating Rate Note, 8/10/38	1,427,929
210,383		AAA/Aaa	Government National Mortgage Association, 4.5%, 11/20/34	214,921
6,774		AAA/Aaa	Government National Mortgage Association, 4.5%, 2/16/34	6,768
520,686		AAA/Aaa	Government National Mortgage Association, 4.5%, 5/20/33	528,464
183,007		AAA/Aaa	Government National Mortgage Association, 5.0%, 6/20/26	184,488
1,472,628	0.39	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 1/16/33	1,479,842
539,483	0.44	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 1/20/33	540,614
628,596	0.69	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 1/20/37	629,379
633,070	0.87	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 10/16/39	643,675
1,103,220	0.59	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 10/20/38	1,106,913
435,119	0.59	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 2/20/38	436,388
729,179	0.49	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 4/16/29	735,783
316,127	0.74	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 4/16/32	319,742
1,430,274	0.59	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 5/16/38	1,437,860
321,455	0.69	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 6/16/31	324,701
51,345	0.84	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 7/20/40	51,355
2,291,341	0.44	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 7/20/41	2,297,974
813,847	1.19	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 8/16/39	825,501
1,053,154	0.59	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 8/20/35	1,055,026
739,336	0.69	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 8/20/38	746,897
1,017,839	0.44	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 9/16/31	1,024,395
2,264,397	1.82	AAA/Aaa	Gracechurch Mortgage Financing Plc, Floating Rate Note, 11/20/56 (144A)	2,302,393
193,047	1.10	AAA/Aaa	GS Mortgage Securities Corp II Trust 2007-EOP, Floating Rate Note, 3/6/20 (144A)	193,501
2,300,000	1.04	NR/Aaa	GS Mortgage Securities Corp II, Floating Rate Note, 11/8/29 (144A)	2,275,459
900,000		NR/NR	GS Mortgage Securities Corp Trust 2011-ALF, 3.563%, 2/10/21 (144A)	908,370
3,540,000	1.26	AAA/Aaa	GS Mortgage Securities Corp. II, Floating Rate Note, 3/6/20 (144A)	3,548,917
500,000	2.20	AA/NR	GS Mortgage Securities Corp. II, Floating Rate Note, 3/6/20 (144A)	501,704
135,693	2.46	A+/NR	GSR Mortgage Loan Trust 2003-9, Floating Rate Note, 8/25/33	133,826
164,928		BB+/Ba1	GSR Mortgage Loan Trust 2005-6F, 5.0%, 7/25/35	163,927
339,134	1.32	AA+/Baa3	HarborView Mortgage Loan Trust 2004-4, Floating Rate Note, 6/19/34	333,193
1,198,748	1.68	AAA/Aaa	Holmes Master Issuer Plc, Floating Rate Note, 10/15/54 (144A)	1,205,300
1,676,000	1.93	AAA/Aaa	Holmes Master Issuer Plc, Floating Rate Note, 10/15/54 (144A)	1,704,542
2,500,000	1.83	AAA/Aaa	Holmes Master Issuer Plc, Floating Rate Note, 10/21/54 (144A)	2,539,748
2,765,301	0.61	NR/Baa1	HomeBanc Mortgage Trust 2005-2, Floating Rate Note, 5/25/25	2,697,786
1,471,323	0.54	AA+/Aa3	Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34	1,394,093
1,359,104	0.64	AAA/Aa2	Homestar Mortgage Acceptance Corp., Floating Rate Note, 7/25/34	1,336,691
531,446	1.09	NR/Aaa	Impac CMB Trust Series 2003-8, Floating Rate Note, 10/25/33	512,098
1,976,798	0.83	BBB/Ba3	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	1,789,860
311,780	0.91	BBB/Baa2	Impac CMB Trust Series 2004-5, Floating Rate Note, 10/25/34	302,207
619,766	1.03	NR/Aaa	Impac CMB Trust Series 2004-5, Floating Rate Note, 8/25/34	613,906
457,579	0.99	BB+/Ba1	Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34	386,948
758,050	0.97	BBB/Baa1	Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34	720,805
1,854,153	0.93	BBB+/A3	Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34	1,762,334
650,276	0.60	AAA/Aaa	Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34	636,546
1,226,680	0.95	B/Ba2	Impac CMB Trust Series 2004-9, Floating Rate Note, 1/25/35	1,112,564
903,237	0.99	AAA/Aaa	Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34	825,255
656,702	0.54	AAA/Aaa	Impac Secured Assets Trust 2006-1, Floating Rate Note, 5/25/36	641,787
180,754	0.54	AAA/Aaa	Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36	170,131
920,072	0.39	BB+/Baa2	Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36	789,496
257,000	6.45	NR/Caa1	JP Morgan Chase Commercial Mortgage Securities Corp. Pass-Through Certificates Series 2002 CIBC4, Floating Rate Note, 5/12/34	274,281
889,573	4.92	AAA/Aaa	JP Morgan Chase Commercial Mortgage Securities Corp. Pass-Through Certificates Series 2003-LN1, Floating Rate Note, 10/15/37	890,331
2,350,000	2.06	AA/Aa2	JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 10/15/25 (144A)	2,361,158
27,256		NR/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15, 5.819%, 6/12/43	27,232
29,434		NR/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC17, 5.45%, 12/12/43	29,403
1,969,506	0.32	NR/Aa2	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	1,945,596
696,105	0.40	NR/A2	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	674,950
267,733	0.42	NR/A3	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	254,242
167,333	0.55	NR/Ba1	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	157,813
3,423,897	0.31	AAA/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47	3,414,341
200,000	0.35	AA/Aa3	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47	199,311
379,380	5.90	AAA/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19, Floating Rate Note, 2/12/49	385,471
44,766	0.57	NR/Aa1	JP Morgan Chase Commercial Mortgage Securities Trust 2007-FL1, Floating Rate Note, 7/15/19 (144A)	43,569
26,596		NR/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10, 5.305%, 1/15/49	26,753
61,142	5.99	AAA/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11, Floating Rate Note, 6/15/49	62,679
418,215	2.09	AAA/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2011-FL1, Floating Rate Note, 11/15/28 (144A)	418,753
1,200,000	1.99	A-/NR	JP Morgan Chase Commercial Mortgage Series Trust 2013-FL3, Floating Rate Note, 4/15/28 (144A)	1,175,486
1,620,315	2.14	A+/Baa1	JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33	1,619,440
1,027,037	2.61	AA+/Baa2	JP Morgan Mortgage Trust 2004-A5, Floating Rate Note, 12/25/34	1,024,524
206,466	2.78	A+/NR	JP Morgan Mortgage Trust 2005-A3, Floating Rate Note, 6/25/35	206,612
316,015	2.35	BBB+/Ba1	JP Morgan Mortgage Trust 2005-A4, Floating Rate Note, 7/25/35	311,205
2,000,000	1.67	AAA/Aaa	Lanark Master Issuer Plc, Floating Rate Note, 12/22/54 (144A)	2,040,847
1,250,000	0.74	AAA/Aaa	Lanark Master Issuer Plc, Floating Rate Note, 12/22/54 (144A)	1,250,000
150,656	5.12	AAA/Aaa	LB-UBS Commercial Mortgage Trust 2003-C8, Floating Rate Note, 11/15/32	151,222
861,758		AAA/Aaa	LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31	875,987
548,353		AAA/Aaa	LB-UBS Commercial Mortgage Trust 2004-C2, 3.973%, 3/15/29	550,731
2,080,000		AAA/Aaa	LB-UBS Commercial Mortgage Trust 2004-C2, 4.367%, 3/15/36	2,116,342
276,278		AAA/Aaa	LB-UBS Commercial Mortgage Trust 2005-C3, 4.664%, 7/15/30	279,291
37,980		AAA/Aaa	LB-UBS Commercial Mortgage Trust 2007-C6, 5.845%, 7/15/40	37,884
302,939	6.32	AAA/Aaa	LB-UBS Commercial Mortgage Trust 2008-C1, Floating Rate Note, 4/15/41	318,634
2,079,407	0.31	AAA/Aaa	Lehman Brothers Floating Rate Commercial Mortgage Trust 2006-LLF C5, Floating Rate Note, 9/15/21 (144A)	2,077,565
1,183,232	0.89	AA/Aaa	Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)	1,183,232
725,000	1.09	BBB+/A1	Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)	722,956
43,625	1.04	AAA/Aaa	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A2, Floating Rate Note, 10/25/37 (144A)	43,438
1,502,718	1.14	A+/Aa1	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	1,491,846
2,211,066	1.24	A+/Aa1	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3, Floating Rate Note, 10/25/37 (144A)	2,206,644
1,313,160	0.44	A+/Aa1	Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)	1,129,318
1,580,550	0.41	A+/Aa2	Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)	1,409,849
5,317,646	0.42	A+/Aa2	Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)	4,556,691
2,419,601	0.44	A+/Aa3	Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)	2,103,119
956,757	2.27	A+/Baa2	MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33	926,443
1,000,000	1.29	A+/B1	MASTR Adjustable Rate Mortgages Trust 2004-11, Floating Rate Note, 11/25/34	886,546
1,339,644	0.35	AA-/A2	MASTR Adjustable Rate Mortgages Trust 2007-1, Floating Rate Note, 1/25/47	1,300,035
419,966	0.59	AA+/NR	MASTR Asset Securitization Trust 2003-6, Floating Rate Note, 7/25/18	412,643
954		AAA/NR	MASTR Asset Securitization Trust 2004-3, 4.75%, 1/25/14	957
822,689	0.31	AAA/Aaa	Medallion Trust Series 2007-1G, Floating Rate Note, 2/27/39	819,933
833,249	0.67	AA+/Baa1	Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000 TBC2, Floating Rate Note, 6/15/30	814,138
930,514	0.63	B+/Baa1	Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC3, Floating Rate Note, 12/15/30	890,101
2,459,317	1.28	BBB+/Baa3	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28	2,401,307
606,675	0.85	AA+/Aa3	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C, Floating Rate Note, 6/25/28	599,303
2,313,201	1.11	AA+/A1	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C, Floating Rate Note, 6/25/28	2,255,558
3,017,081	0.81	A+/Baa1	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E, Floating Rate Note, 10/25/28	2,898,755
684,886	2.18	A+/Baa3	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29	672,031
268,901	0.65	A+/A3	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A, Floating Rate Note, 4/25/29	260,050
632,179	0.96	AA+/Baa3	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B, Floating Rate Note, 5/25/29	592,166
2,625,878	0.75	AA+/Baa2	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29	2,541,230
231,042	1.41	AA+/A3	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29	225,743
830,852	2.24	AA+/Baa2	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D, Floating Rate Note, 9/25/29	812,542
3,977,830	0.52	A+/Ba2	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-E, Floating Rate Note, 11/25/29	3,772,399
1,295,864	1.01	A+/Baa2	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30	1,242,305
646,998	2.44	BBB/B1	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-2, Floating Rate Note, 10/25/35	642,174
3,369,068	0.65	AA+/Ba3	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30	3,152,259
169,701	2.54	A+/NR	Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, Floating Rate Note, 2/25/35	169,701
358,738	5.24	AAA/NR	Merrill Lynch Mortgage Trust Class A4, Floating Rate Note, 11/12/35	361,074
485,066	5.29	NR/Aaa	ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46	488,350
1,998,010		AAA/NR	Morgan Stanley Capital I Trust 2004-HQ4, 4.97%, 4/14/40	2,053,366
1,832,740	5.11	AAA/NR	Morgan Stanley Capital I Trust 2004-IQ8, Floating Rate Note, 6/15/40	1,881,492
2,081,742		NR/Aaa	Morgan Stanley Capital I Trust 2004-TOP13, 4.66%, 9/13/45	2,095,407
98,031		AAA/NR	Morgan Stanley Capital I Trust 2005-HQ6, 4.882%, 8/13/42	97,816
898,930	0.29	AA+/Aaa	Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)	890,991
1,750,000	0.32	A+/Aa1	Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)	1,730,559
3,093,597	0.46	AA+/A3	Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35	2,933,070
3,143,998	0.47	A+/Ba2	Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35	2,933,624
997,272	0.50	A/NR	Morgan Stanley Re-REMIC Trust 2010-R4, Floating Rate Note, 7/26/36 (144A)	994,096
1,674,396	0.97	AA+/Baa1	MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34	1,591,899
1,990,603	0.45	A+/Baa2	MortgageIT Trust 2005-2, Floating Rate Note, 5/25/35	1,892,686
997,788		AAA/NR	Motel 6 Trust, 1.5%, 10/5/25 (144A)	981,089
1,212,494	0.64	AA+/Aaa	NCUA Guaranteed Notes Trust 2010-R1, Floating Rate Note, 10/7/20	1,218,556
3,506,594	0.56	AA+/Aaa	NCUA Guaranteed Notes Trust 2010-R2, Floating Rate Note, 11/6/17	3,506,033
1,059,626	0.75	NR/Aaa	NCUA Guaranteed Notes Trust 2010-R3, Floating Rate Note, 12/8/20	1,063,546
325,792	0.75	NR/Aaa	NCUA Guaranteed Notes Trust 2010-R3, Floating Rate Note, 12/8/20	327,829
1,756,119	0.72	NR/Aaa	NCUA Guaranteed Notes Trust 2011-C1, Floating Rate Note, 3/9/21	1,760,567
1,351,987	0.59	AA+/Aaa	NCUA Guaranteed Notes Trust 2011-R3, Floating Rate Note, 3/11/20	1,356,212
505,088	0.57	AA+/NR	NCUA Guaranteed Notes Trust 2011-R5, Floating Rate Note, 4/6/20	506,194
230,460	2.66	AAA/Aaa	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AR4, Floating Rate Note, 12/25/34	231,623
152,420		BBB/B2	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-WF1, 4.786%, 3/25/35	151,698
2,832,503	1.39	AAA/Aaa	NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)	2,823,691
1,000,000	4.44	BBB/Baa3	NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)	999,925
572,757	0.44	BB+/B2	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-5, Floating Rate Note, 12/25/35	563,014
553,439	0.45	AA+/A1	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates Series 20, Floating Rate Note, 7/25/35	550,663
1,375,819		NR/Baa3	ORES NPL LLC, 4.0%, 9/25/44 (144A)	1,374,860
500,000	1.68	AAA/Aaa	Permanent Master Issuer Plc, Floating Rate Note, 7/15/42 (144A)	502,930
2,500,000	1.78	AAA/Aaa	Permanent Master Issuer Plc, Floating Rate Note, 7/15/42 (144A)	2,508,944
631,000	1.88	AAA/Aaa	Permanent Master Issuer Plc, Floating Rate Note, 7/15/42 (144A)	647,361
187,493	0.74	NR/Baa3	RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17	178,060
164,369	0.69	BB-/Ba1	RALI Series 2003-QS11 Trust, Floating Rate Note, 6/25/33	153,791
1,144,412	0.64	BB/NR	RALI Series 2003-QS22 Trust, Floating Rate Note, 12/26/33	1,041,307
1,912,883	0.64	AA+/NR	RALI Series 2003-QS5 Trust, Floating Rate Note, 3/25/18	1,868,016
192,477		BBB+/Ba1	RALI Series 2004-QS1 Trust, 4.25%, 1/25/34	192,803
198,100	0.74	BBB+/Ba1	RALI Series 2004-QS1 Trust, Floating Rate Note, 1/25/34	194,829
76,225		NR/B3	RALI Series 2004-QS16 Trust, 5.5%, 12/25/34	78,341
463,299		BB+/Ba3	RALI Series 2004-QS5 Trust, 4.75%, 4/25/34	479,986
377,397	0.79	BB+/Ba3	RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34	362,213
1,385,296	1.59	B-/Ba3	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)	1,219,345
156,418	0.59	BBB+/NR	Residential Asset Securitization Trust 2003-A2, Floating Rate Note, 5/25/33	141,072
2,100,000	0.00	NR/NR	Resimac MBS Trust, Floating Rate Note, 3/7/14	2,100,437
1,750,000	0.47	NR/NR	Resimac MBS Trust, Floating Rate Note, 6/7/14	1,750,000
2,456,324		NR/Baa3	RREF 2013 LT2 LLC, 2.833%, 5/22/28 (144A)	2,448,707
208,978		NR/Baa3	S2 Hospitality LLC, 4.5%, 4/15/25 (144A)	208,733
1,252,547	2.67	BBB+/B2	SASCO Mortgage Pass-Through Certificates Series 2004-S4, Floating Rate Note, 12/25/34	1,264,572
224,057	0.95	AA+/A3	Sequoia Mortgage Trust 10, Floating Rate Note, 10/20/27	218,023
693,072	1.11	AA+/Baa3	Sequoia Mortgage Trust 2003-2, Floating Rate Note, 6/20/33	668,938
281,460	0.81	AA+/Baa3	Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33	275,492
486,990	0.51	A+/Baa3	Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34	474,483
1,146,362	0.46	A/Baa1	Sequoia Mortgage Trust 2004-12, Floating Rate Note, 1/20/35	1,034,781
161,857	0.70	AA/A3	Sequoia Mortgage Trust 2004-12, Floating Rate Note, 1/20/35	149,386
284,936	1.87	AA+/Baa3	Sequoia Mortgage Trust 2004-7, Floating Rate Note, 8/20/34	283,237
4,170,748	0.42	AA+/Baa3	Sequoia Mortgage Trust 2005-1, Floating Rate Note, 2/20/35	3,967,741
483,153	0.41	BBB+/Ba3	Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35	442,690
266,045	0.91	AA+/A2	Sequoia Mortgage Trust 4, Floating Rate Note, 11/22/24	261,821
71,111	0.32	AAA/Aaa	Series 2007-1G WST Trust, Floating Rate Note, 5/21/38 (144A)	70,805
262,642		NR/Baa3	SMA Issuer I LLC, 3.5%, 8/20/25 (144A)	263,809
178,367	0.39	AAA/Aaa	SMHL Global Fund 2007-1, Floating Rate Note, 6/12/40	177,206
843,824	1.57	AAA/NR	Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/25/59 (144A)	847,906
683,925	2.98	BB+/Ba2	Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34	658,378
582,615	5.30	BBB+/Ba2	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34	574,843
542,171	2.50	A+/A3	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 3/25/34	536,127
100,191	0.59	AAA/A3	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 6/25/35	97,676
999,437	0.89	AA+/A3	Structured Asset Mortgage Investments II Trust 2004-AR1, Floating Rate Note, 3/19/34	958,052
1,293,013	0.85	AA+/Baa1	Structured Asset Mortgage Investments II Trust 2004-AR5, Floating Rate Note, 10/19/34	1,267,904
2,549,101	1.09	AA+/Baa2	Structured Asset Mortgage Investments Trust 2002-AR5, Floating Rate Note, 5/19/33	2,389,596
353,924	2.70	A+/Baa3	Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33	352,802
682,855	1.13	AA/NR	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 1998-8, Floating Rate Note, 8/25/28	672,530
432,505	2.62	AA+/Baa1	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-22A, Floating Rate Note, 6/25/33	426,711
1,221,598	2.57	A+/Ba2	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33	1,184,097
254,979	0.69	A+/Baa3	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-35, Floating Rate Note, 12/25/33	245,378
601,067	0.84	NR/NR	Structured Asset Securities Corp. Reverse Mortgage Loan Trust 2002-RM1, Floating Rate Note, 10/25/37 (144A)	593,554
421,761	0.49	BB+/Ba3	Structured Asset Securities Corp. Trust 2005-14, Floating Rate Note, 7/25/35	376,781
374,920	1.80	AA+/Baa3	Thornburg Mortgage Securities Trust Class II2A, Floating Rate Note, 3/25/44	368,863
185,914	0.77	BB+/Aaa	UBS Commercial Mortgage Trust 2007-FL1, Floating Rate Note, 7/15/24 (144A)	185,570
2,343,943		NR/NR	Vericrest Opportunity Loan Transferee, 2.487%, 2/26/52 (144A)	2,348,350
1,141,574	2.73	NR/NR	Vericrest Opportunity Loan Transferee, Floating Rate Note, 11/25/60 (144A)	1,149,166
1,374,838		NR/NR	VOLT XV LLC, 3.222%, 5/27/53 (Step) (144A)	1,330,156
78,877		AAA/Aaa	Wachovia Bank Commercial Mortgage Trust Series 2005-C18, 4.79%, 4/15/42	78,923
13,234	5.09	AAA/Aaa	Wachovia Bank Commercial Mortgage Trust Series 2005-C20, Floating Rate Note, 7/15/42	13,308
1,852,718	0.27	A+/Aaa	Wachovia Bank Commercial Mortgage Trust Series 2007-WHALE 8, Floating Rate Note, 6/15/20 (144A)	1,836,783
252,669	2.44	A+/A3	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/33	251,520
650,657	2.44	BBB+/NR	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/35	651,902
1,203,805	2.48	B/NR	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 12/25/35	1,079,122
567,292	2.47	A+/Ba2	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 2/25/33	553,239
148,881	0.59	NR/A2	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 3/25/34	147,244
72,557	5.00	NR/Ba2	Wells Fargo Mortgage Backed Securities 2005-AR6 Trust, Floating Rate Note, 4/25/35	72,993
1,591,761	4.94	BBB+/Ba3	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 8/25/34	1,615,395
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $442,055,311)	$442,663,394

			CORPORATE BONDS - 19.9%
			Energy - 0.2%
			Integrated Oil & Gas - 0.2%
3,355,000	0.66	AA-/Aa1	Total Capital Canada, Ltd., Floating Rate Note, 1/15/16	$3,373,620
			Total Energy	$3,373,620
			Materials - 0.1%
			Diversified Chemicals - 0.0%†
990,000		A/A2	EI du Pont de Nemours & Co., 5.0%, 7/15/13	$991,477
			Diversified Metals & Mining - 0.1%
1,130,000	1.11	A-/A3	Rio Tinto Finance USA Plc, Floating Rate Note, 6/17/16	$1,129,662
			Total Materials	$2,121,139
			Capital Goods - 0.1%
			Aerospace & Defense - 0.1%
570,000	0.54	A/A2	United Technologies Corp., Floating Rate Note, 12/2/13	$570,613
			Trading Companies & Distributors - 0.1%
1,300,000	1.43	BBB/Baa2	Glencore Funding LLC, Floating Rate Note, 5/27/16 (144A)	$1,265,841
			Total Capital Goods	$1,836,454
			Transportation - 0.1%
			Railroads - 0.1%
1,500,000		BBB/Baa2	CSX Corp., 5.3%, 2/15/14	$1,541,500
			Total Transportation	$1,541,500
			Automobiles & Components - 0.4%
			Auto Parts & Equipment - 0.1%
2,342,000	0.68	BBB+/Baa1	Johnson Controls, Inc., Floating Rate Note, 2/4/14	$2,344,846
			Automobile Manufacturers - 0.3%
300,000	1.06	A-/A3	Daimler Finance North America LLC, Floating Rate Note, 4/10/14 (144A)	$301,046
300,000	1.61	A-/A3	Daimler Finance North America LLC, Floating Rate Note, 7/11/13 (144A)	299,982
790,000		A-/A3	Volkswagen International Finance NV, 1.625%, 8/12/13 (144A)	790,940
1,500,000		A-/A3	Volkswagen International Finance NV, 1.875%, 4/1/14 (144A)	1,514,674
1,000,000	0.87	A-/A3	Volkswagen International Finance NV, Floating Rate Note, 11/20/14 (144A)	1,003,756
300,000	1.02	A-/A3	Volkswagen International Finance NV, Floating Rate Note, 3/21/14 (144A)	300,798
				$4,211,196
			Total Automobiles & Components	$6,556,042
			Consumer Services - 0.1%
			Education Services - 0.1%
1,500,000		AA/Aa1	Cornell University, 4.35%, 2/1/14	$1,534,378
			Total Consumer Services	$1,534,378
			Media - 0.1%
			Broadcasting - 0.1%
1,767,000	0.82	A-/A3	NBCUniversal Enterprise, Inc., Floating Rate Note, 4/15/16 (144A)	$1,772,243
			Total Media	$1,772,243
			Food & Staples Retailing - 0.1%
			Drug Retail - 0.1%
1,000,000		BBB/Baa1	Walgreen Co., 4.875%, 8/1/13	$1,003,248
			Total Food & Staples Retailing	$1,003,248
			Food, Beverage & Tobacco - 0.6%
			Brewers - 0.1%
1,500,000	0.83	A/A3	Anheuser-Busch InBev Worldwide, Inc., Floating Rate Note, 1/27/14	$1,504,442
			Soft Drinks - 0.1%
860,000	0.48	A-/A1	PepsiCo, Inc., Floating Rate Note, 2/26/16	$861,354
850,000	0.25	AA-/Aa3	The Coca-Cola Co., Floating Rate Note, 3/5/15	850,008
				$1,711,362
			Packaged Foods & Meats - 0.3%
1,500,000	0.57	BBB+/A2	Campbell Soup Co., Floating Rate Note, 8/1/14	$1,500,526
3,000,000		BBB+/A3	General Mills, Inc., 5.25%, 8/15/13	3,016,536
				$4,517,062
			Tobacco - 0.1%
1,500,000	0.32	A/A2	Philip Morris International, Inc., Floating Rate Note, 2/26/15	$1,499,301
			Total Food, Beverage & Tobacco	$9,232,167
			Health Care Equipment & Services - 0.1%
			Health Care Equipment - 0.1%
895,000	0.45	A/A3	Baxter International, Inc., Floating Rate Note, 12/11/14	$894,737
500,000		A/Baa1	St. Jude Medical, Inc., 2.2%, 9/15/13	501,612
				$1,396,349
			Total Health Care Equipment & Services	$1,396,349
			Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
			Life Sciences Tools & Services - 0.2%
2,950,000		BBB+/Baa2	Agilent Technologies, Inc., 2.5%, 7/15/13	$2,951,829
			Total Pharmaceuticals, Biotechnology & Life Sciences	$2,951,829
			Banks - 4.4%
			Diversified Banks - 2.3%
250,000	2.28	A/Aa3	Banco Santander Chile, Floating Rate Note, 2/14/14 (144A)	$251,358
250,000	1.32	A+/Aa2	Bank of Nova Scotia, Floating Rate Note, 1/12/15	252,864
1,575,000	0.75	AA-/Aa2	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, Floating Rate Note, 3/18/16	1,577,567
400,000	0.48	AA-/Aa2	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, Floating Rate Note, 7/25/13	400,044
4,619,000	1.08	AA-/Aa3	HSBC Bank plc, Floating Rate Note, 1/17/14 (144A)	4,638,266
1,400,000	0.93	AA-/Aa3	HSBC Bank plc, Floating Rate Note, 8/12/13 (144A)	1,401,023
1,700,000	1.18	AA-/Aa3	Nordea Bank AB, Floating Rate Note, 1/14/14 (144A)	1,707,937
2,500,000	0.74	AA-/Aa3	Nordea Bank AB, Floating Rate Note, 5/13/16 (144A)	2,503,555
2,700,000	0.98	AA-/Aa3	Royal Bank of Canada, Floating Rate Note, 10/30/14	2,722,456
2,000,000	0.58	AA-/Aa3	Royal Bank of Canada, Floating Rate Note, 4/17/14	2,003,636
1,275,000	0.72	AA-/Aa3	Svenska Handelsbanken AB, Floating Rate Note, 3/21/16	1,275,017
1,500,000	0.72	AA-/Aa1	The Toronto-Dominion Bank, Floating Rate Note, 11/1/13	1,502,426
1,000,000	0.45	AA-/Aa1	The Toronto-Dominion Bank, Floating Rate Note, 5/1/15	1,000,187
1,200,000	0.58	AA-/Aa1	The Toronto-Dominion Bank, Floating Rate Note, 7/14/14	1,202,533
2,300,000		A+/A1	US Bancorp, 1.375%, 9/13/13	2,302,765
1,983,000	0.62	A/A3	Wachovia Corp., Floating Rate Note, 10/28/15	1,959,880
100,000	0.46	A+/A2	Wachovia Corp., Floating Rate Note, 8/1/13	100,031
1,040,000		A/A3	Wells Fargo & Co., 4.95%, 10/16/13	1,052,572
2,503,000	0.48	A+/A2	Wells Fargo & Co., Floating Rate Note, 10/28/15	2,491,541
1,500,000	1.20	A+/A2	Wells Fargo & Co., Floating Rate Note, 6/26/15	1,516,611
1,935,000	1.01	AA-/Aa2	Westpac Banking Corp., Floating Rate Note, 12/9/13	1,940,964
1,000,000	0.50	AA-/Aa2	Westpac Banking Corp., Floating Rate Note, 6/27/14	999,966
500,000	1.08	NR/Aaa	Westpac Banking Corp., Floating Rate Note, 7/17/15 (144A)	505,606
				$35,308,805
			Regional Banks - 1.9%
2,350,000		A-/A2	BB&T Corp., 3.375%, 9/25/13	$2,365,442
2,863,000	0.98	A-/A2	BB&T Corp., Floating Rate Note, 4/28/14	2,873,994
1,000,000	0.59	A-/A2	Branch Banking & Trust Co., Floating Rate Note, 9/13/16	989,379
1,900,000	0.72	BBB+/A3	Capital One NA, Floating Rate Note, 3/22/16	1,887,293
1,000,000	0.69	BBB-/Baa2	Fifth Third Bancorp, Floating Rate Note, 12/20/16	981,456
2,600,000	0.68	BBB+/A3	Fifth Third Bank Cincinnati Ohio, Floating Rate Note, 2/26/16	2,592,395
1,000,000	0.43	A+/Aa3	Mellon Funding Corp., Floating Rate Note, 5/15/14	1,000,671
2,100,000	0.62	A-/A3	National City Bank Cleveland Ohio, Floating Rate Note, 12/15/16	2,085,814
2,250,000	0.59	A/A2	PNC Bank NA, Floating Rate Note, 1/28/16	2,242,600
1,150,000	0.60	A/A2	PNC Bank NA, Floating Rate Note, 4/29/16	1,143,592
1,000,000		A-/A3	PNC Funding Corp., 5.4%, 6/10/14	1,043,320
2,294,000	0.48	A-/A3	PNC Funding Corp., Floating Rate Note, 1/31/14	2,293,920
1,350,000	0.47	A+/Aa3	State Street Bank and Trust Co., Floating Rate Note, 12/8/15	1,345,510
1,500,000	4.49	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49 (Perpetual)	1,491,750
3,355,000	0.56	A+/A1	US Bank NA Cincinnati Ohio, Floating Rate Note, 10/14/14	3,360,995
975,000	0.48	A+/A1	Wells Fargo Bank NA, Floating Rate Note, 5/16/16	958,444
				$28,656,575
			Thrifts & Mortgage Finance - 0.2%
2,502,000		BBB/Baa2	Santander Holdings USA, Inc. Pennsylvania, 3.0%, 9/24/15	2,565,381
1,220,000	0.73	AAA/Aaa	Swedbank Hypotek AB, Floating Rate Note, 3/28/14 (144A)	1,223,708
				$3,789,089
			Total Banks	$67,754,469
			Diversified Financials - 6.6%
			Other Diversified Financial Services - 2.1%
6,000,000	1.09	A-/Baa2	Bank of America Corp., Floating Rate Note, 3/22/16	$5,982,444
2,880,000	0.60	A-/Baa2	Bank of America Corp., Floating Rate Note, 9/15/14	2,866,651
1,459,000		A-/Baa2	Citigroup, Inc., 6.0%, 12/13/13	1,492,893
655,000	1.73	A-/Baa2	Citigroup, Inc., Floating Rate Note, 1/13/14	658,729
1,995,000	0.55	A-/Baa2	Citigroup, Inc., Floating Rate Note, 11/5/14	1,981,047
1,325,000	1.07	A-/Baa2	Citigroup, Inc., Floating Rate Note, 4/1/16	1,328,244
2,942,000	2.28	A-/Baa2	Citigroup, Inc., Floating Rate Note, 8/13/13	2,948,319
822,000	1.13	AA+/A1	General Electric Capital Corp., Floating Rate Note, 1/7/14	825,191
2,300,000	0.88	AA+/A1	General Electric Capital Corp., Floating Rate Note, 1/8/16	2,313,768
200,000	0.98	AA+/A1	General Electric Capital Corp., Floating Rate Note, 4/24/14	201,091
1,967,000	0.91	AA+/A1	General Electric Capital Corp., Floating Rate Note, 4/7/14	1,975,672
500,000	1.31	AA+/A1	General Electric Capital Corp., Floating Rate Note, 7/2/15	507,644
500,000	1.38	AA+/A1	General Electric Capital Corp., Floating Rate Note, 8/1/17	494,628
1,645,000	1.27	AA+/A1	General Electric Capital Corp., Floating Rate Note, 9/23/13	1,648,986
2,630,000	1.08	A/A2	JPMorgan Chase & Co., Floating Rate Note, 1/24/14	2,640,186
2,000,000	0.94	A/A2	JPMorgan Chase & Co., Floating Rate Note, 10/15/15	2,005,008
1,800,000	0.89	A/A2	JPMorgan Chase & Co., Floating Rate Note, 2/26/16	1,796,283
1,000,000	1.02	A/A2	JPMorgan Chase & Co., Floating Rate Note, 5/2/14	1,005,143
				$32,671,927
			Specialized Finance - 0.4%
2,790,000	0.36	A/A2	National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 2/18/14	$2,788,998
1,550,000	0.53	A/A2	National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 4/4/14	1,551,880
970,000	0.38	A/A2	National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 8/9/13	970,113
1,500,000		NR/Aaa	Private Export Funding Corp., 4.974%, 8/15/13	1,508,856
				$6,819,847
			Consumer Finance - 2.2%
2,920,000		BBB+/A3	American Express Co., 4.875%, 7/15/13	$2,924,380
1,730,000		A-/A2	American Express Credit Corp., 7.3%, 8/20/13	1,745,797
3,525,000	1.12	A-/A2	American Express Credit Corp., Floating Rate Note, 6/24/14	3,545,364
1,300,000	0.38	A+/A1	American Honda Finance Corp., Floating Rate Note, 11/13/14 (144A)	1,299,464
1,500,000	0.41	A+/A1	American Honda Finance Corp., Floating Rate Note, 4/8/14 (144A)	1,501,226
825,000	0.65	A+/A1	American Honda Finance Corp., Floating Rate Note, 5/26/16 (144A)	823,694
1,275,000	0.73	A+/A1	American Honda Finance Corp., Floating Rate Note, 5/8/14 (144A)	1,278,908
1,500,000	0.67	A+/A1	American Honda Finance Corp., Floating Rate Note, 6/18/14 (144A)	1,504,227
550,000	0.87	A+/A1	American Honda Finance Corp., Floating Rate Note, 8/5/13 (144A)	550,404
3,244,000	1.43	BBB/Baa1	Capital One Financial Corp., Floating Rate Note, 7/15/14	3,271,347
1,500,000	0.51	A/A2	Caterpillar Financial Services Corp., Floating Rate Note, 2/26/16	1,498,854
2,000,000	0.63	A/A2	Caterpillar Financial Services Corp., Floating Rate Note, 2/9/15	2,009,606
897,000	0.43	A/A2	John Deere Capital Corp., Floating Rate Note, 4/25/14	898,119
2,000,000	0.40	A+/A1	PACCAR Financial Corp., Floating Rate Note, 5/5/15	1,998,900
250,000	0.52	A+/A1	PACCAR Financial Corp., Floating Rate Note, 6/5/14	250,548
554,000		AA-/Aa3	Toyota Motor Credit Corp., 1.25%, 11/17/14	559,734
1,000,000	0.68	AA-/Aa3	Toyota Motor Credit Corp., Floating Rate Note, 1/17/14	1,002,019
1,290,000	0.45	AA-/Aa3	Toyota Motor Credit Corp., Floating Rate Note, 1/23/15	1,290,418
3,290,000	0.73	AA-/Aa3	Toyota Motor Credit Corp., Floating Rate Note, 10/11/13	3,293,695
2,000,000	0.27	NR/NR	Toyota Motor Credit Corp., Floating Rate Note, 4/7/14	2,000,238
1,000,000	0.56	AA-/Aa3	Toyota Motor Credit Corp., Floating Rate Note, 5/17/16	998,288
				$34,245,230
			Asset Management & Custody Banks - 0.7%
2,000,000		A+/A1	State Street Corp., 4.3%, 5/30/14	$2,070,694
3,100,000	0.62	A+/A1	State Street Corp., Floating Rate Note, 3/7/14	3,105,437
1,300,000	0.55	A+/Aa3	The Bank of New York Mellon Corp., Floating Rate Note, 1/31/14	1,301,821
1,468,000	0.51	A+/Aa3	The Bank of New York Mellon Corp., Floating Rate Note, 10/23/15	1,466,351
1,000,000	0.51	A+/Aa3	The Bank of New York Mellon Corp., Floating Rate Note, 3/4/16	999,216
2,000,000	0.55	A+/Aa3	The Bank of New York Mellon Corp., Floating Rate Note, 7/28/14	2,002,952
				$10,946,471
			Investment Banking & Brokerage - 1.2%
3,620,000	1.88	A-/Baa1	Morgan Stanley, Floating Rate Note, 1/24/14	$3,641,152
4,350,000	1.52	A-/Baa1	Morgan Stanley, Floating Rate Note, 2/25/16	4,337,733
400,000	1.00	A/A2	The Bear Stearns Companies LLC, Floating Rate Note, 10/28/14	401,163
1,465,000	0.66	A/A2	The Bear Stearns Companies LLC, Floating Rate Note, 11/21/16	1,443,084
1,000,000	1.27	A-/A3	The Goldman Sachs Group, Inc., Floating Rate Note, 11/21/14	1,005,543
2,974,000	1.27	A-/A3	The Goldman Sachs Group, Inc., Floating Rate Note, 2/7/14	2,981,753
3,000,000	0.72	A-/A3	The Goldman Sachs Group, Inc., Floating Rate Note, 3/22/16	2,956,032
2,000,000	0.88	A-/A3	The Goldman Sachs Group, Inc., Floating Rate Note, 9/29/14	1,996,312
				$18,762,772
			Total Diversified Financials	$103,446,247
			Insurance - 5.1%
			Life & Health Insurance - 0.5%
1,500,000	0.45	BBB+/A3	Hartford Life Global Funding Trusts, Floating Rate Note, 6/16/14	$1,499,064
1,205,000	0.65	AA-/Aa3	MetLife Institutional Funding II, Floating Rate Note, 1/6/15 (144A)	1,207,180
600,000	1.52	A-/A3	MetLife, Inc., Floating Rate Note, 8/6/13	600,662
2,530,000	0.64	A+/Aa3	Principal Life Global Funding II, Floating Rate Note, 5/27/16 (144A)	2,521,284
2,000,000	0.53	BBB/Baa1	Sun Life Financial Global Funding III LP, Floating Rate Note, 10/6/13 (144A)	1,999,546
				$7,827,736
			Multi-line Insurance - 0.5%
700,000		BBB-/Baa2	Liberty Mutual Group, Inc., 5.75%, 3/15/14 (144A)	$719,489
1,675,000		AA-/Aa3	Metropolitan Life Global Funding I, 2.0%, 1/10/14 (144A)	1,688,700
2,350,000	1.03	AA-/Aa3	Metropolitan Life Global Funding I, Floating Rate Note, 1/10/14 (144A)	2,358,305
1,000,000		AA+/Aaa	New York Life Global Funding, 0.75%, 7/24/15 (144A)	1,002,201
1,300,000	0.28	AA+/Aaa	New York Life Global Funding, Floating Rate Note, 7/30/14 (144A)	1,300,304
				$7,068,999

			Reinsurance - 4.1%
500,000	4.25	BB+/NR	Armor Re, Ltd., Floating Rate Note, 5/14/14 (Cat Bond) (144A)	$495,150
1,000,000	8.15	BB-/NR	Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)	1,010,600
2,125,000	4.37	BB+/NR	Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)	2,113,100
600,000	6.12	BB+/NR	Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)	621,060
945,000	10.87	BB-/NR	Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)	1,005,764
750,000	2.50	BB+/NR	Bosphorus 1 Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)	746,025
2,500,000	5.25	BB-/NR	Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)	2,469,250
1,300,000	6.85	NR/NR	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	1,292,460
500,000	4.50	NR/Baa1	Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)	515,500
1,500,000	10.00	NR/Ba2	Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)	1,622,850
250,000	9.00	BB-/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	256,300
1,000,000	10.25	BB-/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	1,030,400
250,000	11.25	B+/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	257,725
250,000	9.00	BB/NR	East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)	268,275
2,100,000	6.65	BB/NR	East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)	2,169,510
1,350,000	5.75	BB+/NR	East Lane Re, Ltd., Floating Rate Note, 3/14/14 (Cat Bond) (144A)	1,358,505
1,320,000	6.60	BB-/NR	Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/4/14 (Cat Bond) (144A)	1,348,776
525,000	5.00	BB+/NR	Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/7/15 (Cat Bond) (144A)	544,110
500,000	17.75	B+/NR	Everglades Re, Ltd., Floating Rate Note, 4/30/14 (Cat Bond) (144A)	527,050
1,550,000	5.00	BB+/NR	Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond)	1,585,030
2,000,000	5.75	BB/NR	Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)	1,994,200
750,000	3.75	BB+/NR	Golden State Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	764,325
300,000	8.35	BB-/NR	Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)	310,650
2,250,000	0.00	BB+/NR	Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)	2,248,875
1,000,000	5.25	BB+/NR	Kibou, Ltd., Floating Rate Note, 2/16/15 (Cat Bond) (144A)	1,039,800
250,000	6.00	BB/NR	Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)	249,725
2,300,000	7.25	BB/NR	Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)	2,300,460
2,000,000	4.00	BB/NR	Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)	1,991,600
750,000	6.00	BB+/NR	Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)	780,825
1,000,000	9.00	BB/NR	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	1,041,600
500,000	12.00	B/NR	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	530,200
1,500,000	8.71	B+/NR	Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)	1,534,350
500,000	11.94	B-/NR	Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)	484,800
1,500,000	8.29	NR/NR	Mythen Re, Ltd. Series 2013-1 Class B, Floating Rate Note, 7/9/15 (Cat Bond) (144A)	1,500,000
500,000	8.61	NR/Ba3	Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)	527,800
1,000,000	8.11	NR/Ba3	Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)	1,071,000
500,000	7.50	BB-/NR	Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)	502,850
500,000	7.50	BB-/NR	Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	507,850
250,000	8.50	B+/NR	Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	257,650
250,000	10.35	B/NR	Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	259,525
800,000	8.60	B/NR	Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)	811,760
1,750,000	9.00	BB-/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)	1,798,475
1,450,000	8.75	B+/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)	1,506,695
2,250,000	4.50	BB+/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	2,277,450
750,000	5.75	BB/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	772,950
1,150,000	10.00	BB-/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	1,238,550
750,000	8.00	BB/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	820,650
1,100,000	0.00	B-/NR	Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	1,089,550
2,500,000	3.50	BB+/NR	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	2,473,750
1,000,000	4.00	BB/NR	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	989,500
2,000,000	7.00	BB/NR	Shore Re, Ltd., Floating Rate Note, 7/8/13 (Cat Bond) (144A)	1,999,600
1,150,000	9.41	B/NR	Successor X, Ltd. Class IV-E3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)	1,152,530
1,500,000	8.50	B+/NR	Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)	1,529,100
400,000	3.10	BBB-/NR	Vita Capital IV, Ltd., Floating Rate Note, 1/15/16 (Cat Bond) (144A)	406,320
1,500,000	2.90	BBB-/NR	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	1,533,450
500,000	3.60	BB+/NR	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	509,300
1,000,000	2.75	BBB+/NR	Vitality Re IV, Ltd., Floating Rate Note, 1/9/16 (Cat Bond) (144A)	1,011,800
1,000,000	4.53	BBB+/NR	Vitality Re, Ltd., Floating Rate Note, 1/7/14 (Cat Bond) (144A)	1,013,900
				$64,070,855
			Total Insurance	$78,967,590
			Technology Hardware & Equipment - 0.2%
			Computer Hardware - 0.1%
1,500,000	0.32	AA+/Aa1	Apple, Inc., Floating Rate Note, 5/3/16	$1,498,726
			Office Electronics - 0.1%
1,050,000	1.67	BBB-/Baa2	Xerox Corp., Floating Rate Note, 9/13/13	$1,051,648
			Total Technology Hardware & Equipment	$2,550,374
			Telecommunication Services - 0.5%
			Integrated Telecommunication Services - 0.4%
4,130,000	1.40	BBB/Baa2	British Telecommunications Plc, Floating Rate Note, 12/20/13	$4,150,468
1,000,000		BBB+/Baa1	Deutsche Telekom International Finance BV, 5.25%, 7/22/13	1,002,356
482,000		BBB+/Baa1	Deutsche Telekom International Finance BV, 5.875%, 8/20/13	485,298
1,000,000		NR/Ba2	GTP Towers Issuer LLC, 8.112%, 2/15/15 (144A)	1,037,308
500,000		BBB-/Baa3	Telecom Italia Capital SA, 5.25%, 11/15/13	506,266
				$7,181,696
			Wireless Telecommunication Services - 0.1%
1,150,000	0.66	A-/A3	Vodafone Group Plc, Floating Rate Note, 2/19/16	$1,150,779
			Total Telecommunication Services	$8,332,475
			Utilities - 0.9%
			Electric Utilities - 0.5%
1,090,000	0.59	A/A3	Georgia Power Co., Floating Rate Note, 3/15/16	$1,090,596
4,762,000	1.02	BBB+/Baa2	Northeast Utilities, Floating Rate Note, 9/20/13	4,768,610
1,400,000		A-/A2	NSTAR Electric Co., 4.875%, 4/15/14	1,447,523
				$7,306,729
			Multi-Utilities - 0.4%
5,163,000		A-/Baa2	Dominion Resources, Inc. Virginia, 1.8%, 3/15/14	$5,198,005
1,495,000	1.03	BBB+/Baa1	Sempra Energy, Floating Rate Note, 3/15/14	1,499,913
				$6,697,918
			Total Utilities	$14,004,647
			TOTAL CORPORATE BONDS
			(Cost $307,961,340)	$308,374,771

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.0%
5,773		AAA/Aaa	Fannie Mae, 6.5%, 1/1/15	$5,924
11,462		AAA/Aaa	Fannie Mae, 7.0%, 10/1/17	12,262
28,916	2.65	AAA/Aaa	Fannie Mae, Floating Rate Note, 1/1/48	30,777
29,214	2.54	AAA/Aaa	Fannie Mae, Floating Rate Note, 10/1/32	31,271
16,383	2.15	AAA/Aaa	Fannie Mae, Floating Rate Note, 11/1/23	16,960
32,701	2.42	AAA/Aaa	Fannie Mae, Floating Rate Note, 2/1/34	33,311
5,474	2.82	AAA/Aaa	Fannie Mae, Floating Rate Note, 4/1/15	5,490
26,390	2.31	AAA/Aaa	Fannie Mae, Floating Rate Note, 9/1/32	28,005
500,000		AA+/Aaa	Federal Farm Credit Banks, 0.875%, 6/14/16	500,018
100,000	0.23	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 10/15/13	100,049
3,500,000	0.17	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 10/23/14	3,502,740
5,000,000	0.10	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 2/10/14	5,000,095
6,000,000	0.42	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 3/17/14	6,011,958
570,000	0.31	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 3/27/14	570,985
2,000,000	0.40	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 3/6/14	2,003,576
1,000,000	0.23	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 4/25/14	1,001,237
4,000,000	0.25	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 5/21/14	4,003,472
4,500,000	0.37	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 5/29/14	4,511,763
2,430,000	0.23	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 7/16/14	2,431,434
5,000,000	0.21	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 7/29/13	5,000,325
7,530,000	0.21	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 8/6/13	7,530,836
3,000,000	0.18	AA+/Aaa	Federal Home Loan Banks, Floating Rate Note, 1/15/14	3,002,217
3,600,000	0.19	AA+/Aaa	Federal Home Loan Banks, Floating Rate Note, 1/2/14	3,602,059
1,000,000	0.15	AA+/Aaa	Federal Home Loan Banks, Floating Rate Note, 11/15/13	1,000,404
4,570,000	0.16	AA+/Aaa	Federal Home Loan Banks, Floating Rate Note, 12/20/13	4,572,468
6,150,000	0.22	AA+/Aaa	Federal Home Loan Banks, Floating Rate Note, 2/28/14	6,156,826
1,250,000	0.19	AA+/Aaa	Federal Home Loan Banks, Floating Rate Note, 3/11/14	1,251,184
5,515,000	0.22	AA+/Aaa	Federal Home Loan Banks, Floating Rate Note, 7/22/13	5,515,287
3,675,000	0.22	AA+/Aaa	Federal Home Loan Banks, Floating Rate Note, 8/1/13	3,675,548
7,000,000	0.14	AA+/Aaa	Federal Home Loan Banks, Floating Rate Note, 8/22/13	7,000,854
485,000	0.33	AA+/Aaa	Federal Home Loan Banks, Floating Rate Note, 9/16/13	485,272
3,351		AAA/Aaa	Federal Home Loan Mortgage Corp., 7.0%, 6/1/14	3,410
12,688	2.36	AAA/Aaa	Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/23	13,524
15,303	2.86	AAA/Aaa	Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/33	16,340
6,240,000	0.37	AA+/Aaa	Federal Home Loan Mortgage Corp., Floating Rate Note, 11/18/13	6,247,719
8,682	3.78	AAA/Aaa	Federal Home Loan Mortgage Corp., Floating Rate Note, 6/1/35	9,230
2,020,000	0.28	AA+/Aaa	Federal Home Loan Mortgage Corp., Floating Rate Note, 8/12/13	2,020,547
7,015,000	0.33	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 10/25/13	7,021,384
16,793,000	0.27	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 3/4/14	16,806,395
6,700,000	0.36	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 6/23/14	6,713,092
6,160,000	0.38	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 8/9/13	6,161,793
16,566	1.62	AAA/Aaa	Government National Mortgage Association II, Floating Rate Note, 1/20/22	17,293
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $123,593,266)	$123,625,334

			MUNICIPAL BONDS - 3.4%
			Municipal Development - 0.4%
7,115,000	0.05	AA/Aa1	Mississippi Business Finance Corp., Floating Rate Note, 11/1/35	$7,115,000

			Higher Municipal Education - 1.8%
3,335,000	0.05	AAA/Aaa	Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/33	$3,335,000
1,760,000	0.04	AAA/Aaa	Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/36	1,760,000
10,955,000	0.04	AA/Aa2	Maryland Health & Higher Educational Facilities Authority, Floating Rate Note, 7/1/36	10,955,000
3,710,000	0.04	AAA/Aaa	Massachusetts Health & Educational Facilities Authority, Floating Rate Note, 11/1/49	3,710,000
1,060,000		AA+/Aaa	Texas A&M University, 5.25%, 5/15/14	1,062,480
250,000	0.77	AA/Aa1	University of California, Floating Rate Note, 7/1/41	250,355
6,470,000	0.04	AAA/Aaa	University of Michigan, Floating Rate Note, 12/1/29	6,470,000
				$27,542,835
			Municipal Medical - 1.0%
5,610,000	0.05	AA/NR	Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41	$5,610,000
3,175,000	0.05	AA/NR	Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41	3,175,000
7,000,000	0.04	AAA/Aaa	Loudoun County Industrial Development Authority, Floating Rate Note, 2/15/38	7,000,000
				$15,785,000
			Municipal Power - 0.1%
1,000,000	0.89	NR/Aa3	South Carolina State Public Service Authority, Floating Rate Note, 6/2/14	$998,860

			Municipal Student Loan - 0.1%
1,250,000	1.00	AA+/NR	Louisiana Public Facilities Authority, Floating Rate Note, 4/26/27	$1,254,275

			TOTAL MUNICIPAL BONDS
			(Cost $52,698,541)	$52,695,970

			SENIOR FLOATING RATE LOAN INTERESTS - 7.3% **
			Energy - 0.1%
			Oil & Gas Drilling - 0.0%†
498,750	0.00	B-/B3	Offshore Group Investment, Ltd., Term Loan, 3/28/19	$501,742
			Integrated Oil & Gas - 0.0%†
52,102	4.50	BBB/Baa2	Glenn Pool Oil & Gas Trust, Term Loan, 6/1/16	$52,363
			Oil & Gas Exploration & Production - 0.0%†
250,000	5.75	BB-/Ba3	Chesapeake Energy Corp., Term Loan, 12/2/17	$253,298
400,000	6.00	B/B1	Samson Investment Co., Initial Term Loan (Second Lien), 9/10/16	400,000
				$653,298
			Oil & Gas Refining & Marketing - 0.1%
99,250	3.75	BB/Ba2	Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3/30/18	$97,836
1,000,000	2.52	BBB-/Ba1	Tesoro Corp., Initial Term Loan, 1/11/16	1,001,550
				$1,099,386
			Total Energy	$2,306,789
			Materials - 0.5%
			Commodity Chemicals - 0.1%
195,725	4.25	BB-/B1	Taminco Global Chemical Corp., Tranche B-2 Dollar Term Loan, 2/15/19	$196,582
390,893	4.50	NR/Ba2	Tronox, Inc., New Term Loan, 1/24/17	393,406
				$589,988
			Diversified Chemicals - 0.1%
1,241,888	4.75	B+/B1	DuPont Performance Coatings, Inc., Initial Term B Loan, 2/1/20	$1,244,438
			Specialty Chemicals - 0.1%
746,082	5.59	BB+/Ba1	Chemtura Corp., Term Facility, 8/11/16	$750,745
945,250	4.50	B+/B2	PQ Corp., 2013 Term Loan, 8/7/17	947,096
				$1,697,841
			Metal & Glass Containers - 0.0%†
497,500	4.50	B/B1	BWAY Holding Co., Initial Term Loan, 8/31/17	$499,988
			Paper Packaging - 0.1%
659,265	4.00	BB/Ba1	Sealed Air Corp., Term B-1 Facility, 10/3/18	$665,623
			Aluminum - 0.0%†
118,500	5.75	B/B1	Noranda Aluminum Holding Corp., Term B Loan, 2/17/19	$116,130
			Diversified Metals & Mining - 0.1%
1,492,487	5.25	BB+/Ba1	Fortescue Metals Group, Ltd., Term Loan, 9/18/17	$1,486,373
533,509	9.00	B+/B2	Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16	485,493
				$1,971,866
			Precious Metals & Minerals - 0.0%†
438,172	5.25	BB-/B1	Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17	$439,405
			Steel - 0.0%†
148,109	4.75	BB-/B1	JMC Steel Group, Inc., Term Loan, 2/15/17	$147,800
45,501	4.00	BB+/Ba1	SunCoke Energy, Inc., Tranche B Term Loan, 7/21/18	45,387
				$193,187
			Total Materials	$7,418,466
			Capital Goods - 0.6%
			Aerospace & Defense - 0.1%
483,057	3.50	BBB-/Ba2	AWAS Aviation Capital, Ltd., Term Loan, 6/25/18	$485,774
638,900	3.75	BBB-/Ba2	DigitalGlobe, Inc., Term Loan, 1/25/20	638,701
422,875	5.25	B/B1	Sequa Corp., Initial Term Loan, 5/29/17	425,650
345,625	3.75	BBB-/Ba1	Spirit Aerosystems, Inc., Term B Loan, 3/27/19	348,793
				$1,898,918
			Building Products - 0.2%
997,500	3.50	BB-/B1	Armstrong World Industries, Inc., Term Loan B, 2/26/20	$1,000,118
462,908	6.00	B+/B2	Custom Building Products, Inc., Term Loan, 12/12/19	467,247
995,000	4.25	B+/B1	Unifrax Corp., New Term B Loan, 12/31/19	996,492
				$2,463,857
			Electrical Components & Equipment - 0.0%†
893,250	6.00	B+/Ba2	WireCo WorldGroup, Inc., Term Loan, 4/13/17	$891,017
			Industrial Conglomerates - 0.0%†
698,250	4.25	B/B1	Milacron LLC, Term Loan, 3/12/20	$700,426
			Construction & Farm Machinery & Heavy Trucks - 0.1%
111,896	4.50	BB+/Ba1	Terex Corp., New US Term Loan, 4/28/17	$113,155
51,124	4.25	BB/Ba2	The Manitowoc Co., Inc., Term B Loan, 10/11/17	51,316
974,545	4.98	B+/B2	Waupaca Foundry, Inc., Term Loan, 6/29/17	974,545
				$1,139,016
			Industrial Machinery - 0.1%
483,943	4.25	NR/Ba3	Schaeffler AG, Facility C (USD), 1/27/17	$485,153
497,494	3.75	BB/Ba3	Trimas Corp., Tranche B Term Loan (2012), 10/11/19	502,469
80,000	6.25	BB-/Ba3	Xerium Technologies, Inc., New Term Loan, 5/2/19	80,000
				$1,067,622
			Trading Companies & Distributors - 0.1%
1,268,625	4.50	B+/Ba3	WESCO International, Inc., Tranche B-1 Loan, 12/4/19	$1,273,609
			Total Capital Goods	$9,434,465
			Commercial Services & Supplies - 0.3%
			Environmental & Facilities Services - 0.1%
197,500	3.50	BB+/Baa3	Covanta Holding Corp., Term Loan, 3/1/19	$199,845
100,000	3.75	NR/NR	ISS AS, New Term B Loan, 3/26/18	100,172
398,000	3.50	BBB-/Ba1	Progressive Waste Solutions, Ltd., Term B Loan, 10/31/19	399,741
151,128	4.00	B+/B1	Waste Industries USA, Inc., Term B Loan, 2/23/17	151,222
				$850,980
			Diversified Support Services - 0.1%
936,461	6.25	B-/B1	Language Line Services Holdings, Inc., Tranche B Term Loan, 5/30/16	$929,204
			Security & Alarm Services - 0.1%
519,695	5.25	B+/Ba3	Allied Security Holdings LLC, Term Loan (First Lien), 1/21/17	$522,943
746,250	4.50	BB/Ba1	Garda World Security Corp., Term B Loan, 10/24/19	751,380
500,000	3.25	BB/B1	The Geo Group, Inc., Term Loan, 3/28/20	500,469
				$1,774,792
			Human Resource & Employment Services - 0.0%†
597,988	3.50	BB-/Ba2	On Assignment, Inc., Initial Term B Loan, 5/16/20	$601,725
			Research & Consulting Services - 0.0%†
123,129	3.25	B+/Ba2	Crown Castle Operating Co., New Tranche B Term Loan, 1/31/19	$123,001
			Total Commercial Services & Supplies	$4,279,702
			Transportation - 0.3%
			Airlines - 0.2%
2,250,000	0.00	NR/NR	American Airlines, Inc., 6/21/19	$2,253,521
748,125	4.00	BB-/Ba1	Delta Air Lines, Inc., New Term B-1 Loan, 10/18/18	748,125
300,000	0.00	BB/Ba1	Delta Air Lines, Inc., Term Loan, 3/29/17	301,048
250,000	4.00	BB-/Ba2	United Air Lines, Inc., Class B Term Loan, 3/12/19	250,562
				$3,553,256
			Trucking - 0.1%
172,267	2.94	NR/Ba2	Swift Transportation Co. LLC, Tranche B-1 Term Loan (2013), 12/21/16	$173,487
331,509	4.00	BB/Ba2	Swift Transportation Co. LLC, Tranche B-2 Term Loan (2013), 12/21/17	334,254
				$507,741
			Total Transportation	$4,060,997
			Automobiles & Components - 0.1%
			Auto Parts & Equipment - 0.1%
148,875	4.25	BB-/Ba3	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$149,829
497,500	5.00	B+/B1	Metaldyne Corp., USD Term Loan, 12/19/18	498,744
644,753	5.50	NR/NR	TI Group Automotive Systems LLC, Additional Term Loan, 3/27/19	650,588
95,434	3.75	BB/Ba2	Tomkins LLC, Term B-2 Loan, 9/29/16	96,060
				$1,395,221
			Tires & Rubber - 0.0%†
600,000	4.75	BB/Ba1	The Goodyear Tire & Rubber Co., Loan (Second Lien), 3/27/19	$602,438
			Total Automobiles & Components	$1,997,659
			Consumer Durables & Apparel - 0.3%
			Home Furnishings - 0.0%†
532,305	3.50	BB/NR	Tempur Sealy International, Inc., 3/18/20	$529,111
			Housewares & Specialties - 0.1%
651,705	3.75	BB-/Ba3	Prestige Brands, Inc., Term B-1 Loan, 1/31/19	$655,913
795,244	4.75	NR/B1	Reynolds Group Holdings, Ltd., U.S. Term Loan, 9/21/18	798,391
252,724	5.25	B+/B1	Yankee Candle Co., Inc., Initial Term Loan, 3/2/19	253,566
				$1,707,870
			Apparel, Accessories & Luxury Goods - 0.1%
962,588	3.25	BBB-/Ba1	PVH Corp., Tranche B Term Loan, 12/19/19	$963,389
			Footwear - 0.0%†
740,321	4.00	BB/Ba2	Wolverine World Wide, Inc., Tranche B Term Loan, 5/1/19	$744,943
			Textiles - 0.1%
853,706	5.75	NR/Ba3	Kloeckner Pentaplast SA, Term B-1 Loan, 12/14/16	$859,042
			Total Consumer Durables & Apparel	$4,804,355
			Consumer Services - 0.7%
			Casinos & Gaming - 0.3%
96,847	4.00	BB+/Ba2	Ameristar Casinos, Inc., B Term Loan, 3/29/18	$97,150
129,500	6.00	BB-/Ba3	Boyd Gaming Corp., Increased Term Loan, 12/17/15	130,344
1,243,750	3.50	BB/Ba2	MGM Resorts International, Term B Loan, 12/13/19	1,235,510
814,712	3.75	BBB-/Ba1	Penn National Gaming, Inc., Term B Facility Loan, 6/29/18	819,928
187,625	4.00	BB+/Ba1	Pinnacle Entertainment, Inc., Series A Term Loan, 3/5/19	188,153
97,521	3.45	BB+/Ba1	Scientific Games Corp., Tranche B-1 Term Loan, 6/30/15	97,292
1,500,000	3.03	BBB-/Baa3	Seminole Indian Tribe of Florida, Initial Term Loan, 4/11/20	1,499,062
				$4,067,439
			Hotels, Resorts & Cruise Lines - 0.0%†
500,000	0.00	NR/B1	Four Seasons Hotels, Inc., 6/24/20	$501,875
			Leisure Facilities - 0.1%
188,571	4.00	B+/B1	Bombardier Recreational Products, Inc., Term B Loan, 7/17/19	$188,630
741,443	4.00	BB+/Ba2	Six Flags Entertainment Corp., Tranche B Term Loan, 11/23/18	746,935
				$935,565
			Restaurants - 0.2%
245,148	3.75	BB/Ba3	Burger King Corp., Tranche B Term Loan (2012), 9/28/19	$246,505
127,956	3.75	BB-/Ba2	DineEquity, Inc., Term B-2 Loan, 10/19/17	128,330
493,108	4.75	BB-/Ba3	Landry's, Inc., B Term Loan, 3/22/18	494,443
157,067	4.50	NR/Ba3	NPC Restaurant Holdings LLC, Term Loan, 12/28/18	158,932
869,432	5.25	B+/Ba3	PF Chang's China Bistro, Inc., Term Borrowing, 5/15/19	880,844
732,078	3.25	NR/B1	Wendy's International, Inc., Term B Loan, 5/15/19	731,392
				$2,640,446
			Education Services - 0.0%†
378,100	4.00	B+/B1	Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20	$379,849
			Specialized Consumer Services - 0.1%
2,000,000	3.75	BB/Ba1	Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20	$1,991,866
			Total Consumer Services	$10,517,040
			Media - 0.6%
			Advertising - 0.1%
497,500	4.25	B+/B1	Advantage Sales & Marketing LLC, 2013 Term Loan (First Lien), 12/17/17	$498,641
422,875	4.75	B/B1	Getty Images, Inc., Initial Term Loan, 9/17/19	419,545
				$918,186
			Broadcasting - 0.3%
1,194,981	3.50	BB-/Ba2	Cequel Communications Holdings I LLC, Term Loan, 1/31/19	$1,189,647
124,893	5.01	BB-/Ba3	Entercom Communications Corp., Term B-1 Loan, 11/7/18	126,350
744,375	4.00	BB-/Ba3	MCC Georgia LLC, Tranche G Term Loan, 2/8/20	752,749
621,875	4.75	B/B1	NEP Broadcasting LLC, Refinanced New Term Loan (First Lien), 1/3/20	625,956
332,737	3.00	BB+/WR	Sinclair Broadcast Group, Inc., New Tranche B Term Loan, 10/29/16	333,465
671,257	3.50	NR/Ba3	Telesat Canada, U.S. Term B Loan, 3/28/19	672,306
98,318	3.50	B+/Ba3	TWCC Holding Corp., Term Loan, 2/11/17	98,656
673,313	4.50	B+/B2	Univision Communications, Inc., 2013 New First-Lien Term Loan, 3/1/20	668,503
				$4,467,632
			Cable & Satellite - 0.1%
1,325,000	3.00	BB+/Baa3	Charter Communications Operating LLC, Term F Loan, 1/1/21	$1,319,571
650,000	3.25	NR/NR	Kabel Deutschland Vertrieb und Service GmbH, Facility F1, 2/1/19	649,675
				$1,969,246
			Movies & Entertainment - 0.1%
479,262	3.50	BB-/Ba2	AMC Entertainment, Inc., Initial Term Loan, 4/30/20	$479,022
493,635	4.50	BB-/Ba2	Live Nation Entertainment, Inc., Term B Loan, 10/20/16	497,436
600,000	3.50	BB+/Ba1	Seminole Hard Rock Entertainment, Inc., New Term Loan B, 4/29/20	601,500
600,000	3.75	BB-/Ba3	WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/3/20	597,250
				$2,175,208
			Publishing - 0.0%†
142,308	3.75	B+/Ba3	Interactive Data Corp., Refinanced Term Loan, 2/11/18	$141,863
			Total Media	$9,672,135
			Retailing - 0.3%
			Home Improvement Retail - 0.1%
1,246,875	4.50	B/B1	Apex Tool Group LLC, Term Loan, 2/1/20	$1,249,472
			Specialty Stores - 0.1%
1,000,000	3.75	BB-/B1	Michaels Stores, Inc., Term B Loan, 1/16/20	$998,229
			Automotive Retail - 0.1%
1,299,128	3.00	BB/NR	Avis Budget Car Rental LLC, New Tranche B Term Loan (2013), 3/15/19	$1,296,286
497,500	6.25	B+/B1	Sequa Automotive Group, Term Loan, 11/1/18	501,128
746,250	3.75	BB/Ba1	The Hertz Corp., Tranche B1 Term Loan, 3/11/18	749,282
				$2,546,696
			Total Retailing	$4,794,397
			Food & Staples Retailing - 0.0%†
			Food Distributors - 0.0%†
249,375	5.75	B/B1	AdvancePierre Foods, Term Loan (First Lien), 6/17/17	$251,349
			Food Retail - 0.0%†
623,438	4.75	BB-/NR	Albertsons LLC, Term B-2 Loan, 3/21/19	$619,801
			Total Food & Staples Retailing	$871,150
			Food, Beverage & Tobacco - 0.5%
			Distillers & Vintners - 0.1%
1,000,000	2.75	NR/NR	Constellation Brands, Inc., European Term B Loan, 4/29/20	$997,375
			Agricultural Products - 0.1%
750,000	4.50	B/Ba3	Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/22/20	$747,338
			Packaged Foods & Meats - 0.3%
498,750	5.00	B+/NR	Acosta, Inc., Term D Loan, 9/25/17	$502,023
727,951	4.00	B/B1	Del Monte Foods Co., Initial Term Loan, 2/3/18	726,507
1,600,000	3.50	BB/Ba2	HJ Heinz Co., Term B2 Loan, 3/27/20	1,601,896
997,500	3.75	NR/Ba2	JBS USA LLC, Initial Term Loan, 5/25/18	996,253
200,000	0.00	B+/Ba3	Michael Foods, Inc., Term B Facility, 2/14/18	202,167
1,336,650	3.25	BB/Ba3	Pinnacle Foods Finance LLC, New Term Loan G, 4/16/20	1,331,499
				$5,360,345
			Total Food, Beverage & Tobacco	$7,105,058
			Household & Personal Products - 0.1%
			Personal Products - 0.1%
172,817	4.25	B/Ba3	Monotronics International, Inc., Term B Loan, 3/23/18	$173,573
400,000	3.50	BB-/Ba3	NBTY, Inc., Term B-2 Loan, 10/1/17	400,708
976,136	4.00	BB-/Ba2	Revlon Consumer Products Corp., Replacement Term Loan, 11/19/17	986,203
				$1,560,484
			Total Household & Personal Products	$1,560,484
			Health Care Equipment & Services - 0.7%
			Health Care Equipment - 0.1%
1,141,375	4.50	BBB-/Ba2	Hologic, Inc., Tranche B Term Loan, 4/29/19	$1,146,636
370,134	4.50	BB-/Ba2	Kinetic Concepts, Inc., Dollar Term D-1 Loan, 5/4/18	370,828
				$1,517,464
			Health Care Supplies - 0.0%†
221,085	5.00	BB-/B1	Immucor, Inc., Term B-2 Loan, 8/19/18	$222,006
			Health Care Services - 0.3%
600,000	5.00	B+/Ba3	BSN Medical GmbH & Co. KG, Facility B1A, 8/28/19	$605,000
746,250	4.00	BB-/Ba2	DaVita, Inc., Tranche B2 Term Loan, 8/1/19	748,979
1,268,524	4.00	B+/Ba3	Envision Healthcare Corp., Initial Term Loan, 4/5/18	1,268,072
81,679	0.00	BBB-/Baa2	Fresenius SE & Co KGaA, Tranche D2 Term Loan, 9/10/14	81,832
66,656	7.75	B/B2	inVentiv Health, Inc., Term B-3 Loan, 6/24/18	65,739
1,000,000	6.75	B/B2	Steward Health Care System LLC, Term Loan, 4/12/20	1,007,175
346,507	4.50	NR/NR	Truven Health Analytics, Inc., New Tranche B Term Loan, 5/23/19	345,640
				$4,122,437
			Health Care Facilities - 0.2%
72,740	3.50	BB-/Ba3	Health Management Associates, Inc., Replacement Term B Loan, 11/1/18	$72,740
494,981	4.50	B/Ba3	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18	495,352
721,380	4.25	B+/Ba3	Kindred Healthcare, Inc., Term B-1 Loan, 6/1/18	716,871
497,500	2.70	BB-/Ba1	LifePoint Hospitals, Inc., Incremental Term Loan B, 7/24/17	497,811
497,503	7.00	NR/B2	RegionalCare Hospital Partners, Inc., Term Loan (First Lien 2013), 11/4/18	500,613
506,166	4.00	B+/NR	Select Medical Corp., Series C Tranche B Term Loan, 6/1/18	509,225
				$2,792,612
			Health Care Technology - 0.1%
727,198	5.00	B+/Ba3	Convatec, Inc., Dollar Term Loan, 12/1/16	$732,879
1,640,319	0.00	BB-/Ba3	Emdeon, Inc., Term B-2 Loan, 11/2/18	1,636,629
				$2,369,508
			Total Health Care Equipment & Services	$11,024,027
			Pharmaceuticals, Biotechnology & Life Sciences - 0.5%
			Biotechnology - 0.2%
942,875	3.50	BB/B1	Alkermes, Inc., 2019 Term Loan, 9/25/19	$935,803
97,744	5.50	BB/B2	Aptalis Pharma, Inc., Term B-1 Loan, 1/25/17	97,806
117,059	0.00	BBB-/Baa2	Fresenius Kabi Pharmaceuticals Holding, Inc., Tranche D1 Dollar Term Loan, 9/10/14	117,352
812,510	4.25	BB+/Ba2	Grifols, Inc., New U.S. Tranche B Term Loan, 6/4/17	817,806
153,874	4.25	BBB-/Ba3	Warner Chilcott Corp., Additional Term B-1 Loan, 3/15/18	154,239
353,470	4.25	BBB-/Ba3	Warner Chilcott Corp., Term B-1 Loan, 3/3/18	354,309
47,535	4.25	BBB-/Ba3	Warner Chilcott Corp., Term B-2 Loan, 3/17/18	47,648
278,540	4.25	BBB-/Ba3	WC Luxco Sarl, Term B-3 Loan, 3/3/18	279,202
				$2,804,165
			Pharmaceuticals - 0.3%
8,650	4.00	BB+/Ba1	Endo Health Solutions, Inc., Term Loan B 2011, 4/14/18	8,656
744,384	4.25	B+/B1	Par Pharmaceutical Companies, Inc., Additional Term B-1 Loan, 9/28/19	740,994
536,926	3.50	BBB-/Baa2	RPI Finance Trust, 6.75 Year Term Loan (2012), 5/10/18	538,268
637,611	4.00	BBB-/Baa2	RPI Finance Trust, New Term Loan, 11/9/18	638,939
1,650,000	3.75	NR/NR	Valeant Pharmaceuticals International, Inc., Term Loan, 5/30/20	1,649,264
597,000	3.50	NR/Ba1	Valeant Pharmaceuticals International, Inc., Series C-1 Tranche B Term Loan, 12/11/19	593,456
248,750	3.50	BBB-/Ba1	Valeant Pharmaceuticals International, Inc., Series D-1 Tranche B Term Loan, 2/13/19	247,169
				$4,416,746
			Total Pharmaceuticals, Biotechnology & Life Sciences	$7,220,911
			Banks - 0.1%
			Thrifts & Mortgage Finance - 0.1%
1,221,938	5.00	B/B1	Ocwen Financial Corp., Initial Term Loan, 1/15/18	$1,231,408
			Total Banks	$1,231,408
			Diversified Financials - 0.2%
			Other Diversified Financial Services - 0.1%
1,211,044	4.50	NR/B1	Fly Funding II Sarl, Term Loan, 8/9/18	$1,211,296
500,000	5.00	NR/B1	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19	497,500
297,750	4.75	B/B1	WideOpenWest Finance LLC, Term B Loan, 3/27/19	298,960
98,939	5.25	BB/Ba3	WorldPay, Facility B2A Term Loan, 8/6/17	99,756
				$2,107,512
			Specialized Finance - 0.1%
771,125	5.25	B/B1	Dematic Services Luxembourg Sarl, Term Loan, 12/18/19	$773,896
500,000	5.00	BB-/B1	ROC Finance LLC, New Term Loan B, 3/27/19	501,406
				$1,275,302
			Total Diversified Financials	$3,382,814
			Insurance - 0.1%
			Life & Health Insurance - 0.0%†
463,599	3.75	NR/Ba3	CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18	$466,207
			Multi-line Insurance - 0.0%†
248,750	5.00	B-/B1	Alliant Insurance Services, Inc., Initial Term Loan, 12/7/19	$249,411
			Property & Casualty Insurance - 0.1%
1,104,450	5.25	B-/B1	USI Insurance Services LLC, Initial Term Loan, 11/29/19	$1,108,074
			Total Insurance	$1,823,692
			Real Estate - 0.1%
			Mortgage REIT's - 0.0%†
500,000	0.00	BB+/Ba3	Starwood Property Trust, Inc., 4/19/20	$499,792
			Real Estate Services - 0.1%
497,500	5.75	NR/B1	Altisource Portfolio Solutions SA, Term B Loan, 11/27/19	$500,609
			Total Real Estate	$1,000,401
			Software & Services - 0.2%
			IT Consulting & Other Services - 0.0%†
992,500	4.50	BB/Ba3	Booz Allen Hamilton Holding Corp., Initial Tranche B Term Loan, 7/10/19	$988,572
			Data Processing & Outsourced Services - 0.1%
995,000	3.50	BB+/Ba2	Genpact, Ltd., Term Loan, 8/17/19	$1,000,597
171,149	4.25	BB/Ba3	VeriFone Systems, Inc., Term B Loan, 11/14/18	171,220
				$1,171,817
			Application Software - 0.0%†
29,968	8.50	B-/Ba3	Expert Global Solutions, Inc., Term B Advance (First Lien), 3/13/18	30,380
249,375	4.00	BB-/B1	Verint Systems, Inc., Term Loan, 9/6/19	249,998
				$280,378
			Systems Software - 0.1%
1,058,475	3.50	NR/Ba2	Rovi Corp., Tranche B2 Term Loan, 3/30/19	$1,055,829
			Total Software & Services	$3,496,596
			Technology Hardware & Equipment - 0.2%
			Communications Equipment - 0.2%
497,500	6.75	B+/B1	Audio Visual Services Corp., Term Loan (First Lien), 10/11/18	$501,231
447,468	3.75	BB/Ba2	CommScope, Inc., Tranche 2 Term Loan, 1/14/18	449,007
1,689,080	4.00	BBB-/Ba3	Riverbed Technology, Inc., Term Loan, 10/29/19	1,699,637
				$2,649,875
			Total Technology Hardware & Equipment	$2,649,875
			Semiconductors & Semiconductor Equipment - 0.0%†
			Semiconductor Equipment - 0.0%†
126,184	4.50	BB-/B1	Aeroflex, Inc., Tranche B-1 Term Loan, 11/24/19	$126,658
34,364	3.75	BBB-/Baa3	Sensata Technologies BV, Term Loan, 4/29/18	34,739
				$161,397
			Semiconductors - 0.0%†
284,328	3.75	BB/Ba2	Microsemi Corp., Term Loan, 2/19/20	$285,987
			Total Semiconductors & Semiconductor Equipment	$447,384
			Telecommunication Services - 0.4%
			Integrated Telecommunication Services - 0.3%
650,000	2.70	BB+/Baa3	tw telecom holdings, inc., Term Loan B Loan, 4/17/20	$650,812
2,205,000	3.50	NR/Ba3	Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20	2,187,775
1,157,906	3.75	BB/Ba3	West Corp., Term B-8 Loan, 6/30/18	1,159,932
717,750	4.00	BB+/Ba2	Windstream Corp., Tranche B-3 Term Loan, 7/23/19	720,375
746,250	3.50	BB+/Ba2	Windstream Corp., Tranche B-4 Term Loan, 1/8/20	748,271
				$5,467,165
			Wireless Telecommunication Services - 0.1%
62,344	3.25	NR/NR	Cellular South, Inc., Term Loan B, 5/21/20	$62,344
750,000	4.00	BB-/B1	Syniverse Holdings, Inc., Initial Term Loan (2013), 4/23/19	749,687
				$812,031
			Total Telecommunication Services	$6,279,196
			Utilities - 0.4%
			Electric Utilities - 0.1%
1,200,000	3.00	BB/Ba3	Calpine Construction Finance Co LP, Term B-1 Loan, 5/1/20	$1,190,357
			Independent Power Producers & Energy Traders - 0.3%
462,976	3.75	BB+/Ba1	AES Corp. Virginia, 2013 Other Term Loan, 5/27/18	$465,001
769,872	4.00	BB-/B1	Calpine Corp., Term Loan, 9/27/19	769,510
461,538	4.00	BB-/B1	Dynegy, Inc., Tranche B-2 Term Loan, 4/16/20	459,808
1,138,337	2.75	BB+/Baa3	NRG Energy, Inc., Term Loan (2013), 7/1/18	1,129,393
1,364,225	4.75	BB+/Ba1	NSG Holdings LLC, New Term Loan, 11/15/19	1,388,099
900,000	3.50	BB+/Ba2	Ruby Western Pipeline Holdings LLC, Term Loan, 3/27/20	897,750
				$5,109,561
			Total Utilities	$6,299,918
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $113,155,279)	$113,678,919

			TEMPORARY CASH INVESTMENTS - 7.1%
			Certificates of Deposit - 4.9%
950,000	0.53	NR/NR	Bank of Nova Scotia Houston, Floating Rate Note, 1/3/14	$951,472
2,500,000	0.53	NR/NR	Bank of Nova Scotia Houston, Floating Rate Note, 7/19/13	2,501,175
3,000,000	0.62	NR/NR	Bank of Nova Scotia Houston, Floating Rate Note, 9/17/13	3,003,981
2,000,000	1.53	AA-/NR	Commonwealth Bank of Australia New York NY, Floating Rate Note, 1/17/14	2,014,344
2,312,000		A-/Baa2	Dominion Resources, Inc./VA, 0.0% (c)	2,312,000
7,540,000		BB+/Baa3	Ford Motor Credit Co LLC, 0.0% (c)	7,539,786
12,000,000		BBB/Baa2	Mondelez International, Inc., 0.0% (c)	12,000,000
1,100,000		BBB+/A3	Nissan Motor Acceptance Corp., 0.0% (c)	1,099,808
2,500,000	0.75	AA-/Aa3	Nordea Bank Finland Plc New York, Floating Rate Note, 1/27/14	2,507,045
1,500,000		A-/Baa2	Northeast Utilities, 0.0% (c)	1,500,000
7,595,000		A/A3	Rockwell Automation, Inc., 0.0% (c)	7,595,000
1,550,000	0.47	AA-/Aa3	Royal Bank of Canada New York NY, Floating Rate Note, 9/3/13	1,551,237
1,000,000	0.44	NR/NR	Svenska Handelsbanken New York NY, Floating Rate Note, 11/17/14	1,000,542
1,500,000	0.44	AA-/Aa3	Svenska Handelsbanken New York NY, Floating Rate Note, 12/19/14	1,499,670
3,450,000	1.08	NR/NR	Svenska Handelsbanken New York NY, Floating Rate Note, 7/17/14	3,457,131
7,170,000		A+/A2	Target Corp., 0.0% (c)	7,170,000
2,000,000	0.28	NR/NR	Toronto-Dominion Bank New York, Floating Rate Note, 10/21/13	2,000,872
11,390,000		AA-/Aa1	Total Capital SA, 0.0% (c)	11,390,000
1,770,000		BBB+/Baa2	Tyco Electronics Group SA, 0.0% (c)	1,770,000
2,000,000		A-/A3	Virginia Electric and Power Co., 0.0% (c)	1,999,895
1,500,000	0.19	NR/NR	Wells Fargo Bank NA, Floating Rate Note, 9/13/13	1,499,902
250,000	1.03	NR/NR	Westpac Banking Corp. New York, Floating Rate Note, 7/10/13	250,056
				$76,613,916

			Repurchase Agreements - 2.2%
11,390,000		NR/Aaa	Bank of Nova Scotia, Inc., 0.08%, dated 6/28/13, repurchase price of
			$11,390,000 plus accrued interest on 7/1/13 collateralized by $11,617,946
			Freddie Mac Giant, 4.0%, 1/1/42	$11,390,000
11,390,000		NR/Aaa	Deutschebank AG, 0.12%, dated 6/28/13, repurchase price of
			$11,390,000 plus accrued interest on 7/1/13 collateralized by $3,348,687
			U.S. Treaury Bond, 2.375%-6.25%, 8/15/23-1/15/27 and
			$8,269,113 U.S Treasury Strip, 0.0%, 8/15/23-8/15/42	11,390,000
11,390,000		NR/NR	Mizuho Securities USA, Inc., 0.15%, dated 6/28/13, repurchase price of
			$11,390,000 plus accrued interest on 7/1/13 collateralized by $11,701,009
			Federal Home Loan Mortgage Corp., 0.0% - 2.2%, 5/15/14 - 7/5/22	11,390,000
				$34,170,000
			TOTAL TEMPORARY CASH INVESTMENTS
			(Cost $110,792,245)	$110,783,916

			TOTAL INVESTMENT IN SECURITIES - 95.4%
			(Cost $1,479,719,821) (a)	$1,481,866,447
			OTHER ASSETS & LIABILITIES - 4.6%	$71,616,253
			TOTAL NET ASSETS - 100.0%	$1,553,482,700

†			Rounds to less than 0.1%.

NR			Not rated by either S&P or Moody’s.

WR			Withdrawn rating.

REIT			Real Estate Investment Trust.

(Step)			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

(Cat Bond)			Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

REMIC			Real Estate Mortgage Investment Conduits.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At June 30, 2013, the value of these securities amounted to $390,698,934 or 25.1% of total net assets.

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a)			At June 30, 2013, the net unrealized gain on investments based on
			cost for federal income tax purposes of $1,482,233,904 was as follows:

			Aggregate gross unrealized gain for all investments in which
			there is an excess of value over tax cost	$6,356,643

			Aggregate gross unrealized loss for all investments in which
			there is an excess of tax cost over value	(6,724,100)

			Net unrealized loss	$(367,457)

(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)			Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
330,044,143

$
-

$
330,044,143

 Collateralized Mortgage Obligations

-

442,663,394

-

442,663,394

 Corporate Bonds

-

308,374,771

-

308,374,771

 U.S. Government and Agency Obligations

-

123,625,334

-

123,625,334

 Municipal Bonds

-

52,695,970

-

52,695,970

 Senior Floating Rate Loan Interests

-

113,678,919

-

113,678,919

 Certificates of Deposit

-

76,613,916

-

76,613,916

 Repurchase Agreements

-

34,170,000

-

34,170,000

 Total

$
-

$
1,481,866,447

$
-

$
1,481,866,447

 During the year ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust X

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2013

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2013

* Print the name and title of each signing officer under his or her signature.